UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2004 - June 30, 2004

Item 1: Reports to Shareholders

VANGUARD(R) BOND INDEX FUNDS

JUNE 30, 2004

[GRAPHIC}

SEMIANNUAL REPORT

THE VANGUARD GROUP (R) LOGO

VANGUARD(R) TOTAL BOND MARKET INDEX FUND

VANGUARD(R) SHORT-TERM BOND INDEX FUND

VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND

VANGUARD(R)LONG-TERM BOND INDEX FUND

HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that any opinions expressed here are just that: informed opinions. They should not be considered promises or advice. These opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

CONTENTS

 1 LETTER FROM THE CHAIRMAN
 6 FUND PROFILES
10 GLOSSARY OF INVESTMENT TERMS
11 PERFORMANCE SUMMARIES
14 ABOUT YOUR FUND'S EXPENSES
16 FINANCIAL STATEMENTS

SUMMARY

     * The four Vanguard Bond Index Funds closely tracked their target indexes in the first half of 2004, earning total returns ranging from -0.4% to 0.2%.

     * Yields rose and prices fell during the six months, resulting in virtually flat returns.

     * Mortgage-backed securities fared somewhat better than nominal U.S. Treasury and investment-grade corporate securities, allowing the Total Bond Market Index Fund to post higher returns than its sibling funds.

WANT LESS CLUTTER IN YOUR MAILBOX? JUST REGISTER WITH VANGUARD.COM AND OPT TO GET FUND REPORTS ONLINE.

LETTER FROM THE CHAIRMAN

Dear Shareholder,

Returns from investment-grade bonds during the first half of 2004 were virtually flat as meaningful price declines in April and May offset price gains in the other months and the six months' interest income. In this environment, the four Vanguard Bond Index Funds posted six-month total returns ranging from -0.4% to 0.2%.

[PICTURES OF JOHN J BRENNAN]

As the table on page 2 shows, each fund fulfilled its objective of closely tracking its target index. The funds' returns were also roughly in line with the averages of their respective mutual fund peer groups.

Reflective of the overall rising interest-rate environment, the yields of the four funds rose during the six months; increases ranged from 24 basis points (0.24 percentage point) for the Investor Shares of the Total Bond Market and Long-Term Bond Index Funds to 80 basis points for the Admiral Shares of the Short-Term Bond Index Fund. Detailed figures for each fund, including net asset values, distributions, and yields as of June 30, are presented in the table on page 5.

STRONG ECONOMIC DATA DAMPENED BOND RETURNS

Fixed income securities enjoyed solid price gains during the first quarter of 2004, and yields again approached historic lows. However, the picture changed early in the second quarter, as inflationary fears fueled by surging energy prices and reports indicating the economy was recovering at a healthy pace--coupled with the Federal Reserve Board's telegraphing its intent to start raising short-term interest rates as early as June--caused bond prices to fall in April and May.

JULY 20, 2004

--------------------------------------------------------------------------------
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                   JUNE 30, 2004
--------------------------------------------------------------------------------
VANGUARD TOTAL BOND MARKET INDEX FUND
  Investor Shares                                                           0.2%
  Admiral Shares                                                            0.2
  Institutional Shares                                                      0.2
Lehman Aggregate Bond Index                                                 0.2
Average Intermediate Investment
  Grade Debt Fund*                                                         -0.1
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM BOND INDEX FUND
  Investor Shares                                                          -0.2%
  Admiral Shares                                                           -0.1
Lehman 1-5 Year
  Government/Credit Index                                                   0.0
Average 1-5 Year Investment Grade
  Debt Fund*                                                               -0.1
--------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
  Investor Shares                                                          -0.3%
  Admiral Shares                                                           -0.2
Lehman 5-10 Year
  Government/Credit Index                                                  -0.3
Average Intermediate Investment
  Grade Debt Fund*                                                         -0.1
--------------------------------------------------------------------------------
VANGUARD LONG-TERM BOND INDEX FUND                                         -0.4%
Lehman Long Government/Credit Index                                        -0.5
Average Corporate A-Rated Debt Fund*                                       -0.2
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

For the full six months, interest income barely offset the price declines, with the Lehman Brothers Aggregate Bond Index--a proxy for the broad U.S. taxable, investment-grade bond market--posting a total return of 0.2%. Within the index, marginally negative returns in nominal (non-inflation-indexed) U.S. Treasury securities and investment-grade corporate bonds were offset by modestly positive results from mortgage-backed securities. Treasury inflation-indexed securities and high-yield bonds--which are not part of the aggregate index--registered higher total returns, though those too were modest (+1.9% and +1.4%, respectively).

For the fiscal half-year, the yield of the bellwether 10-year Treasury note increased 33 basis points, from 4.25% to 4.58%. At the shorter end of the maturity spectrum, rates climbed more sharply in anticipation that the Federal Reserve Board would increase its target for the federal funds rate. The Fed acted on June 30, lifting its target by 25 basis points to 1.25%, the first increase in four years. The yield of the 3-month Treasury bill, a proxy for money market rates, climbed from 0.92% at year-end 2003 to 1.26% on June 30.

STOCKS MADE MODERATE GAINS

The generally positive economic environment was good news for stock investors worldwide. In the United States, corporate earnings were strong, and Wall Street boosted its earnings-growth forecasts as the economic expansion accelerated. Consumer confidence solidified during the half-year as job creation increased. The broad U.S. stock market returned 3.9%. Developed markets overseas did even better, but a

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------
stronger U.S. dollar dampened returns from foreign securities for U.S.-based investors. Gains overall might have been higher, but for concerns raised by unrest in the Middle East; in addition, oil prices' reaching two-decade highs caused stock prices to dip in the middle of the period.


--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                     PERIODS ENDED JUNE 30, 2004
                                                     ---------------------------
                                                     Six         One        Five
                                                  Months        Year      Years*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                         0.2%        0.3%        6.9%
 (Broad taxable market)
Lehman Municipal Bond Index                        -0.7         0.8         5.9
Citigroup 3-Month Treasury Bill Index               0.5         1.0         3.1
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                     3.3%       19.5%       -1.6%
Russell 2000 Index (Small-caps)                     6.8        33.4         6.6
Dow Jones Wilshire 5000 Index                       3.9        21.2        -1.0
 (Entire market)
MSCI All Country World Index
 ex USA (International)                             4.1        32.5         1.0
================================================================================
CPI
Consumer Price Index                                2.9%        3.3%        2.7%
--------------------------------------------------------------------------------
*Annualized.

LACK OF MORTGAGE-BACKED SECURITIES PUT THREE FUNDS IN THE RED

The Total Bond Market Index Fund earned 0.2% during the fiscal half-year, matching the return of its benchmark, the Lehman Aggregate Bond Index. The other three Vanguard bond index funds also closely tracked their indexes, but registered small negative returns. Unlike the aggregate index--which is more than one-third mortgage-backed securities--our other funds' target indexes have virtually no mortgage-backed issues. Because of their higher prepayment risk, mortgage-backed securities compensate with higher coupon rates than the equivalent Treasury securities. That extra income has allowed mortgage-backed securities to better weather periods of rising interest rates in the recent past, though they also experience more moderate price appreciation in an environment of falling interest rates. (We should note that the lower volatility of mortgage-backed securities may not hold going forward. Unlike noncallable bonds, the duration--a measure of interest rate sensitivity--of mortgage-backed securities is very volatile and tends to follow the direction of interest rates.)

--------------------------------------------------------------------------------
COMPONENTS OF TOTAL RETURNS

                                               TWELVE MONTHS ENDED JUNE 30, 2004
INDEX FUND (INVESTOR SHARES)                   INCOME      CAPITAL         TOTAL
--------------------------------------------------------------------------------
Total Bond Market                                4.1%        -3.9%          0.2%
Short-Term Bond                                  2.9         -2.7           0.2
Intermediate-Term Bond                           4.7         -5.7          -1.0
Long-Term Bond                                   5.1         -7.9          -2.8
--------------------------------------------------------------------------------

Bonds in general have been very volatile over the past few years. Despite the strong showing of fixed income securities during first-quarter 2004, the downward trend for bond prices began in mid-2003. The accompanying table shows total returns for your funds' Investor Shares over the 12 months ended June 30 broken down by income and capital returns. All four funds suffered price declines, though income was sufficient for the Total Bond Market and Short-Term Bond Index Funds to stay in the black. Given that longer-term securities have the greatest sensitivity to interest rates, the Long-Term Bond Index Fund posted the worst return of the four. That said, we should also note that this followed three years of falling interest rates and outstanding gains for all four funds, even double-digit annual returns in some cases.

BONDS CONTINUE TO PLAY A VALUABLE ROLE

In past reports we have said that investors should not expect bonds' stellar gains in recent years to be the norm going forward. Indeed, we opined that with interest rates likely to rise from their historic lows, short-term performance might be disappointing. With the possibility of more rate hikes to come, that may still be true. Lest the temptation beckon, we caution against abandoning fixed income securities altogether. For those investors with longer time horizons who are reinvesting the distributions, rising yields are good news:
While rising rates initially cause a decline in principal value on paper, interest income will be reinvested in securities with lower prices and higher yields, resulting in higher total returns over the long run.

Whether the environment is one of rising or falling interest rates, bond funds still provide higher current income than money market or equity securities and serve as ballast for more-volatile stocks. The past several years--with stock and bond prices moving in an almost seesaw motion--only reinforced the tried-and-true value of a balanced approach. The diversified investor who periodically rebalanced his or her portfolio to its target asset allocation during this period would have been well rewarded.

Thank you for investing your assets with Vanguard.

Sincerely,

/S/JOHN J BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER


--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE              DECEMBER 31, 2003-JUNE 30, 2004

                                                 DISTRIBUTIONS PER SHARE
                                                 -----------------------
                           STARTING       ENDING    INCOME       CAPITAL     SEC
INDEX FUND              SHARE PRICE  SHARE PRICE DIVIDENDS         GAINS   YIELD
--------------------------------------------------------------------------------
Total Bond Market
  Investor Shares            $10.31      $10.09      $0.223     $0.015     4.28%
  Admiral Shares             10.31       10.09       0.228      0.015      4.40
  Institutional Shares       10.31       10.09       0.230      0.015      4.42
--------------------------------------------------------------------------------
Short-Term Bond
  Investor Shares            $10.28      $10.11      $0.146      $0.007    3.17%
  Admiral Shares             10.28       10.11       0.151       0.007     3.28
--------------------------------------------------------------------------------
Intermediate-Term Bond
  Investor Shares            $10.69      $10.40      $0.251     $0.015     4.92%
  Admiral Shares              10.69       10.40       0.256      0.015      5.00
--------------------------------------------------------------------------------
Long-Term Bond               $11.50      $11.15      $0.307     $0.000     5.65%
--------------------------------------------------------------------------------

AS OF 6/30/2004
FUND PROFILES

These Profiles provide snapshots of each fund's characteristics, compared where indicated with the fund's target index and a broad market index. Key terms are defined on page 10.

TOTAL BOND MARKET INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                                          TARGET
                                                        FUND              INDEX*
--------------------------------------------------------------------------------
Number of Issues                                       3,016               5,700
Yield --
  Investor Shares                                        4.3%
  Admiral Shares                                         4.4%
Institutional Shares                                     4.4%
Yield to Maturity                                        4.7%**             4.7%
Average Coupon                                           5.9%               5.4%
Average Effective Maturity                               7.7 years     7.5 years
Average Quality+                                          Aa1                Aa1
Average Duration                                         4.8 years     4.8 years
Expense Ratio --
  Investor Shares                                       0.22%++
  Admiral Shares                                        0.12%++
  Institutional Shares                                  0.09%++
Short-Term Reserves                                        0%                 --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY+ (% OF PORTFOLIO)

Treasury/Agency/GSEs+                                                        70%
Aaa                                                                           7
Aa                                                                            2
A                                                                            10
Baa                                                                          11
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                                                                  1%
1-5 Years                                                                    35
5-10 Years                                                                   48
10-20 Years                                                                  10
20-30 Years                                                                   6
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT FOCUS

        CREDIT QUALITY                  Treasury/Agency
        AVERAGE MATURITY                Medium
--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                                                          TARGET
                                                        FUND              INDEX*
--------------------------------------------------------------------------------
R-Squared                                               0.98                1.00
Beta                                                    0.96                1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

Asset-Backed/Commercial Mortgage-Backed                                       4%
Finance                                                                       8
Foreign                                                                       4
Government Mortgage-Backed                                                   36
Industrial                                                                   12
Treasury/Agency                                                              34
Utilities                                                                     2
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------


*Lehman  Aggregate Bond Index.
**Before  expenses.
+Source:  Moody's Investors Service.
++Annualized.
+Includes   debt   issued   by   government-sponsored
enterprises, which may include government mortgage-backed bonds.

SHORT-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                                TARGET     BROAD
                                                   FUND         INDEX*   INDEX**
--------------------------------------------------------------------------------
Number of Issues                                  597      1,592           5,700

Yield                                                         --              --
  Investor Shares                                 3.2%
  Admiral Shares                                  3.3%
Yield to Maturity                                 3.3%+      3.3%           4.7%
Average Coupon                                    4.9%       4.3%           5.4%
Average Effective Maturity                        2.7 years  2.7 years 7.5 years
Average QualityYY                                  Aa1        Aa1            Aa1
Average Duration                                  2.5 years  2.5 years 4.8 years
Expense Ratio                                                 --              --
  Investor Shares                                0.19%+
  Admiral Shares                                 0.11%+
Short-Term Reserves                                0%         --              --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITYYY (% OF PORTFOLIO)

Treasury/Agency/GSEs++                                                       64%
Aaa                                                                           6
Aa                                                                            5
A                                                                            14
Baa                                                                          11
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                                                                  1%
1-3 Years                                                                    61
3-5 Years                                                                    34
Over 5 Years                                                                  4
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VOLATILITY MEASURES
                                               TARGET                      BROAD
                                     FUND      INDEX*         FUND       INDEX**
--------------------------------------------------------------------------------
R-Squared                            0.96        1.00         0.91          1.00
Beta                                 0.93        1.00         0.57          1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT FOCUS

                CREDIT QUALITY              Treasury/Agency
                AVERAGE MATURITY            Short
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

Asset-Backed/Commercial Mortgage-Backed                                       1%
Finance                                                                      13
Foreign                                                                       8
Government Mortgage-Backed                                                    0
Industrial                                                                   12
Treasury/Agency                                                              64
Utilities                                                                     2
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------


*Lehman 1-5 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
+Before expenses.
++Source: Moody's Investors Service.
+Annualized.
++Includes debt issued by government-sponsored enterprises, which may include government mortgage-backed bonds.

                                             VISIT OUR  WEBSITE AT  VANGUARD.COM
                                     FOR  REGULARLY  UPDATED  FUND  INFORMATION.

fund profiles (continued)

INTERMEDIATE-TERM
BOND INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                               TARGET      BROAD
                                                 FUND          INDEX*    INDEX**
--------------------------------------------------------------------------------
Number of Issues                                  645           1,064      5,700
Yield                                                              --         --
  Investor Shares                                 4.9%
  Admiral Shares                                  5.0%
Yield to Maturity                                 5.1%+           5.1%      4.7%
Average Coupon                                    6.6%            6.1%      5.4%
Average Effective Maturity                        7.6years  7.6 years  7.5 years
Average QualityYY                                  Aa2                       Aa1
Average Duration                                  6.0 years  6.0years  4.8 years
Expense Ratio                                                      --         --
  Investor Shares                                0.20%+
  Admiral Shares                                 0.12%+
Short-Term Reserves                                 0%             --         --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY++ (% OF PORTFOLIO)

Treasury/Agency/GSEs++                                                       46%
Aaa                                                                           3
Aa                                                                            4
A                                                                            21
Baa                                                                          26
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                                                                  1%
1-5 Years                                                                     2
5-10 Years                                                                   88
10-20 Years                                                                   9
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VOLATILITY MEASURES

                                                   TARGET                BROAD
                                         FUND      INDEX*      FUND      INDEX**
--------------------------------------------------------------------------------
R-Squared                                0.99        1.00      0.95         1.00
Beta                                     0.98        1.00      1.40         1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT FOCUS

                CREDIT QUALITY                  Treasury/Agency
                AVERAGE MATURITY                Medium
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

Asset Backed/Commercial Mortgage-Backed                                       0%
Finance                                                                      17
Foreign                                                                       5
Government Mortgage-Backed                                                    0
Industrial                                                                   28
Treasury/Agency                                                              46
Utilities                                                                     4
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------


*Lehman 5-10 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
+Before expenses.
++Source: Moody's Investors Service.
+Annualized.
++Includes debt issued by government-sponsored enterprises, which may include government mortgage-backed bonds.

LONG-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                        TARGET             BROAD
                                       FUND             INDEX*           INDEX**
--------------------------------------------------------------------------------
Number of Issues                        447                841            5,700
Yield                                   5.7%                --               --
Yield to Maturity                       5.8%+              5.8%             4.7%
Average Coupon                          7.5%               7.3%             5.4%
Average Effective Maturity             20.0 years         20.6 years   7.5 years
Average QualityYY                        Aa2                Aa2              Aa1
Average Duration                       10.8 years         10.8 years   4.8 years
Expense Ratio                          0.20%+               --                --
Short-Term Reserves                       0%                --                --
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY++ (% OF PORTFOLIO)

Treasury/Agency/GSEs++                                                       58%
Aaa                                                                           2
Aa                                                                            4
A                                                                            15
Baa                                                                          21
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

5-10 Years                                                                    1%
10-20 Years                                                                  49
20-30 Years                                                                  49
Over 30 Years                                                                 1
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------
VOLATILITY MEASURES

                                                     TARGET                BROAD
                                           FUND      INDEX*   FUND       INDEX**
--------------------------------------------------------------------------------
R-Squared                              1.00            1.00   0.93          1.00
Beta                                   0.99            1.00   2.17          1.00
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT FOCUS

        CREDIT QULAITY                     Treasury/Agency
        AVERAGE MATURITY                   Long
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)

Asset-Backed/Commercial Mortgage-Backed                                       0%
Finance                                                                       8
Foreign                                                                       7
Government Mortgage-Backed                                                    0
Industrial                                                                   23
Treasury/Agency                                                              58
Utilities                                                                     4
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------


*Lehman Long Government/Credit Index.
**Lehman Aggregate Bond Index.
+Before expenses.
++Source: Moody's Investors Service.
+Annualized.

++Includes debt issued by government-sponsored enterprises, which may include government mortgage-backed bonds.

                                               Visit our website at Vanguard.com
                                         for regularly updated fund information.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

AS OF 6/30/2004
PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For the performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

TOTAL BOND MARKET INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1993-JUNE 30, 2004
--------------------------------------------------------------------------------

                                   TOTAL BOND MARKET INDEX FUND
                                        INVESTOR SHARES                  LEHMAN*
FISCAL                     CAPITAL          INCOME         TOTAL           TOTAL
YEAR                        RETURN          RETURN        RETURN          RETURN
--------------------------------------------------------------------------------
1994                         -8.8%            6.1%         -2.7%           -2.9%
1995                         10.6             7.6          18.2            18.5
1996                         -3.0             6.6           3.6             3.6
1997                          2.5             6.9           9.4             9.7
1998                          2.2             6.4           8.6             8.7
1999                         -6.8             6.0          -0.8            -0.8
--------------------------------------------------------------------------------
                                   TOTAL BOND MARKET INDEX FUND
                                        INVESTOR SHARES                  LEHMAN*
FISCAL                    CAPITAL           INCOME         TOTAL           TOTAL
YEAR                       RETURN           RETURN        RETURN          RETURN
--------------------------------------------------------------------------------
2000                          4.2%            7.2%         11.4%           11.6%
2001                           1.9            6.5           8.4             8.4
2002                           2.4            5.9           8.3            10.3
2003                          -0.7            4.7           4.0             4.1
2004**                        -2.0            2.2           0.2             0.2
--------------------------------------------------------------------------------
*Lehman Aggregate Bond Index.
**Six months ended June 30, 2004.
Note: See Financial Highlights tables on pages 93 and 94 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2004
                                                                            TEN YEARS
                                                     ONE     FIVE   -------------------------
                                  INCEPTION DATE    YEAR    YEARS   CAPITAL    INCOME   TOTAL
---------------------------------------------------------------------------------------------
Total Bond Market Index Fund
  Investor Shares*                    12/11/1986   0.23%    6.51%     0.80%     6.31%   7.11%
  Admiral Shares                      11/12/2001   0.32    3.93**       --        --      --
  Institutional Shares                 9/18/1995   0.36    6.63      0.34**    6.28**  6.62**
---------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

SHORT-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 1, 1994-JUNE 30, 2004


                                   SHORT-TERM  BOND INDEX FUND
                                        INVESTOR  SHARES                 LEHMAN*
FISCAL                    CAPITAL           INCOME         TOTAL           TOTAL
YEAR                       RETURN           RETURN        RETURN          RETURN
--------------------------------------------------------------------------------
1994                        -5.0%             4.6%         -0.4%           -0.2%
1995                         6.0              6.9          12.9            12.9
1996                        -1.5              6.0           4.5             4.7
1997                         0.8              6.2           7.0             7.1
1998                         1.7              5.9           7.6             7.6
1999                        -3.3              5.4           2.1             2.1
--------------------------------------------------------------------------------

                                   SHORT-TERM  BOND INDEX FUND
                                        INVESTOR  SHARES                 LEHMAN*
FISCAL                    CAPITAL           INCOME         TOTAL           TOTAL
YEAR                       RETURN           RETURN        RETURN          RETURN
--------------------------------------------------------------------------------
2000                         2.4%             6.4%          8.8%            8.9%
2001                         3.0              5.9           8.9             9.0
2002                         1.5              4.6           6.1             8.1
2003                         0.1              3.3           3.4             3.4
2004**                      -1.6              1.4          -0.2             0.0
--------------------------------------------------------------------------------

*Lehman 1-5 Year  Government/Credit  Index.
**Six  months  ended June 30, 2004.
Note: See Financial Highlights tables on page 95 for dividend and capital gains information.

INTERMEDIATE-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 1, 1994-JUNE 30, 2004
--------------------------------------------------------------------------------

                                INTERMEDIATE-TERM BOND INDEX FUND
                                       INVESTOR SHARES                   LEHMAN*
FISCAL                    CAPITAL           INCOME         TOTAL           TOTAL
YEAR                       RETURN           RETURN        RETURN          RETURN
--------------------------------------------------------------------------------
1994                        -8.2%             5.3%         -2.9%           -2.9%
1995                        13.3              7.8          21.1            21.4
1996                        -3.9              6.5           2.6             2.7
1997                         2.4              7.0           9.4             9.4
1998                         3.5              6.6          10.1            10.1
1999                        -9.0              6.0          -3.0            -2.9
--------------------------------------------------------------------------------

                                INTERMEDIATE-TERM BOND INDEX FUND
                                        INVESTOR SHARES                  LEHMAN*
FISCAL                    CAPITAL           INCOME         TOTAL           TOTAL
YEAR                       RETURN           RETURN        RETURN          RETURN
--------------------------------------------------------------------------------
2000                         5.4%             7.4%         12.8%           12.4%
2001                         2.6              6.7           9.3             8.8
2002                         4.7              6.2          10.9            13.0
2003                         0.6              5.0           5.6             6.0
2004**                      -2.6              2.3          -0.3            -0.3
--------------------------------------------------------------------------------
*Lehman 5-10 Year Government/Credit Index.
**Six months ended June 30, 2004.

Note: See Financial Highlights tables on page 96 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2004
                                                                            TEN YEARS
                                                    ONE     FIVE    -------------------------
                                 INCEPTION DATE    YEAR    YEARS   CAPITAL    INCOME   TOTAL
---------------------------------------------------------------------------------------------
SHORT-TERM BOND INDEX FUND
  Investor Shares*                      3/1/1994   0.25%    5.66%     0.64%     5.48%   6.12%
  Admiral Shares                      11/12/2001   0.31    3.14**       --        --      --
---------------------------------------------------------------------------------------------
Intermediate-Term Bond Index Fund
  Investor Shares*                      3/1/1994  -1.03%    7.54%     1.22%     6.48%   7.70%
  Admiral Shares                      11/12/2001  -0.96    5.05**       --        --     --
---------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

LONG-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 1, 1994-JUNE 30, 2004
--------------------------------------------------------------------------------
                                LONG-TERM BOND INDEX FUND                LEHMAN*
FISCAL                    CAPITAL           INCOME         TOTAL           TOTAL
YEAR                       RETURN           RETURN        RETURN          RETURN
--------------------------------------------------------------------------------
1994                       -10.4%             5.9%         -4.5%           -4.7%
1995                        21.0              8.7          29.7            29.9
1996                        -6.8              6.5          -0.3             0.1
1997                         6.9              7.4          14.3            14.5
1998                         5.5              6.5          12.0            11.8
1999                       -13.5              5.6          -7.9            -7.7
--------------------------------------------------------------------------------
                                LONG-TERM BOND INDEX FUND                LEHMAN*
FISCAL                    CAPITAL           INCOME         TOTAL           TOTAL
YEAR                       RETURN           RETURN        RETURN          RETURN
--------------------------------------------------------------------------------
2000                         9.1%             7.5%         16.6%           16.2%
2001                         1.6              6.6           8.2             7.3
2002                         7.8              6.6          14.4            14.8
2003                         0.0              5.5           5.5             5.9
2004**                      -3.0              2.6          -0.4            -0.5
--------------------------------------------------------------------------------
*Lehman Long Government/Credit Index.
**Six months ended June 30, 2004.
Note: See Financial Highlights table on page 97 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2004
                                                                            TEN YEARS
                                                     ONE     FIVE   -------------------------
                                  INCEPTION DATE    YEAR    YEARS   CAPITAL    INCOME   TOTAL
---------------------------------------------------------------------------------------------

Long-Term Bond Index Fund*              3/1/1994  -2.78%    8.27%       2.18%  6.69%    8.87%

---------------------------------------------------------------------------------------------

*Total return figures do not reflect the $10 annual account maintenance fee applied on balanc es under $10,000.

ABOUT YOUR FUND'S EXPENSES

--------------------------------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2004

                                  BEGINNING             ENDING          EXPENSES
                              ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING
INDEX FUND                       12/31/2003          6/30/2004           PERIOD*
--------------------------------------------------------------------------------
BASED ON ACTUAL FUND RETURN
Total Bond Market
  Investor Shares                    $1,000             $1,002             $1.09
  Admiral Shares                      1,000              1,002              0.60
  Institutional Shares                1,000              1,002              0.45
--------------------------------------------------------------------------------
Short-Term Bond
  Investor Shares                    $1,000              $ 998             $0.94
  Admiral Shares                      1,000                999              0.55
--------------------------------------------------------------------------------
Intermediate-Term Bond
  Investor Shares                    $1,000              $ 997             $0.99
  Admiral Shares                      1,000                998              0.60
--------------------------------------------------------------------------------
Long-Term Bond                       $1,000              $ 996             $0.99
--------------------------------------------------------------------------------
Based on Hypothetical 5% Return
Total Bond Market
   Investor Shares                   $1,000             $1,049             $1.12
  Admiral Shares                      1,000              1,049              0.61
  Institutional Shares                1,000              1,050              0.46
--------------------------------------------------------------------------------
Short-Term Bond
  Investor Shares                    $1,000             $1,049             $0.97
  Admiral Shares                      1,000              1,049              0.56
--------------------------------------------------------------------------------
Intermediate-Term Bond
  Investor Shares                    $1,000             $1,049             $1.02
  Admiral Shares                      1,000              1,049              0.61
--------------------------------------------------------------------------------
Long-Term Bond                       $1,000             $1,049             $1.02
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The adjacent examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table above illustrates your fund's costs in two ways:

* BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

* BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund's low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

--------------------------------------------------------------------------------
ANNUALIZED EXPENSE RATIOS:
YOUR FUND COMPARED WITH ITS PEER GROUP

                             Investor       Admiral     Institutional       Peer
Index Fund                     Shares        Shares            Shares     Group*
--------------------------------------------------------------------------------
Total Bond Market               0.22%         0.12%             0.09%      0.98%
Short-Term Bond                 0.19          0.11                --       0.94
Intermediate-Term Bond          0.20          0.12                --       0.98
Long-Term Bond                  0.20            --                --       1.13
--------------------------------------------------------------------------------

*Peer groups are: for the Total Bond Market Index Fund, the Average Intermediate Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1-5 Year Investment Grade Debt Fund; for the Intermediate-Term Bond Index Fund, the Average Intermediate Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2003.

AS OF 6/30/2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is minimal because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.
--------------------------------------------------------------------------------
                                                                FACE      MARKET
                                                  MATURITY    AMOUNT      VALUE^
TOTAL BOND MARKET INDEX FUND            COUPON        DATE     (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (68.4%)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (23.7%)
U.S. Treasury Bond                      12.00%   5/15/2005       300         326
U.S. Treasury Bond                     10.375%  11/15/2007     1,375       1,680
U.S. Treasury Bond                     10.375%  11/15/2009    75,000      77,402
U.S. Treasury Bond                      11.75%   2/15/2010    16,560      17,564
U.S. Treasury Bond                      10.00%   5/15/2010    43,065      45,992
U.S. Treasury Bond                      12.00%   8/15/2013     5,000       6,600
U.S. Treasury Bond                      11.25%   2/15/2015    30,950      47,745
U.S. Treasury Bond                     10.625%   8/15/2015    16,725      25,116
U.S. Treasury Bond                      9.875%  11/15/2015    41,275      59,429
U.S. Treasury Bond                       9.25%   2/15/2016    89,350     124,043
U.S. Treasury Bond                       7.50%  11/15/2016    20,069      24,735
U.S. Treasury Bond                       8.75%   5/15/2017    21,735      29,465
U.S. Treasury Bond                      8.875%   8/15/2017   204,840     280,694
U.S. Treasury Bond                      8.875%   2/15/2019    78,875     109,168
U.S. Treasury Bond                      8.125%   8/15/2019   144,995     189,899
U.S. Treasury Bond                       8.50%   2/15/2020    22,150      29,979
U.S. Treasury Bond                       8.75%   5/15/2020    40,575      56,114
U.S. Treasury Bond                       8.75%   8/15/2020    23,025      31,886
U.S. Treasury Bond                      7.875%   2/15/2021    96,387     124,399
U.S. Treasury Bond                      8.125%   8/15/2021   188,475     249,317
U.S. Treasury Bond                       8.00%  11/15/2021    89,620     117,472
U.S. Treasury Bond                      7.625%  11/15/2022   138,830     176,575
U.S. Treasury Bond                       6.25%   8/15/2023       425         471
U.S. Treasury Bond                       6.75%   8/15/2026    26,110      30,692

--------------------------------------------------------------------------------
                                                                FACE      MARKET
                                                  MATURITY    AMOUNT      VALUE^
TOTAL BOND MARKET INDEX FUND            COUPON        DATE     (000)       (000)
--------------------------------------------------------------------------------
U.S. Treasury Bond                      6.625%   2/15/2027    17,070      19,815
U.S. Treasury Bond                      6.375%   8/15/2027    41,200      46,511
U.S. Treasury Bond                       5.50%   8/15/2028     8,925       9,042
U.S. Treasury Note                       6.50%   8/15/2005    88,775      93,006
U.S. Treasury Note                       2.00%   8/31/2005    48,470      48,357
U.S. Treasury Note                      1.625%   9/30/2005   347,100     344,604
U.S. Treasury Note                       5.75%  11/15/2005     3,650       3,816
U.S. Treasury Note                      5.875%  11/15/2005    10,000      10,473
U.S. Treasury Note                      1.875%  11/30/2005   110,150     109,392
U.S. Treasury Note                      1.875%  12/31/2005   265,225     263,029
U.S. Treasury Note                      1.875%   1/31/2006    86,450      85,639
U.S. Treasury Note                      1.625%   2/28/2006    27,425      27,027
U.S. Treasury Note                      4.625%   5/15/2006    34,200      35,418
U.S. Treasury Note                      6.875%   5/15/2006   111,375     119,902
U.S. Treasury Note                       7.00%   7/15/2006   346,725     375,763
U.S. Treasury Note                      2.375%   8/15/2006    45,000      44,613
U.S. Treasury Note                       6.50%  10/15/2006   313,750     338,800
U.S. Treasury Note                      6.625%   5/15/2007   206,650     226,346
U.S. Treasury Note                      6.125%   8/15/2007    95,050     103,144
U.S. Treasury Note                      5.625%   5/15/2008   571,245     615,071
U.S. Treasury Note                      3.125%   9/15/2008   155,525     152,657
U.S. Treasury Note                      3.125%  10/15/2008    55,550      54,448
U.S. Treasury Note                      3.375%  11/15/2008    20,000      19,784
U.S. Treasury Note                       4.75%  11/15/2008     1,000       1,045
U.S. Treasury Note                      3.375%  12/15/2008    39,075      38,587
U.S. Treasury Note                       3.25%   1/15/2009    21,425      21,017
U.S. Treasury Note                       6.00%   8/15/2009   240,330     264,250
U.S. Treasury Note                       6.50%   2/15/2010   246,550     277,985
U.S. Treasury Note                       5.75%   8/15/2010    17,975      19,601
U.S. Treasury Note                       5.00%   2/15/2011     8,200       8,587
U.S. Treasury Note                       5.00%   8/15/2011    34,780      36,318
U.S. Treasury Note                      4.875%   2/15/2012   305,600     315,676
U.S. Treasury Note                      4.375%   8/15/2012   355,310     353,811
U.S. Treasury Note                       4.00%  11/15/2012    20,575      19,926
                                                                     -----------
                                                                       6,360,223
                                                                     -----------
AGENCY BONDS AND NOTES (10.1%)
Federal Farm Credit Bank*                2.25%    9/1/2006    12,980      12,730
Federal Home Loan Bank*                  3.25%   8/15/2005    18,875      19,067
Federal Home Loan Bank*                 5.375%   2/15/2006     1,000       1,041
Federal Home Loan Bank*                 5.125%    3/6/2006    77,250      80,155
Federal Home Loan Bank*                  2.50%   3/15/2006    48,850      48,594
Federal Home Loan Bank*                 5.375%   5/15/2006       500         522
Federal Home Loan Bank*                 6.375%   8/15/2006       500         533
Federal Home Loan Bank*                 2.875%   9/15/2006    21,000      20,866
Federal Home Loan Bank*                  6.50%   8/15/2007    38,810      42,129
Federal Home Loan Bank*                  5.80%    9/2/2008    15,000      16,016
Federal Home Loan Bank*                 5.865%    9/2/2008    45,070      48,234
Federal Home Loan Bank*                 3.625%  11/14/2008    15,000      14,730
Federal Home Loan Bank*                  5.79%   4/27/2009       900         960
Federal Home Loan Bank*                 7.625%   5/14/2010    73,700      85,345
Federal Home Loan Bank*                  5.75%   5/15/2012   101,575     106,975

--------------------------------------------------------------------------------
                                                                FACE      MARKET
                                                  MATURITY    AMOUNT      VALUE^
TOTAL BOND MARKET INDEX FUND            COUPON        DATE     (000)       (000)
--------------------------------------------------------------------------------
Federal Home Loan Bank*                  4.50%  11/15/2012    31,100      29,991
Federal Home Loan Mortgage Corp.*        7.00%   7/15/2005    73,030      76,543
Federal Home Loan Mortgage Corp.*       2.875%   9/15/2005    40,000      40,230
Federal Home Loan Mortgage Corp.*       2.125%  11/15/2005    35,000      34,802
Federal Home Loan Mortgage Corp.*        5.25%   1/15/2006    54,095      56,147
Federal Home Loan Mortgage Corp.*        6.75%   5/30/2006     1,250       1,338
Federal Home Loan Mortgage Corp.*        4.00%   6/12/2006    18,775      17,086
Federal Home Loan Mortgage Corp.*        5.50%   7/15/2006    38,950      40,818
Federal Home Loan Mortgage Corp.*       2.875%  12/15/2006    20,000      19,844
Federal Home Loan Mortgage Corp.*        3.50%   9/15/2007       325         324
Federal Home Loan Mortgage Corp.*        5.75%   4/15/2008   177,055     188,937
Federal Home Loan Mortgage Corp.*        3.75%   5/12/2009     3,130       3,038
Federal Home Loan Mortgage Corp.*       6.625%   9/15/2009    37,340      41,260
Federal Home Loan Mortgage Corp.*        7.00%   3/15/2010    98,925     111,251
Federal Home Loan Mortgage Corp.*       6.875%   9/15/2010    70,225      78,888
Federal Home Loan Mortgage Corp.*       5.875%   3/21/2011    14,757      15,522
Federal Home Loan Mortgage Corp.*        6.00%   6/15/2011    10,000      10,728
Federal Home Loan Mortgage Corp.*       6.375%    8/1/2011     3,130       3,266
Federal Home Loan Mortgage Corp.*        5.50%   9/15/2011    10,000      10,429
Federal Home Loan Mortgage Corp.*        5.75%   1/15/2012    55,750      58,792
Federal Home Loan Mortgage Corp.*       5.125%   7/15/2012    33,015      33,380
Federal Home Loan Mortgage Corp.*        4.50%   1/15/2013    27,500      26,468
Federal Home Loan Mortgage Corp.*        4.50%   7/15/2013    15,100      14,433
Federal Home Loan Mortgage Corp.*        6.75%   3/15/2031    63,350      70,594
Federal National Mortgage Assn.*         7.00%   7/15/2005   205,835     215,738
Federal National Mortgage Assn.*         6.00%  12/15/2005    25,650      26,885
Federal National Mortgage Assn.*         5.50%   2/15/2006    30,000      31,292
Federal National Mortgage Assn.*         2.25%   5/15/2006    43,180      42,644
Federal National Mortgage Assn.*         5.25%   6/15/2006    26,970      28,116
Federal National Mortgage Assn.*        4.375%  10/15/2006    11,190      11,484
Federal National Mortgage Assn.*         4.75%    1/2/2007       305         314
Federal National Mortgage Assn.*         5.00%   1/15/2007     6,710       6,986
Federal National Mortgage Assn.*        7.125%   3/15/2007    20,000      21,921
Federal National Mortgage Assn.*         3.50%  10/15/2007     3,580       3,553
Federal National Mortgage Assn.*        6.625%  10/15/2007    45,000      49,127
Federal National Mortgage Assn.*         6.00%   5/15/2008    26,310      28,298
Federal National Mortgage Assn.*         5.25%   1/15/2009     5,095       5,325
Federal National Mortgage Assn.*        6.375%   6/15/2009    52,587      57,464
Federal National Mortgage Assn.*        6.625%   9/15/2009   128,315     141,787
Federal National Mortgage Assn.*         7.25%   1/15/2010    85,665      97,423
Federal National Mortgage Assn.*        7.125%   6/15/2010        25          28
Federal National Mortgage Assn.*         6.25%    2/1/2011    16,840      18,088
Federal National Mortgage Assn.*         6.00%   5/15/2011    82,500      88,542
Federal National Mortgage Assn.*         6.25%   7/19/2011       685         686
Federal National Mortgage Assn.*         5.50%  10/18/2011       430         433
Federal National Mortgage Assn.*         6.00%  12/21/2011        15          15
Federal National Mortgage Assn.*        6.125%   3/15/2012    32,980      35,509
Federal National Mortgage Assn.*        4.375%   9/15/2012     8,550       8,207
Federal National Mortgage Assn.*        4.625%    5/1/2013    17,575      16,620
Federal National Mortgage Assn.*        4.625%  10/15/2013    25,000      24,082
Federal National Mortgage Assn.*        5.125%    1/2/2014     4,175       4,061


                                       18
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

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                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
                                                                COUPON                       DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.*                                 8.20%                  3/10/2016        $ 50         $ 62
Federal National Mortgage Assn.*                                 6.25%                  5/15/2029         900          944
Federal National Mortgage Assn.*                                7.125%                  1/15/2030         805          936
Federal National Mortgage Assn.*                                 7.25%                  5/15/2030     121,601      143,526
Federal National Mortgage Assn.*                                6.625%                 11/15/2030       8,000        8,800
Private Export Funding Corp.
(U.S. Government Guaranteed)                                     7.20%                  1/15/2010      32,875       37,298
Resolution Funding Corp.                                        8.125%                 10/15/2019         550          696
Resolution Funding Corp.                                        8.875%                  7/15/2020         280          373
Resolution Funding Corp.                                        8.625%                  1/15/2030         110          150
Small Business Administration Variable Rate
Interest Only Custodial Receipts                                2.719%                  7/15/2017       4,883          247
State of Israel (U.S. Government Guaranteed)                     5.50%                  9/18/2023       5,725        5,688
State of Israel (U.S. Government Guaranteed)                     5.50%                  12/4/2023       4,050        4,024
State of Israel (U.S. Government Guaranteed)                     5.50%                  4/26/2024       3,100        3,076
Tennessee Valley Auth.*                                         5.375%                 11/13/2008      32,175       33,828
Tennessee Valley Auth.*                                         7.125%                   5/1/2030      34,350       39,972
                                                                                                              ------------
                                                                                                                 2,726,254
                                                                                                              ------------
MORTGAGE-BACKED SECURITIES (34.6%)
Federal Home Loan Mortgage Corp.*                                4.00%      3/1/2008-4/1/2019 (1)     158,024      152,774
Federal Home Loan Mortgage Corp.*                                4.50%      1/1/2008-4/1/2034 (1)     523,696      510,268
Federal Home Loan Mortgage Corp.*                                5.00%      6/1/2007-6/1/2034 (1)     868,902      852,754
Federal Home Loan Mortgage Corp.*                                5.50%    12/1/2005-11/1/2035 (1)     854,188      856,610
Federal Home Loan Mortgage Corp.*                                6.00%     4/1/2005-10/1/2004 (1)     488,079      501,917
Federal Home Loan Mortgage Corp.*                                6.50%    10/1/2004-11/1/2033 (1)     319,092      333,802
Federal Home Loan Mortgage Corp.*                                7.00%    10/27/2004-7/1/2032 (1)     135,852      143,653
Federal Home Loan Mortgage Corp.*                                7.50%      1/1/2007-2/1/2032 (1)      38,078       40,915
Federal Home Loan Mortgage Corp.*                                8.00%      7/1/2006-1/1/2032 (1)      27,364       29,619
Federal Home Loan Mortgage Corp.*                                8.50%      7/1/2006-7/1/2031 (1)       4,427        4,836
Federal Home Loan Mortgage Corp.*                                9.00%     11/1/2005-4/1/2031 (1)       3,149        3,476
Federal Home Loan Mortgage Corp.*                                9.50%      4/1/2016-6/1/2025 (1)         766          848
Federal Home Loan Mortgage Corp.*                               10.00%      7/1/2009-1/1/2032 (1)         209          235
Federal Home Loan Mortgage Corp.*                               10.50%              12/1/2015 (1)           1            2
Federal National Mortgage Assn.*                                 4.00%      8/1/2010-6/1/2019 (1)     175,095      168,040
Federal National Mortgage Assn.*                                 4.50%      1/1/2010-5/1/2034 (1)     465,806      452,385
Federal National Mortgage Assn.*                                 5.00%      3/1/2006-5/1/2034 (1)   1,327,987    1,302,277
Federal National Mortgage Assn.*                                 5.50%     11/1/2008-3/1/2035 (1)   1,398,087    1,398,403
Federal National Mortgage Assn.*                                 6.00%      6/1/2008-4/1/2034 (1)     624,550      641,350
Federal National Mortgage Assn.*                                 6.50%      6/1/2008-4/1/2034 (1)     398,475      416,322
Federal National Mortgage Assn.*                                 7.00%    10/1/2004-11/1/2032 (1)     144,408      152,546
Federal National Mortgage Assn.*                                 7.50%     9/1/2007-12/1/2032 (1)      62,242       66,639
Federal National Mortgage Assn.*                                 8.00%     11/1/2006-9/1/2031 (1)      16,575       17,942
Federal National Mortgage Assn.*                                 8.50%      4/1/2006-5/1/2032 (1)       6,446        6,996
Federal National Mortgage Assn.*                                 9.00%      7/1/2005-8/1/2030 (1)       1,399        1,538
Federal National Mortgage Assn.*                                 9.50%    12/1/2005-11/1/2025 (1)       1,560        1,730
Federal National Mortgage Assn.*                                10.00%     10/2/2006-6/1/2022 (1)         321          356
Federal National Mortgage Assn.*                                10.50%      5/1/2010-8/1/2020 (1)          99          108
Federal National Mortgage Assn.*                                11.00%               9/1/2019 (1)          30           34
Government National Mortgage Assn.                               3.25%              6/20/2029 (1)       2,800        2,771
Government National Mortgage Assn.                               4.00%    8/15/2018-9/15/2018 (1)       3,796        3,640
Government National Mortgage Assn.                               4.50%   6/15/2018-10/15/2033 (1)      35,789       34,347



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                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
TOTAL BOND MARKET INDEX FUND                                    COUPON                       DATE       (000)        (000)
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.                               5.00%    12/15/2017-3/1/2035 (1)    $204,964     $200,124
Government National Mortgage Assn.                               5.50%    2/15/2017-6/15/2034 (1)     353,899      354,301
Government National Mortgage Assn.                               6.00%     3/1/2009-3/15/2034 (1)     251,942      258,830
Government National Mortgage Assn.                               6.50%    10/15/2007-3/1/2035 (1)     173,901      182,019
Government National Mortgage Assn.                               7.00%    11/15/2007-3/1/2035 (1)     102,857      109,428
Government National Mortgage Assn.                               7.25%              9/15/2025 (1)          81           88
Government National Mortgage Assn.                               7.50%    2/15/2007-6/15/2032 (1)      40,507       43,668
Government National Mortgage Assn.                               7.75%              2/15/2030 (1)          17           18
Government National Mortgage Assn.                               7.90%              2/15/2021 (1)          11           12
Government National Mortgage Assn.                               8.00%   2/15/2007-12/15/2030 (1)      24,034       26,265
Government National Mortgage Assn.                               8.50%    5/15/2010-3/15/2031 (1)       5,509        6,045
Government National Mortgage Assn.                               9.00%    4/15/2005-3/15/2031 (1)      10,703       11,897
Government National Mortgage Assn.                               9.50%    5/15/2016-9/15/2030 (1)       2,152        2,407
Government National Mortgage Assn.                              10.00%    2/15/2018-2/15/2025 (1)         798          903
Government National Mortgage Assn.                              10.50%    7/15/2015-4/15/2025 (1)         580          658
Government National Mortgage Assn.                              11.00%    1/15/2010-6/15/2019 (1)         156          174
Government National Mortgage Assn.                              11.50%    3/15/2010-4/15/2016 (1)          82           93
                                                                                                              ------------
                                                                                                                 9,296,063
                                                                                                              ------------
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $18,352,421)                                                                                              18,382,540
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (28.1%)
--------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (5.2%)
BA Master Credit Card Trust                                     1.359%           6/15/2008 (1)(3)      60,700       60,830
Banc of America Commercial Mortgage, Inc.                       5.787%              5/11/2035 (1)      20,000       20,581
Banc of America Commercial Mortgage, Inc.                       6.503%              4/15/2036 (1)       9,000        9,723
Banc of America Commercial Mortgage, Inc.                       5.118%              7/11/2043 (1)       2,690        2,678
Bank of America Mortgage Securities                             4.654%              6/25/2032 (1)       1,446        1,453
Bear Stearns Commercial Mortgage Securities, Inc.                5.61%             11/15/2033 (1)       9,900       10,260
Bear Stearns Commercial Mortgage Securities, Inc.                4.83%              8/15/2038 (1)      20,000       19,587
Bear Stearns Commercial Mortgage Securities, Inc.                4.68%              8/13/2039 (1)      10,000        9,608
Bear Stearns Commercial Mortgage Securities, Inc.                4.74%              3/13/2040 (1)       9,000        8,693
California Infrastructure & Economic Development
Bank Special Purpose Trust PG&E-1                                6.42%              9/25/2008 (1)      33,947       35,442
California Infrastructure & Economic Development
Bank Special Purpose Trust SDG&E-1                               6.31%              9/25/2008 (1)       5,788        6,043
Carco Auto Loan Master Trust                                    1.304%          11/15/2006 (1)(3)      20,000       20,023
Centex Home Equity                                               4.64%              8/25/2026 (1)       3,339        3,347
Chase Commercial Mortgage Securities Corp.                       6.39%             11/18/2030 (1)      19,325       20,724
Chase Credit Card Master Trust                                  1.339%           2/15/2007 (1)(3)       5,000        5,001
Chase Credit Card Master Trust                                  1.409%           6/15/2007 (1)(3)      15,000       15,016
Chase Credit Card Master Trust                                  1.289%           4/15/2008 (1)(3)      17,000       17,012
Chase Credit Card Master Trust                                  1.379%           6/16/2008 (1)(3)      89,000       89,201
CIT Group Home Equity Loan Trust                                 6.20%              2/25/2030 (1)       1,790        1,858
Citibank Credit Card Issuance Trust                              4.95%               2/9/2009 (1)      43,650       45,283
Citibank Credit Card Master Trust                               5.875%              3/10/2011 (1)       1,250        1,334
COMED Transitional Funding Trust                                 5.63%              6/25/2009 (1)         510          534
Commercial Mortgage Lease-Backed Certificate                    6.746%              6/20/2031 (1)      19,821       21,334
Countrywide Home Loans                                          4.557%              9/19/2032 (1)       2,487        2,489
Countrywide Home Loans                                          4.145%              5/25/2033 (1)      32,550       32,617
Credit Suisse First Boston Mortgage Securities Corp.             7.29%              9/15/2041 (1)      20,000       22,280



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                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
                                                                COUPON                       DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------

Detroit Edison Securitization Funding LLC                       5.875%               3/1/2010 (1)       $ 900        $ 951
Discover Card Master Trust I                                    1.519%           2/16/2007 (1)(3)      10,915       10,918
Discover Card Master Trust I                                    1.369%           4/16/2007 (1)(3)       6,050        6,052
Discover Card Master Trust I                                    1.309%           7/15/2007 (1)(3)      16,500       16,507
Discover Card Master Trust I                                     6.85%              7/17/2007 (1)         250          256
Discover Card Master Trust I                                    1.419%           9/18/2007 (1)(3)       8,765        8,776
Discover Card Master Trust I                                    1.419%          11/15/2007 (1)(3)      23,000       23,038
DLJ Commercial Mortgage Corp.                                    6.41%              2/18/2031 (1)      17,425       18,585
Federal Housing Administration                                   7.43%              10/1/2020 (1)          49           53
First Union National Bank Commercial
Mortgage Securities                                             6.223%             12/12/2033 (1)      12,550       13,375
First USA Credit Card Master Trust                               1.42%           4/17/2007 (1)(3)      26,000       26,003
First USA Credit Card Master Trust                              1.377%           5/17/2007 (1)(3)      20,012       20,016
First USA Credit Card Master Trust                               1.43%           9/19/2008 (1)(3)       3,000        3,006
Ford Credit Auto Owner Trust                                     3.62%              1/15/2006 (1)       5,225        5,239
Ford Credit Auto Owner Trust                                     4.01%              3/15/2006 (1)      16,169       16,266
Ford Credit Auto Owner Trust                                     3.13%             11/15/2006 (1)       2,700        2,717
Ford Credit Floor Plan Master Owner Trust                       1.329%           7/17/2006 (1)(3)      12,725       12,725
GE Capital Commercial Mortgage Corp.                            6.531%              5/15/2033 (1)      17,000       18,438
GE Capital Commercial Mortgage Corp.                             6.29%              8/11/2033 (1)       3,000        3,209
GE Capital Commercial Mortgage Corp.                            6.269%             12/10/2035 (1)      12,200       13,056
GE Capital Commercial Mortgage Corp.                            5.145%              7/10/2037 (1)       1,340        1,328
GE Capital Commercial Mortgage Corp.                            4.996%             12/10/2037 (1)      20,000       19,724
GMAC Commercial Mortgage Securities, Inc.                       6.175%              5/15/2033 (1)      20,000       21,348
GMAC Commercial Mortgage Securities, Inc.                       7.455%              8/16/2033 (1)      12,000       13,517
GMAC Commercial Mortgage Securities, Inc.                       6.465%              4/15/2034 (1)      14,085       15,186
GMAC Commercial Mortgage Securities, Inc.                        6.70%              4/15/2034 (1)      16,500       18,008
GMAC Commercial Mortgage Securities, Inc.                        6.42%              5/15/2035 (1)      10,250       11,040
GS Mortgage Securities Corp. II                                 4.608%              1/10/2040 (1)      20,000       19,185
Harley-Davidson Motorcycle Trust                                 4.50%              1/15/2010 (1)      12,350       12,598
Honda Auto Receivables Owner Trust                               4.22%              4/16/2007 (1)       5,775        5,866
Household Automotive Trust Series                                3.68%              4/17/2006 (1)         332          333
Household Credit Card Master Note Trust I                       1.369%           7/15/2008 (1)(3)       7,500        7,511
Household Credit Card Master Note Trust I                       1.379%           8/15/2008 (1)(3)      62,000       62,109
Household Credit Card Master Note Trust I                       1.399%          10/15/2008 (1)(3)      10,000       10,023
..P. Morgan Chase Commercial
Mortgage Securities                                              6.26%              3/15/2033 (1)      20,000       21,555
..P. Morgan Chase Commercial
Mortgage Securities                                              5.05%             12/12/2034 (1)      11,000       10,883
..P. Morgan Chase Commercial
Mortgage Securities                                             4.985%              1/12/2037 (1)      15,000       14,758
..P. Morgan Chase Commercial
Mortgage Securities                                             5.255%              7/12/2037 (1)       1,790        1,794
..P. Morgan Chase Commercial
Mortgage Securities                                             5.376%              7/12/2037 (1)      12,180       12,326
LB Commerical Conduit Mortgage Trust                             6.78%              6/15/2031 (1)      26,237       28,666
LB-UBS Commercial Mortgage Trust                                 7.37%              8/15/2026 (1)      20,000       22,549
LB-UBS Commercial Mortgage Trust                                6.133%             12/15/2030 (1)       8,190        8,694
M&I Auto Loan Trust                                              3.04%             10/20/2008 (1)       8,100        8,076
Mach One CDO, Ltd.                                               6.70%              5/29/2030 (1)       1,418        1,376
MBNA Credit Card Master Note Trust                              1.369%           2/15/2007 (1)(3)      47,800       47,813



--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
TOTAL BOND MARKET INDEX FUND                                    COUPON                       DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------

MBNA Credit Card Master Note Trust                               4.95%              6/15/2009 (1)     $45,800      $47,549
MBNA Master Credit Card Trust                                   1.359%           2/15/2007 (1)(3)       7,775        7,777
Morgan Stanley Capital I                                         6.52%              3/15/2030 (1)       5,394        5,770
Morgan Stanley Dean Witter Capital I                             6.66%              2/15/2033 (1)       5,000        5,459
Morgan Stanley Dean Witter Capital I                             6.39%              7/15/2033 (1)       5,000        5,363
Morgan Stanley Dean Witter Capital I                             4.92%              3/12/2035 (1)      20,000       19,667
Morgan Stanley Dean Witter Capital I                             6.39%             10/15/2035 (1)       5,000        5,392
Morgan Stanley Dean Witter Capital I                             4.74%             11/13/2036 (1)       1,340        1,301
Nissan Auto Receivables Owner Trust                              4.80%              2/15/2007 (1)       1,101        1,114
Nissan Auto Receivables Owner Trust                              3.33%              1/15/2008 (1)      21,100       21,267
PECO Energy Transition Trust                                     5.80%               3/1/2007 (1)       5,781        5,887
PECO Energy Transition Trust                                     6.13%               3/1/2009 (1)         450          481
PP&L Transition Bond Co. LLC                                     6.96%             12/26/2007 (1)       7,500        7,872
PP&L Transition Bond Co. LLC                                     7.15%              6/25/2009 (1)         850          945
PSEG Transition Funding LLC                                      6.89%             12/15/2017 (1)      19,800       22,258
Public Service New Hampshire Funding LLC                         5.73%              11/1/2010 (1)         847          893
Residential Asset Securities Corp.                              4.988%              2/25/2027 (1)       7,629        7,651
Residential Asset Securities Corp.                              6.417%              2/25/2029 (1)         311          315
Residential Asset Securities Corp.                               7.15%              7/25/2030 (1)         964        1,000
Residential Asset Securities Corp.                              6.489%             10/25/2030 (1)         900          933
Salomon Brothers Mortgage Securities VII                        4.161%              9/25/2033 (1)      53,115       52,560
Target Credit Card Master Trust                                  1.41%           7/25/2008 (1)(3)      23,000       23,000
Toyota Auto Receivables Owner Trust                              2.65%             11/15/2006 (1)      17,782       17,847
Toyota Auto Receivables Owner Trust                              4.00%              7/15/2008 (1)      10,000       10,112
USAA Auto Owner Trust                                            2.93%              7/16/2007 (1)       3,200        3,198
Wachovia Bank Commercial Mortgage Trust                          4.98%             11/15/2034 (1)         900          885
Wachovia Bank Commercial Mortgage Trust                         4.867%              2/15/2035 (1)         900          875
Washington Mutual Mortgage
Pass-Through Certificates                                       5.435%              2/25/2032 (1)       2,214        2,219
Washington Mutual Mortgage
Pass-Through Certificates                                        5.50%              4/26/2032 (1)       6,296        6,323
Washington Mutual Mortgage
Pass-Through Certificates                                        5.55%              4/26/2032 (1)       2,944        2,961
WFS Financial Owner Trust                                        4.50%              2/20/2010 (1)      16,500       16,800
                                                                                                             -------------
                                                                                                                 1,404,077
                                                                                                             -------------
FINANCE (9.3%)
  BANKING (4.9%)
Abbey National PLC                                               7.95%                 10/26/2029      11,515       13,664
ABN AMRO Bank NV                                                 7.25%                  5/31/2005          75           78
ABN AMRO Bank NV                                                 7.55%                  6/28/2006       4,750        5,140
African Development Bank                                         3.25%                   8/1/2008       7,600        7,439
Asian Development Bank                                          4.875%                   2/5/2007      33,750       35,063
Asian Development Bank                                          5.593%                  7/16/2018       3,475        3,552
Bank of America Corp.                                           7.125%                  9/15/2006       3,900        4,213
Bank of America Corp.                                            5.25%                   2/1/2007      19,450       20,275
Bank of America Corp.                                           3.875%                  1/15/2008         340          340
Bank of America Corp.                                            3.25%                  8/15/2008      24,000       23,131
Bank of America Corp.                                           3.375%                  2/17/2009       3,000        2,881
Bank of America Corp.                                           4.375%                  12/1/2010       2,050        2,007
Bank of America Corp.                                            7.40%                  1/15/2011       5,935        6,756
Bank of America Corp.                                           4.875%                  1/15/2013       1,340        1,300


--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
                                                                COUPON                       DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                            4.75%                  8/15/2013      $1,135       $1,086
Bank of America Corp.                                           5.375%                  6/15/2014       1,900        1,884
Bank of America Corp.                                            5.25%                  12/1/2015       5,775        5,533
Bank of New York Co., Inc.                                       3.75%                  2/15/2008      10,345       10,287
Bank One Corp.                                                   6.50%                   2/1/2006      11,125       11,742
Bank One Corp.                                                  6.875%                   8/1/2006      10,735       11,512
Bank One Corp.                                                   6.00%                   8/1/2008         900          960
Bank One Corp.                                                   6.00%                  2/17/2009         110          116
Bank One Corp.                                                  7.875%                   8/1/2010      13,505       15,624
Bank One NA (IL)                                                 5.50%                  3/26/2007      18,290       19,203
Bank One NA (IL)                                                 3.70%                  1/15/2008      13,640       13,583
BankAmerica Capital II                                           8.00%                 12/15/2026         500          547
BankAmerica Corp.                                               6.625%                 10/15/2007       7,500        8,113
Bayerische Landesbank                                           2.875%                 10/15/2008       5,300        5,044
BB&T Corp.                                                       6.50%                   8/1/2011       1,590        1,722
BB&T Corp.                                                       4.75%                  10/1/2012       3,050        2,938
BB&T Corp.                                                       5.20%                 12/23/2015       5,325        5,122
BBVA-Bancomer Capital Trust I                                   10.50%              2/16/2011 (2)       9,875       11,085
BSCH Issuances Ltd.                                             7.625%                  9/14/2010       6,375        7,297
Citicorp Capital II                                             8.015%                  2/15/2027       1,300        1,432
Citicorp Lease Pass-Through Trust                                7.22%              6/15/2005 (2)       3,835        3,978
Citicorp Lease Pass-Through Trust                                8.04%             12/15/2019 (2)      18,025       20,525
Citigroup, Inc.                                                 4.125%                  6/30/2005      33,325       33,811
Citigroup, Inc.                                                  6.75%                  12/1/2005      11,000       11,609
Citigroup, Inc.                                                  5.50%                   8/9/2006      19,500       20,401
Citigroup, Inc.                                                  6.20%                  3/15/2009         140          151
Citigroup, Inc.                                                  7.25%                  10/1/2010      10,515       11,758
Citigroup, Inc.                                                  6.50%                  1/18/2011       2,000        2,176
Citigroup, Inc.                                                 5.625%                  8/27/2012       8,240        8,450
Citigroup, Inc.                                                 6.625%                  6/15/2032       5,475        5,653
Citigroup, Inc.                                                 5.875%                  2/22/2033       3,250        3,042
Citigroup, Inc.                                                  6.00%                 10/31/2033       8,800        8,309
CoreStates Capital Corp.                                         8.00%             12/15/2026 (2)       5,475        5,988
Corporacion Andina de Fomento                                    5.20%                  5/21/2013       1,050        1,013
Credit Suisse First Boston USA, Inc.                             5.75%                  4/15/2007      38,075       40,084
Credit Suisse First Boston USA, Inc.                            4.625%                  1/15/2008         985        1,003
Credit Suisse First Boston USA, Inc.                             4.70%                   6/1/2009       1,600        1,603
Credit Suisse First Boston USA, Inc.                            6.125%                 11/15/2011       5,000        5,246
Credit Suisse First Boston USA, Inc.                             6.50%                  1/15/2012       2,950        3,155
Credit Suisse First Boston USA, Inc.                             5.50%                  8/15/2013       1,000          996
Credit Suisse First Boston USA, Inc.                            5.125%                  1/15/2014       4,800        4,638
Credit Suisse First Boston USA, Inc.                            7.125%                  7/15/2032       3,550        3,886
Deutsche Bank Financial LLC                                     5.375%                   3/2/2015       5,600        5,501
European Investment Bank                                        5.625%                  1/24/2006      29,500       30,839
European Investment Bank                                         3.00%                  8/15/2006       3,400        3,418
European Investment Bank                                        4.875%                   9/6/2006      11,650       12,100
European Investment Bank                                        7.125%                  9/18/2006       4,000        4,345
European Investment Bank                                        4.625%                   3/1/2007      30,650       31,697
European Investment Bank                                        2.375%                  6/15/2007       4,000        3,885
European Investment Bank                                         3.00%                  6/16/2008       8,025        7,830
European Investment Bank                                        3.375%                  3/16/2009      10,025        9,751


--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
TOTAL BOND MARKET INDEX FUND                                   COUPON                        DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
European Investment Bank                                       4.625%                   5/15/2014      $5,925      $ 5,814
Export-Import Bank of Korea                                     7.10%                   3/15/2007       3,250        3,501
Fifth Third Bancorp                                             6.75%                   7/15/2005       4,700        4,894
Fifth Third Bank                                                4.50%                    6/1/2018       2,250        1,992
First Union Corp.                                              6.625%                   7/15/2005       8,063        8,408
First Union Corp.                                               7.55%                   8/18/2005       5,000        5,268
First Union Corp.                                               7.50%                   4/15/2035       1,900        2,213
First Union National Bank (NC)                                 7.875%                   2/15/2010       5,550        6,428
First Union National Bank (NC)                                  7.80%                   8/18/2010       8,725       10,091
Fleet Boston Financial Corp.                                    7.25%                   9/15/2005       2,565        2,702
Fleet Boston Financial Corp.                                   4.875%                   12/1/2006      21,800       22,551
Fleet Boston Financial Corp.                                    3.85%                   2/15/2008       3,550        3,553
Fleet Capital Trust II                                          7.92%                  12/11/2026       2,640        2,870
Golden West Financial                                          4.125%                   8/15/2007      10,650       10,766
Golden West Financial                                           4.75%                   10/1/2012         340          329
GreenPoint Financial Corp.                                      3.20%                    6/6/2008         340          328
HSBC Bank PLC                                                   6.95%                   3/15/2011      11,700       13,042
HSBC Holdings PLC                                               5.25%                  12/12/2012       4,040        4,041
Inter-American Development Bank                                5.375%                   1/18/2006       4,715        4,909
Inter-American Development Bank                                6.125%                    3/8/2006      10,220       10,789
Inter-American Development Bank                                6.375%                  10/22/2007       2,400        2,604
Inter-American Development Bank                                3.375%                   3/17/2008       2,700        2,665
Inter-American Development Bank                                5.375%                  11/18/2008       7,400        7,835
Inter-American Development Bank                                5.625%                   4/16/2009      20,550       21,935
Inter-American Development Bank                                 8.50%                   3/15/2011       2,490        3,052
Inter-American Development Bank                                4.375%                   9/20/2012       6,000        5,886
Inter-American Development Bank                                 3.50%                    7/8/2013         450          412
Inter-American Development Bank                                 7.00%                   6/15/2025       3,750        4,324
International Bank for
Reconstruction & Development                                   6.375%                   7/21/2005      23,258       24,229
International Bank for
Reconstruction & Development                                    5.00%                   3/28/2006      15,100       15,686
International Bank for
Reconstruction & Development                                   6.625%                   8/21/2006       6,205        6,670
International Bank for
Reconstruction & Development                                   4.375%                   9/28/2006      11,550       11,892
International Bank for
Reconstruction & Development                                   4.125%                   8/12/2009       2,024        2,039
International Bank for
Reconstruction & Development                                   8.875%                    3/1/2026       1,250        1,747
J.P. Morgan Chase & Co.                                        5.625%                   8/15/2006       9,100        9,522
J.P. Morgan Chase & Co.                                         5.25%                   5/30/2007      16,085       16,742
J.P. Morgan Chase & Co.                                         4.00%                    2/1/2008       4,600        4,583
J.P. Morgan Chase & Co.                                        3.625%                    5/1/2008      11,325       11,133
J.P. Morgan Chase & Co.                                         4.50%                  11/15/2010       2,840        2,786
J.P. Morgan Chase & Co.                                        6.625%                   3/15/2012       4,750        5,122
J.P. Morgan Chase & Co.                                        4.875%                   3/15/2014       4,300        4,052
J.P. Morgan Chase & Co.                                         5.25%                    5/1/2015       7,050        6,749
J.P. Morgan, Inc.                                              6.875%                   1/15/2007      11,000       11,897
J.P. Morgan, Inc.                                               6.70%                   11/1/2007         600          653
JPM Capital Trust II                                            7.95%                    2/1/2027       1,100        1,199

--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
                                                                COUPON                       DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
Key Bank NA                                                      5.00%                  7/17/2007      $3,831      $ 3,949
KFW International Finance, Inc.                                  2.50%                 10/17/2005      37,225       37,231
KFW International Finance, Inc.                                  5.25%                  6/28/2006       3,900        4,068
KFW International Finance, Inc.                                  4.75%                  1/24/2007      16,000       16,607
Korea Development Bank                                           5.25%                 11/16/2006       2,540        2,620
Korea Development Bank                                          3.875%                   3/2/2009       2,225        2,137
Korea Development Bank                                           5.75%                  9/10/2013       6,590        6,563
Manufacturers & Traders Trust Co.                                8.00%                  10/1/2010       6,000        6,937
Marshall & Ilsley Bank                                          4.125%                   9/4/2007      11,145       11,325
Mellon Bank NA                                                   6.50%                   8/1/2005       5,300        5,509
Mellon Bank NA                                                  7.375%                  5/15/2007       3,500        3,847
Mellon Capital II                                               7.995%                  1/15/2027       6,150        6,791
Mellon Funding Corp.                                            4.875%                  6/15/2007         900          929
Mellon Funding Corp.                                             6.40%                  5/14/2011         450          487
Mellon Funding Corp.                                             5.00%                  12/1/2014       1,250        1,204
Mizuho Finance (Cayman)                                          5.79%              4/15/2014 (2)       3,900        3,765
National City Bank                                              4.625%                   5/1/2013       1,000          944
National City Corp.                                              3.20%                   4/1/2008          50           49
National City Corp.                                             6.875%                  5/15/2019       1,400        1,518
National Westminster Bank PLC                                   7.375%                  10/1/2009         450          509
NationsBank Corp.                                                6.50%                  3/15/2006       1,000        1,059
NationsBank Corp.                                                7.50%                  9/15/2006       1,250        1,372
NationsBank Corp.                                               6.375%                  2/15/2008       1,240        1,333
NationsBank Corp.                                                7.25%                 10/15/2025       1,125        1,254
NB Capital Trust II                                              7.83%                 12/15/2026       5,000        5,375
NB Capital Trust IV                                              8.25%                  4/15/2027       3,400        3,815
Nordic Investment Bank                                          3.125%                  4/24/2008       5,850        5,757
Oesterreich Kontrollbank                                         5.50%                  1/20/2006       8,091        8,427
Oesterreich Kontrollbank                                        5.125%                  3/20/2007       7,500        7,849
PNC Funding Corp.                                                5.75%                   8/1/2006       8,150        8,528
PNC Funding Corp.                                                5.25%                 11/15/2015       6,150        5,858
Regions Financial Corp.                                          7.00%                   3/1/2011       2,500        2,768
Regions Financial Corp.                                         6.375%                  5/15/2012      15,500       16,573
Republic New York Corp.                                          7.75%                  5/15/2009       4,300        4,898
Royal Bank of Scotland Group PLC                                 5.00%                 11/12/2013       1,250        1,212
Royal Bank of Scotland Group PLC                                 4.70%                   7/3/2018       1,250        1,105
Royal Bank of Scotland Group PLC                                7.648%                  8/31/2049      16,520       18,529
Sanwa Bank Ltd.                                                  8.35%                  7/15/2009       3,900        4,441
Sanwa Bank Ltd.                                                  7.40%                  6/15/2011       6,050        6,583
Southtrust Corp.                                                 5.80%                  6/15/2014       3,175        3,233
Standard Chartered Bank                                          8.00%              5/30/2031 (2)       7,875        9,160
Sumitomo Mitsui Banking Corp.                                    8.00%                  6/15/2012       3,765        4,389
SunTrust Banks, Inc.                                            7.375%                   7/1/2006       3,500        3,790
SunTrust Banks, Inc.                                             7.25%                  9/15/2006         450          493
SunTrust Banks, Inc.                                             5.05%                   7/1/2007          60           62
SunTrust Banks, Inc.                                            6.375%                   4/1/2011       6,500        7,076
SunTrust Banks, Inc.                                             6.00%                  2/15/2026       4,500        4,715
SunTrust Capital II                                              7.90%                  6/15/2027       1,885        2,065
Swiss Bank Corp.                                                 7.00%                 10/15/2015       3,400        3,856
Swiss Bank Corp.                                                7.375%                  6/15/2017       4,250        5,017
Synovus Financial Corp.                                          7.25%                 12/15/2005      12,275       13,030


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                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
TOTAL BOND MARKET INDEX FUND                                   COUPON                        DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------

The Chase Manhattan Corp.                                       6.00%                   11/1/2005      $3,665       $3,810
The Chase Manhattan Corp.                                      7.125%                    2/1/2007       7,469        8,083
The Chase Manhattan Corp.                                      6.375%                    4/1/2008          75           81
The Chase Manhattan Corp.                                      7.875%                   6/15/2010         450          517
UFJ Finance Aruba AEC                                           6.75%                   7/15/2013       6,100        6,322
Union Planters Corp.                                            7.75%                    3/1/2011       8,600        9,925
UnionBanCal Corp.                                               5.25%                  12/16/2013       1,525        1,499
US Bancorp                                                      5.10%                   7/15/2007         695          722
US Bancorp                                                     3.125%                   3/15/2008       7,650        7,423
US Bancorp                                                      8.27%                  12/15/2026       3,370        3,763
US Bank NA                                                      2.85%                  11/15/2006       3,525        3,488
US Bank NA                                                     6.375%                    8/1/2011       6,650        7,203
US Bank NA                                                      6.30%                    2/4/2014       5,550        5,887
US Bank NA Minnesota                                            6.50%                    2/1/2008       3,500        3,797
Wachovia Bank NA                                                4.85%                   7/30/2007         450          465
Wachovia Bank NA                                                5.00%                   8/15/2015         560          536
Wachovia Corp.                                                  6.80%                    6/1/2005      10,000       10,361
Wachovia Corp.                                                  4.95%                   11/1/2006       5,995        6,222
Wachovia Corp.                                                  6.25%                    8/4/2008         850          914
Washington Mutual Bank                                         6.875%                   6/15/2011      19,095       21,293
Washington Mutual Bank                                          5.50%                   1/15/2013       6,000        6,030
Washington Mutual Capital I                                    8.375%                    6/1/2027       1,975        2,208
Washington Mutual Finance Corp.                                 6.25%                   5/15/2006       3,375        3,572
Washington Mutual, Inc.                                         7.50%                   8/15/2006         900          976
Wells Fargo & Co.                                              6.875%                    4/1/2006       5,700        6,068
Wells Fargo & Co.                                               5.90%                   5/21/2006       5,000        5,255
Wells Fargo & Co.                                              5.125%                   2/15/2007       8,570        8,921
Wells Fargo & Co.                                               3.50%                    4/4/2008       5,375        5,308
Wells Fargo & Co.                                               6.45%                    2/1/2011       8,865        9,625
Wells Fargo & Co.                                              5.125%                    9/1/2012       4,650        4,646
Wells Fargo & Co.                                               4.95%                  10/16/2013      13,500       13,054
Zions Bancorp.                                                  6.00%                   9/15/2015       2,900        2,922

BROKERAGE (1.5%)
Bear Stearns Co., Inc.                                          7.80%                   8/15/2007       4,700        5,255
Bear Stearns Co., Inc.                                          4.00%                   1/31/2008      16,700       16,677
Bear Stearns Co., Inc.                                         2.875%                    7/2/2008       2,000        1,896
Bear Stearns Co., Inc.                                          5.70%                  11/15/2014      18,440       18,501
Bear Stearns Co., Inc.                                          4.65%                    7/2/2018       1,000          881
Dean Witter, Discover & Co.                                     6.75%                  10/15/2013         800          865
Fidelity Investments                                            7.49%               6/15/2019 (2)       1,000        1,155
Goldman Sachs Group, Inc.                                      4.125%                   1/15/2008       6,990        7,010
Goldman Sachs Group, Inc.                                      6.875%                   1/15/2011          20           22
Goldman Sachs Group, Inc.                                       6.60%                   1/15/2012       5,790        6,216
Goldman Sachs Group, Inc.                                       5.70%                    9/1/2012       6,900        6,986
Goldman Sachs Group, Inc.                                       5.25%                    4/1/2013         340          331
Goldman Sachs Group, Inc.                                       4.75%                   7/15/2013         560          526
Goldman Sachs Group, Inc.                                       5.25%                  10/15/2013       7,095        6,874
Goldman Sachs Group, Inc.                                       5.15%                   1/15/2014       1,550        1,491
Goldman Sachs Group, Inc.                                       5.50%                  11/15/2014      12,825       12,600
Goldman Sachs Group, Inc.                                      6.125%                   2/15/2033      10,975       10,383

--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
                                                                COUPON                       DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                       6.345%                  2/15/2034     $11,500      $10,803
Lehman Brothers Holdings, Inc.                                   6.25%                  5/15/2006      34,630       36,572
Lehman Brothers Holdings, Inc.                                  7.625%                   6/1/2006       5,000        5,417
Lehman Brothers Holdings, Inc.                                   7.50%                   9/1/2006       5,000        5,447
Lehman Brothers Holdings, Inc.                                   3.50%                   8/7/2008         690          670
Lehman Brothers Holdings, Inc.                                  4.375%                 11/30/2010       1,900        1,845
Lehman Brothers Holdings, Inc.                                  6.625%                  1/18/2012       4,125        4,454
Lehman Brothers Holdings, Inc.                                   4.80%                  3/13/2014       4,525        4,242
Merrill Lynch & Co., Inc.                                        6.15%                  1/26/2006         150          157
Merrill Lynch & Co., Inc.                                        5.36%                   2/1/2007       4,600        4,799
Merrill Lynch & Co., Inc.                                       3.375%                  9/14/2007       1,600        1,576
Merrill Lynch & Co., Inc.                                        4.00%                 11/15/2007      17,440       17,516
Merrill Lynch & Co., Inc.                                        3.70%                  4/21/2008       4,750        4,674
Merrill Lynch & Co., Inc.                                       3.125%                  7/15/2008       4,750        4,560
Merrill Lynch & Co., Inc.                                       6.375%                 10/15/2008       2,000        2,161
Merrill Lynch & Co., Inc.                                       4.125%                  1/15/2009       4,750        4,688
Merrill Lynch & Co., Inc.                                        6.00%                  2/17/2009       5,811        6,181
Merrill Lynch & Co., Inc.                                        5.00%                   2/3/2014       1,250        1,202
Merrill Lynch & Co., Inc.                                        5.30%                  9/30/2015       3,300        3,203
Merrill Lynch & Co., Inc.                                       6.875%                 11/15/2018       3,300        3,600
Morgan Stanley Dean Witter                                       7.75%                  6/15/2005       8,300        8,714
Morgan Stanley Dean Witter                                       6.10%                  4/15/2006      21,950       23,149
Morgan Stanley Dean Witter                                      6.875%                   3/1/2007       1,700        1,837
Morgan Stanley Dean Witter                                       5.80%                   4/1/2007      43,275       45,664
Morgan Stanley Dean Witter                                      3.625%                   4/1/2008       1,970        1,933
Morgan Stanley Dean Witter                                      3.875%                  1/15/2009       3,225        3,142
Morgan Stanley Dean Witter                                       4.25%                  5/15/2010          80           78
Morgan Stanley Dean Witter                                       6.75%                  4/15/2011         690          755
Morgan Stanley Dean Witter                                       6.60%                   4/1/2012         670          723
Morgan Stanley Dean Witter                                       5.30%                   3/1/2013         400          395
Morgan Stanley Dean Witter                                       4.75%                   4/1/2014      16,525       15,251
Morgan Stanley Dean Witter                                       7.25%                   4/1/2032       5,465        6,099
Salomon Smith Barney Holdings Inc.                              5.875%                  3/15/2006      25,075       26,264
Spear, Leeds & Kellogg, LP                                       8.25%              8/15/2005 (2)      27,500       29,180
Waddell & Reed Financial, Inc.                                   7.50%                  1/18/2006       6,225        6,621

FINANCE COMPANIES (1.8%)
American Express                                                4.875%                  7/15/2013       1,500        1,456
American Express                                                 3.75%                 11/20/2007       9,025        8,994
American Express                                                 4.75%                  6/17/2009       2,375        2,404
American Express Credit Corp.                                    3.00%                  5/16/2008       7,950        7,660
American General Finance Corp.                                  5.875%                  7/14/2006       2,500        2,627
American General Finance Corp.                                   3.00%                 11/15/2006       7,100        7,023
American General Finance Corp.                                   5.75%                  3/15/2007       9,000        9,500
American General Finance Corp.                                  5.375%                  10/1/2012       4,675        4,711
Capital One Bank                                                6.875%                   2/1/2006      11,075       11,676
Capital One Bank                                                4.875%                  5/15/2008       2,450        2,482
Capital One Bank                                                 4.25%                  12/1/2008       1,850        1,814
Capital One Bank                                                5.125%                  2/15/2014       3,000        2,840
CIT Group, Inc.                                                  6.50%                   2/7/2006          25           26
CIT Group, Inc.                                                 4.125%                  2/21/2006      15,250       15,511

--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
TOTAL BOND MARKET INDEX FUND                                   COUPON                        DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                2.875%                   9/29/2006      $1,300       $1,281
CIT Group, Inc.                                                7.375%                    4/2/2007       8,750        9,589
CIT Group, Inc.                                                 4.00%                    5/8/2008       6,450        6,405
CIT Group, Inc.                                                 4.75%                  12/15/2010       1,200        1,178
CIT Group, Inc.                                                 7.75%                    4/2/2012       4,400        5,018
CIT Group, Inc.                                                 5.00%                   2/13/2014       2,525        2,387
Countrywide Home Loan                                           5.50%                    8/1/2006      23,590       24,564
Countrywide Home Loan                                           5.50%                    2/1/2007         400          418
Countrywide Home Loan                                          2.875%                   2/15/2007       2,175        2,130
Countrywide Home Loan                                          5.625%                   5/15/2007       1,345        1,410
Countrywide Home Loan                                           3.25%                   5/21/2008       1,500        1,444
Countrywide Home Loan                                           6.25%                   4/15/2009       1,500        1,607
Countrywide Home Loan                                          5.625%                   7/15/2009         340          357
Countrywide Home Loan                                           4.00%                   3/22/2011       1,500        1,402
General Electric Capital Corp.                                  5.35%                   3/30/2006       3,000        3,122
General Electric Capital Corp.                                  2.75%                   9/25/2006       6,500        6,445
General Electric Capital Corp.                                  2.80%                   1/15/2007       7,900        7,804
General Electric Capital Corp.                                  5.00%                   2/15/2007       1,000        1,039
General Electric Capital Corp.                                 5.375%                   3/15/2007      50,650       53,122
General Electric Capital Corp.                                  5.00%                   6/15/2007       7,500        7,782
General Electric Capital Corp.                                  3.50%                    5/1/2008       7,770        7,653
General Electric Capital Corp.                                 4.625%                   9/15/2009      10,800       10,906
General Electric Capital Corp.                                  8.30%                   9/20/2009         275          323
General Electric Capital Corp.                                  4.25%                   12/1/2010       6,525        6,344
General Electric Capital Corp.                                 6.125%                   2/22/2011       6,000        6,402
General Electric Capital Corp.                                 5.875%                   2/15/2012          90           94
General Electric Capital Corp.                                  5.45%                   1/15/2013       1,570        1,594
General Electric Capital Corp.                                  6.75%                   3/15/2032      38,585       41,512
Household Finance Corp.                                         8.00%                    5/9/2005       5,000        5,230
Household Finance Corp.                                         6.50%                   1/24/2006      26,750       28,209
Household Finance Corp.                                         7.20%                   7/15/2006       8,500        9,164
Household Finance Corp.                                         5.75%                   1/30/2007          95          100
Household Finance Corp.                                        4.625%                   1/15/2008       7,570        7,700
Household Finance Corp.                                         6.40%                   6/17/2008       3,750        4,038
Household Finance Corp.                                        4.125%                  12/15/2008       1,500        1,479
Household Finance Corp.                                        5.875%                    2/1/2009         370          390
Household Finance Corp.                                         6.75%                   5/15/2011          25           27
Household Finance Corp.                                        6.375%                  10/15/2011      13,150       14,045
Household Finance Corp.                                         7.00%                   5/15/2012      12,575       13,886
Household Finance Corp.                                        6.375%                  11/27/2012         440          467
Household Finance Corp.                                        7.625%                   5/17/2032       1,250        1,462
Household Finance Corp.                                         7.35%                  11/27/2032       3,990        4,521
International Lease Finance Corp.                              3.125%                    5/3/2007       3,750        3,680
International Lease Finance Corp.                              5.625%                    6/1/2007      21,025       22,029
International Lease Finance Corp.                               4.50%                    5/1/2008         750          757
International Lease Finance Corp.                              6.375%                   3/15/2009         900          965
International Lease Finance Corp.                              5.875%                    5/1/2013         155          159
MBNA America Bank NA                                            7.75%               9/15/2005 (2)      15,425       16,270
MBNA America Bank NA                                           5.375%                   1/15/2008       1,340        1,390
MBNA America Bank NA                                           6.625%                   6/15/2012          15           16
MBNA Corp.                                                      5.00%                   6/15/2015         800          743

--------------------------------------------------------------------------------------------------------------------------
                                                                                                         FACE       MARKET
                                                                                         MATURITY      AMOUNT       VALUE^
                                                                COUPON                       DATE       (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                       3.625%                  3/17/2008      $4,545       $4,475
SLM Corp.                                                        4.00%                  1/15/2009         340          334
SLM Corp.                                                        5.05%                 11/14/2014       2,700        2,585
SLM Corp.                                                       5.625%                   8/1/2033       6,950        6,342
USA Education, Inc.                                             5.625%                  4/10/2007      30,150       31,700
Wells Fargo Financial                                            5.50%                   8/1/2012       4,650        4,754

INSURANCE (0.7%)
ACE Capital Trust II                                             9.70%                   4/1/2030       1,900        2,470
ACE Ltd.                                                         6.00%                   4/1/2007       9,650       10,194
AEGON NV                                                         4.75%                   6/1/2013       3,000        2,860
Aetna, Inc./Lion Connecticut Holdings                            6.97%                  8/15/2004         900          964
Allstate Corp.                                                  5.375%                  12/1/2006       5,100        5,331
Allstate Corp.                                                   7.20%                  12/1/2009      13,665       15,395
Allstate Corp.                                                  6.125%                 12/15/2032       3,400        3,369
Allstate Corp.                                                   5.35%                   6/1/2033         220          195
American General Capital II                                      8.50%                   7/1/2030       8,090       10,284
American International Group, Inc.                               2.85%                  12/1/2005       1,700        1,703
American International Group, Inc.                              2.875%              5/15/2008 (3)       3,450        3,331
Aon Capital Trust                                               8.205%                   1/1/2027       2,150        2,355
Arch Capital Group Ltd.                                          7.35%                   5/1/2034       3,900        3,870
Assurant, Inc.                                                  5.625%                  2/15/2014       1,000          986
Assurant, Inc.                                                   6.75%                  2/15/2034       2,200        2,185
AXA Financial, Inc.                                              7.75%                   8/1/2010       1,400        1,606
AXA SA                                                           8.60%                 12/15/2030       6,275        7,721
Commerce Group, Inc.                                             5.95%                  12/9/2013       1,800        1,790
Equitable Cos., Inc.                                             6.50%                   4/1/2008         115          125
Fidelity National Financial, Inc.                                7.30%                  8/15/2011       9,425       10,478
Fund American Cos., Inc.                                        5.875%                  5/15/2013       2,175        2,161
GE Global Insurance Holdings Corp.                               6.45%                   3/1/2019       2,000        2,054
GE Global Insurance Holdings Corp.                               7.00%                  2/15/2026       4,000        4,200
GE Global Insurance Holdings Corp.                               7.75%                  6/15/2030       1,100        1,252
Genworth Financial, Inc.                                         4.75%                  6/15/2009       2,900        2,921
Genworth Financial, Inc.                                         5.75%                  6/15/2014       2,375        2,404
Genworth Financial, Inc.                                         6.50%                  6/15/2034       3,900        3,939
Hartford Financial Services Group, Inc.                         4.625%                  7/15/2013       2,400        2,266
Hartford Life, Inc.                                             7.375%                   3/1/2031       5,100        5,800
Lincoln National Corp.                                           5.25%                  6/15/2007         340          354
Lincoln National Corp.                                           6.20%                 12/15/2011         575          612
Loews Corp.                                                      5.25%                  3/15/2016       3,525        3,258
Marsh & McLennan Cos., Inc.                                     5.375%                  3/15/2007         900          939
Marsh & McLennan Cos., Inc.                                      6.25%                  3/15/2012       9,000        9,530
MetLife, Inc.                                                    5.25%                  12/1/2006       6,225        6,480
MetLife, Inc.                                                   5.375%                 12/15/2012       2,800        2,828
MetLife, Inc.                                                    5.00%                 11/24/2013       5,000        4,845
MetLife, Inc.                                                    6.50%                 12/15/2032       1,500        1,541
MetLife, Inc.                                                   6.375%                  6/15/2034       1,500        1,500
Monumental Global Funding II                                     6.05%              1/19/2006 (2)       7,225        7,572
Nationwide Life Global Funding                                   5.35%              2/15/2007 (2)       8,025        8,390
Principal Life Inc. Funding                                      5.10%                  4/15/2014       4,975        4,842
Progressive Corp.                                               6.625%                   3/1/2029       4,800        5,059

                                       29
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
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE     MARKET
                                                                                         MATURITY        AMOUNT     VALUE^
TOTAL BOND MARKET INDEX FUND                                   COUPON                        DATE         (000)      (000)
--------------------------------------------------------------------------------------------------------------------------
Protective Life Secured Trust                                   3.70%                  11/24/2008        $7,550     $7,386
Prudential Financial, Inc.                                      4.50%                   7/15/2013         2,125      1,975
Prudential Financial, Inc.                                      5.75%                   7/15/2033         2,125      1,959
Safeco Capital Trust I                                         8.072%                   7/15/2037         2,850      3,114
St. Paul Cos., Inc.                                             5.75%                   3/15/2007         4,450      4,668
Travelers Property Casualty Corp.                               3.75%                   3/15/2008         3,925      3,872
Travelers Property Casualty Corp.                              6.375%                   3/15/2033         3,625      3,583

REAL ESTATE INVESTMENT TRUSTS (0.3%)
Boston Properties, Inc.                                         6.25%                   1/15/2013           340        356
Boston Properties, Inc.                                        5.625%                   4/15/2015         3,950      3,859
EOP Operating LP                                               8.375%                   3/15/2006         3,059      3,312
EOP Operating LP                                                7.75%                  11/15/2007         4,700      5,226
EOP Operating LP                                                6.75%                   2/15/2008         2,100      2,258
EOP Operating LP                                                7.00%                   7/15/2011         1,250      1,361
EOP Operating LP                                                6.75%                   2/15/2012         1,135      1,222
EOP Operating LP                                               5.875%                   1/15/2013           340        344
EOP Operating LP                                                4.75%                   3/15/2014         2,650      2,441
EOP Operating LP                                               7.875%                   7/15/2031         3,300      3,712
ERP Operating LP                                               6.625%                   3/15/2012         8,400      9,102
Health Care Property Investment, Inc.                           6.45%                   6/25/2012        10,625     11,223
ProLogis                                                        5.50%                    3/1/2013         2,650      2,640
Regency Centers LP                                              6.75%                   1/15/2012         8,250      8,859
Rouse Co.                                                      5.375%                  11/26/2013         2,650      2,566
Simon DeBartolo Group LP                                        6.75%                   6/15/2005           265        274
Simon Property Group Inc.                                      6.375%                  11/15/2007        18,700     19,933
Simon Property Group Inc.                                       6.35%                   8/28/2012            55         58
Vornado Realty                                                 5.625%                   6/15/2007         3,550      3,698

OTHER (0.1%)
Berkshire Hathaway, Inc.                                       3.375%                  10/15/2008         3,065      2,967
Berkshire Hathaway, Inc.                                        4.20%                  12/15/2010         4,300      4,180
Berkshire Hathaway, Inc.                                       4.625%                  10/15/2013         2,175      2,080
J. Paul Getty Trust                                            5.875%                   10/1/2033         2,800      2,728
                                                                                                                ----------
                                                                                                                 2,492,049
                                                                                                                ----------
INDUSTRIAL (11.8%)
  BASIC INDUSTRY (0.9%)
Alcan, Inc.                                                     4.50%                   5/15/2013         9,375      8,808
Alcan, Inc.                                                     5.20%                   1/15/2014         2,125      2,091
Alcan, Inc.                                                    6.125%                  12/15/2033         3,225      3,123
Alcoa, Inc.                                                     4.25%                   8/15/2007        31,075     31,533
BHP Billington Finance BV                                       4.80%                   4/15/2013        10,490     10,271
Celulosa Arauco Constitution SA                                8.625%                   8/15/2010         7,550      8,795
Celulosa Arauco Constitution SA                                5.125%                    7/9/2013         1,000        939
Chevron Philips Chemical Co.                                   5.375%                   6/15/2007         2,000      2,081
Domtar, Inc.                                                   7.875%                  10/15/2011         3,600      4,034
Dow Chemical Co.                                               6.125%                    2/1/2011         9,725     10,211
Dow Chemical Co.                                               7.375%                   11/1/2029         5,900      6,401
E.I. du Pont de Nemours & Co.                                  3.375%                  11/15/2007           220        217
E.I. du Pont de Nemours & Co.                                  6.875%                  10/15/2009         4,700      5,258
E.I. du Pont de Nemours & Co.                                  4.125%                   4/30/2010         3,550      3,483

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
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                                                                                                        FACE        MARKET
                                                                                         MATURITY     AMOUNT        VALUE^
                                                               COUPON                        DATE      (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                    4.75%                 11/15/2012       $670          $658
E.I. du Pont de Nemours & Co.                                   4.875%                  4/30/2014      4,550         4,435
E.I. du Pont de Nemours & Co.                                    6.50%                  1/15/2028      1,500         1,593
Eastman Chemical Co.                                             3.25%                  6/15/2008      2,925         2,803
Eastman Chemical Co.                                             7.25%                  1/15/2024        600           638
Eastman Chemical Co.                                             7.60%                   2/1/2027      2,838         3,117
FalconBridge Ltd.                                               5.375%                   6/1/2015        450           410
ICI Wilmington                                                  4.375%                  12/1/2008      4,125         4,056
ICI Wilmington                                                  5.625%                  12/1/2013        900           884
Inco Ltd.                                                        7.75%                  5/15/2012         10            11
Inco Ltd.                                                        5.70%                 10/15/2015        750           731
International Paper Co.                                          3.80%                   4/1/2008      3,250         3,190
International Paper Co.                                          4.25%                  1/15/2009      3,525         3,470
International Paper Co.                                          6.75%                   9/1/2011        500           539
International Paper Co.                                          5.85%                 10/30/2012      6,795         6,903
International Paper Co.                                          5.50%                  1/15/2014      3,600         3,525
International Paper Co.                                          5.30%                   4/1/2015      2,200         2,093
International Paper Co.                                          5.25%                   4/1/2016      1,250         1,173
MeadWestvaco Corp.                                               6.85%                   4/1/2012         40            43
Noranda, Inc.                                                    7.25%                  7/15/2012      2,725         2,857
Placer Dome, Inc.                                                6.45%                 10/15/2035      1,150         1,145
Potash Corp. of Saskatchewan                                     7.75%                  5/31/2011     12,000        13,700
Potash Corp. of Saskatchewan                                    4.875%                   3/1/2013      1,500         1,434
Praxair, Inc.                                                    6.90%                  11/1/2006     14,525        15,667
Praxair, Inc.                                                    2.75%                  6/15/2008      2,000         1,907
Praxair, Inc.                                                    3.95%                   6/1/2013      1,200         1,101
Rio Tinto Finance USA Ltd.                                      2.625%                  9/30/2008      4,000         3,750
Rohm & Haas Co.                                                  7.40%                  7/15/2009        495           560
Rohm & Haas Co.                                                  9.80%                  4/15/2020      3,340         4,250
Rohm & Haas Co.                                                  7.85%                  7/15/2029      2,900         3,473
Thiokol Corp.                                                   6.625%                   3/1/2008        950         1,031
Vale Overseas Ltd.                                              8.625%                   3/8/2007      7,950         8,507
Westvaco Corp.                                                   8.20%                  1/15/2030      2,325         2,653
Weyerhaeuser Co.                                                 5.50%                  3/15/2005        294           299
Weyerhaeuser Co.                                                 6.00%                   8/1/2006        450           471
Weyerhaeuser Co.                                                6.125%                  3/15/2007     10,000        10,585
Weyerhaeuser Co.                                                 6.75%                  3/15/2012      7,395         7,998
Weyerhaeuser Co.                                                7.375%                  3/15/2032     13,455        14,637

CAPITAL GOODS (1.2%)
BAE Systems 2001                                                7.156%             12/15/2011 (2)      3,694         3,942
Boeing Capital Corp.                                             5.75%                  2/15/2007      3,020         3,183
Boeing Capital Corp.                                             6.50%                  2/15/2012     22,275        24,050
Boeing Capital Corp.                                             5.80%                  1/15/2013      4,090         4,216
Bombardier Capital Corp.                                        6.125%              6/29/2006 (2)      4,075         4,075
Brascan Corp.                                                   7.125%                  6/15/2012      2,000         2,167
Caterpillar Financial Services Corp.                             5.95%                   5/1/2006      3,000         3,155
Caterpillar Financial Services Corp.                             2.70%                  7/15/2008      1,850         1,764
Caterpillar, Inc.                                                7.30%                   5/1/2031      1,250         1,455
Caterpillar, Inc.                                                6.95%                   5/1/2042      1,275         1,421
Caterpillar, Inc.                                               7.375%                   3/1/2097      6,675         7,589

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
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                                                                                                        FACE        MARKET
                                                                                         MATURITY     AMOUNT        VALUE^
TOTAL BOND MARKET INDEX FUND                                   COUPON                       DATE      (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
CRH America Inc.                                                 6.95%                  3/15/2012     $6,810        $7,509
CRH America Inc.                                                 6.40%                 10/15/2033      1,420         1,423
Deere & Co.                                                      6.95%                  4/25/2014      7,950         8,938
Deere & Co.                                                      8.10%                  5/15/2030      5,180         6,507
Emerson Electric Co.                                            4.625%                 10/15/2012      5,700         5,524
Emerson Electric Co.                                             5.00%                 12/15/2014      5,300         5,196
General Dynamics Corp.                                          2.125%                  5/15/2006      3,500         3,440
General Dynamics Corp.                                           3.00%                  5/15/2008      3,500         3,378
General Dynamics Corp.                                           4.25%                  5/15/2013      2,340         2,178
General Dynamics Corp.                                          5.375%                  8/15/2015      1,250         1,251
General Electric Co.                                             5.00%                   2/1/2013     18,940        18,659
Goodrich Corp.                                                   6.45%                 12/15/2007      1,000         1,070
Goodrich Corp.                                                  7.625%                 12/15/2012         25            28
Hanson PLC                                                       5.25%                  3/15/2013      4,700         4,570
Honeywell International, Inc.                                   5.125%                  11/1/2006      1,500         1,560
Honeywell International, Inc.                                    7.50%                   3/1/2010        500           570
Honeywell International, Inc.                                   6.125%                  11/1/2011      2,500         2,668
Hutchison Whampoa International Ltd.                             5.45%             11/24/2010 (2)      5,275         5,183
Hutchison Whampoa International Ltd.                             6.25%              1/24/2014 (2)      2,675         2,593
Ingersoll-Rand Co.                                               6.25%                  5/15/2006      9,850        10,392
John Deere Capital Corp.                                         7.00%                  3/15/2012     10,400        11,639
Lockheed Martin Corp.                                            8.20%                  12/1/2009        500           586
Lockheed Martin Corp.                                            7.65%                   5/1/2016      4,575         5,297
Lockheed Martin Corp.                                            8.50%                  12/1/2029     12,775        15,998
Masco Corp.                                                      6.75%                  3/15/2006     14,000        14,829
Masco Corp.                                                     4.625%                  8/15/2007        670           684
Masco Corp.                                                     5.875%                  7/15/2012         60            62
Masco Corp.                                                      7.75%                   8/1/2029        450           526
Masco Corp.                                                      6.50%                  8/15/2032      1,300         1,323
Northrop Grumman Corp.                                          7.125%                  2/15/2011      5,000         5,601
Northrop Grumman Corp.                                          7.875%                   3/1/2026      2,600         3,024
Northrop Grumman Corp.                                           7.75%                  2/15/2031      1,490         1,736
Raytheon Co.                                                     4.50%                 11/15/2007      2,220         2,255
Raytheon Co.                                                     6.15%                  11/1/2008      2,000         2,138
Raytheon Co.                                                     8.30%                   3/1/2010      4,585         5,374
Raytheon Co.                                                     5.50%                 11/15/2012      3,000         3,027
Raytheon Co.                                                    5.375%                   4/1/2013      6,740         6,720
Raytheon Co.                                                     7.20%                  8/15/2027      4,500         4,877
Republic Services, Inc.                                         7.125%                  5/15/2009      2,225         2,471
Republic Services, Inc.                                          6.75%                  8/15/2011      3,000         3,279
Textron Financial Corp.                                         5.875%                   6/1/2007      2,400         2,542
Textron, Inc.                                                    6.50%                   6/1/2012      9,025         9,737
The Boeing Co.                                                   8.75%                  8/15/2021      1,700         2,129
The Boeing Co.                                                  6.125%                  2/15/2033      1,325         1,287
The Boeing Co.                                                  6.625%                  2/15/2038      4,245         4,251
TRW, Inc.                                                        7.75%                   6/1/2029      2,800         3,235
Tyco International Group SA                                     6.375%                  2/15/2006      3,560         3,735
Tyco International Group SA                                      6.75%                  2/15/2011      4,100         4,447
Tyco International Group SA                                     6.375%                 10/15/2011      4,850         5,186
Tyco International Group SA                                      6.00%                 11/15/2013      4,100         4,216
Tyco International Group SA                                     6.875%                  1/15/2029      6,350         6,589

                                       32
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
--------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE        MARKET
                                                                                         MATURITY     AMOUNT        VALUE^
                                                               COUPON                        DATE      (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                       4.875%                  11/1/2006 $    8,560  $      8,866
United Technologies Corp.                                        6.35%                   3/1/2011        900           975
United Technologies Corp.                                       8.875%                 11/15/2019      4,000         5,226
United Technologies Corp.                                        6.70%                   8/1/2028      1,642         1,769
United Technologies Corp.                                        7.50%                  9/15/2029      2,875         3,400
USA Waste Services, Inc.                                        7.125%                  10/1/2007        250           274
USA Waste Services, Inc.                                         7.00%                  7/15/2028        150           157
Waste Management, Inc.                                           6.50%                 11/15/2008     12,475        13,523
Waste Management, Inc.                                          7.375%                   8/1/2010      2,250         2,524
Waste Management, Inc.                                           5.00%                  3/15/2014      1,700         1,614
Waste Management, Inc.                                           7.75%                  5/15/2032      4,900         5,597

COMMUNICATION (2.7%)
Alltel Corp.                                                     7.50%                   3/1/2006        450           482
America Movil SA de C.V.                                        4.125%               3/1/2009 (2)      5,550         5,211
America Movil SA de C.V.                                         5.50%               3/1/2014 (2)      2,675         2,468
AT&T Broadband Corp.                                            8.375%                  3/15/2013      1,190         1,399
AT&T Broadband Corp.                                            9.455%                 11/15/2022      4,161         5,380
AT&T Corp.                                                       8.75%                 11/15/2031     17,175        16,714
AT&T Wireless Services, Inc.                                     7.35%                   3/1/2006      1,250         1,335
AT&T Wireless Services, Inc.                                    7.875%                   3/1/2011     14,830        16,905
AT&T Wireless Services, Inc.                                    8.125%                   5/1/2012     12,255        14,178
AT&T Wireless Services, Inc.                                     8.75%                   3/1/2031      7,430         9,090
BellSouth Capital Funding                                       7.875%                  2/15/2030     19,200        22,299
BellSouth Corp.                                                  5.00%                 10/15/2006      4,159         4,307
BellSouth Corp.                                                  6.00%                 10/15/2011        120           126
BellSouth Corp.                                                 6.875%                 10/15/2031      2,670         2,774
BellSouth Corp.                                                  6.55%                  6/15/2034      4,550         4,560
Belo Corp.                                                       7.25%                  9/15/2027        340           355
British Sky Broadcasting Corp.                                   7.30%                 10/15/2006      1,725         1,871
British Sky Broadcasting Corp.                                  6.875%                  2/23/2009      1,725         1,887
British Sky Broadcasting Corp.                                   8.20%                  7/15/2009      1,725         1,992
British Telecommunications PLC                                  7.875%                 12/15/2005     25,200        26,929
British Telecommunications PLC                                  8.375%                 12/15/2010      1,160         1,351
British Telecommunications PLC                                  8.875%                 12/15/2030      9,760        12,069
Century Tel Enterprises                                         6.875%                  1/15/2028      1,000           973
CenturyTel, Inc.                                                7.875%                  8/15/2012      2,600         2,890
Cingular Wireless                                               5.625%                 12/15/2006      5,000         5,229
Cingular Wireless                                               7.125%                 12/15/2031      1,820         1,908
Citizens Communications                                          8.50%                  5/15/2006      2,340         2,486
Citizens Communications                                          9.25%                  5/15/2011      3,920         4,108
Citizens Communications                                          9.00%                  8/15/2031      1,300         1,266
Clear Channel Communications, Inc.                               7.65%                  9/15/2010      4,195         4,731
Clear Channel Communications, Inc.                               4.40%                  5/15/2011        670           638
Clear Channel Communications, Inc.                               5.00%                  3/15/2012      9,375         9,103
Clear Channel Communications, Inc.                               7.25%                 10/15/2027      1,300         1,381
Comcast Cable Communications, Inc.                              6.375%                  1/30/2006     14,450        15,162
Comcast Cable Communications, Inc.                              8.375%                   5/1/2007      3,000         3,353
Comcast Cable Communications, Inc.                               6.75%                  1/30/2011      4,115         4,438
Comcast Cable Communications, Inc.                              8.875%                   5/1/2017      2,600         3,178
Comcast Corp.                                                    5.30%                  1/15/2014      3,100         2,993

---------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE        MARKET
                                                                                         MATURITY     AMOUNT        VALUE^
TOTAL BOND MARKET INDEX FUND                                  COUPON                         DATE      (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
Comcast Corp.                                                   6.50%                    1/15/2015   $3,990         $4,155
Comcast Corp.                                                   7.05%                    3/15/2033    1,240          1,291
Cox Communications, Inc.                                       6.875%                    6/15/2005      800            831
Cox Communications, Inc.                                       3.875%                    10/1/2008    1,250          1,219
Cox Communications, Inc.                                        7.75%                    11/1/2010    6,650          7,524
Deutsche Telekom International Finance                         3.875%                    7/22/2008    4,025          3,962
Deutsche Telekom International Finance                          8.50%                    6/15/2010   13,935         16,247
Deutsche Telekom International Finance                          5.25%                    7/22/2013      950            927
Deutsche Telekom International Finance                          8.75%                    6/15/2030   19,580         23,887
R.R. Donnelley & Sons Co.                                       4.95%                 4/1/2014 (2)    2,375          2,269
R.R. Donnelley & Sons Co.                                       3.75%                 4/1/2009 (2)    2,275          2,196
France Telecom                                                  8.20%                     3/1/2006   11,500         12,327
France Telecom                                                  8.75%                     3/1/2011      500            579
France Telecom                                                  9.50%                     3/1/2031   18,475         23,165
Gannett Co., Inc.                                              6.375%                     4/1/2012    2,900          3,150
Grupo Televisa SA                                               8.50%                    3/11/2032      750            758
GTE Corp.                                                       6.36%                    4/15/2006    1,045          1,100
GTE Corp.                                                       8.75%                    11/1/2021    3,835          4,717
GTE Corp.                                                       6.94%                    4/15/2028      220            225
GTE South, Inc.                                                6.125%                    6/15/2007   10,800         11,440
Intelsat Ltd.                                                  7.625%                    4/15/2012    6,775          6,472
Koninklijke KPN NV                                              8.00%                    10/1/2010    7,590          8,794
Koninklijke KPN NV                                             8.375%                    10/1/2030    9,190         11,112
New England Telephone & Telegraph Co.                          6.875%                    10/1/2023    2,815          2,884
New England Telephone & Telegraph Co.                          7.875%                   11/15/2029    6,050          6,940
News America Holdings, Inc.                                     9.25%                     2/1/2013    5,841          7,351
News America Holdings, Inc.                                     8.00%                   10/17/2016    9,075         10,612
News America Holdings, Inc.                                     7.70%                   10/30/2025      900          1,017
News America Holdings, Inc.                                     8.15%                   10/17/2036    2,275          2,724
News America Holdings, Inc.                                     7.75%                    12/1/2045    1,975          2,257
Pacific Bell                                                   7.125%                    3/15/2026    1,700          1,809
SBC Communications, Inc.                                        5.75%                     5/2/2006      570            597
SBC Communications, Inc.                                        6.25%                    3/15/2011   10,390         11,050
SBC Communications, Inc.                                       5.875%                     2/1/2012    2,000          2,065
SBC Communications, Inc.                                       5.875%                    8/15/2012   10,250         10,555
Sprint Capital Corp.                                            6.00%                    1/15/2007   15,290         16,025
Sprint Capital Corp.                                           6.125%                   11/15/2008    1,050          1,106
Sprint Capital Corp.                                           7.625%                    1/30/2011    1,150          1,275
Sprint Capital Corp.                                           8.375%                    3/15/2012      790            907
Sprint Capital Corp.                                           6.875%                   11/15/2028    2,650          2,542
Sprint Capital Corp.                                            8.75%                    3/15/2032   25,225         29,395
TCI Communications, Inc.                                        8.00%                     8/1/2005      525            554
TCI Communications, Inc.                                        8.75%                     8/1/2015   17,495         21,082
Telecom Italia Capital                                          4.00%               11/15/2008 (2)    8,625          8,470
Telecom Italia Capital                                          5.25%               11/15/2013 (2)   10,235          9,907
Telecom Italia Capital                                         6.375%               11/15/2033 (2)    3,775          3,640
Tele-Communications, Inc.                                      7.875%                     8/1/2013   14,550         16,637
Telecomunicaciones de Puerto Rico                               6.65%                    5/15/2006    2,175          2,292
Telecomunicaciones de Puerto Rico                               6.80%                    5/15/2009    4,600          4,986
Telefonica Europe BV                                            7.35%                    9/15/2005    7,475          7,869
Telefonica Europe BV                                            7.75%                    9/15/2010    5,000          5,720

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
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                                                                                                       FACE         MARKET
                                                                                         MATURITY    AMOUNT         VALUE^
                                                                COUPON                       DATE     (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
Telefonica Europe BV                                             8.25%                  9/15/2030    $4,875         $5,924
Telefonos de Mexico SA                                           8.25%                  1/26/2006    10,075         10,781
Telus Corp.                                                      7.50%                   6/1/2007     3,875          4,219
Telus Corp.                                                      8.00%                   6/1/2011     6,025          6,911
Thomson Corp.                                                    5.75%                   2/1/2008     9,000          9,402
Time Warner Entertainment                                       8.375%                  3/15/2023     9,690         11,263
Time Warner Entertainment                                       8.375%                  7/15/2033     3,435          4,060
Univision Communications, Inc.                                  2.875%                 10/15/2006     2,625          2,593
Univision Communications, Inc.                                   3.50%                 10/15/2007     3,475          3,425
US Cellular                                                      6.70%                 12/15/2033     3,950          3,749
USA Interactive                                                  7.00%                  1/15/2013    10,700         11,602
Verizon Global Funding Corp.                                     6.75%                  12/1/2005     2,075          2,188
Verizon Global Funding Corp.                                    7.375%                   9/1/2012     6,150          6,935
Verizon Global Funding Corp.                                    4.375%                   6/1/2013       560            519
Verizon Global Funding Corp.                                     7.75%                  12/1/2030       215            241
Verizon Maryland, Inc.                                          5.125%                  6/15/2033       450            367
Verizon New England Telephone Co.                                6.50%                  9/15/2011     1,145          1,222
Verizon New Jersey, Inc.                                        5.875%                  1/17/2012    13,490         13,885
Verizon New York, Inc.                                          6.875%                   4/1/2012    16,325         17,567
Verizon New York, Inc.                                          7.375%                   4/1/2032     5,750          6,038
Verizon Pennsylvania, Inc.                                       5.65%                 11/15/2011    11,500         11,675
Verizon Wireless Capital                                        5.375%                 12/15/2006    14,670         15,319
Vodafone AirTouch PLC                                            7.75%                  2/15/2010     2,225          2,553
Vodafone AirTouch PLC                                           7.875%                  2/15/2030     4,575          5,410
Vodafone Group PLC                                               5.00%                 12/16/2013     3,650          3,533
Vodafone Group PLC                                               6.25%                 11/30/2032     1,800          1,787
WPP Finance USA Corp.                                           5.875%              6/15/2014 (2)     4,200          4,222

CONSUMER CYCLICAL (2.8%)
AOL Time Warner, Inc.                                           6.125%                  4/15/2006     2,900          3,042
AOL Time Warner, Inc.                                            6.15%                   5/1/2007    17,775         18,847
AOL Time Warner, Inc.                                            6.75%                  4/15/2011     1,650          1,785
AOL Time Warner, Inc.                                           6.875%                   5/1/2012     1,700          1,841
AOL Time Warner, Inc.                                           7.625%                  4/15/2031     3,355          3,679
AOL Time Warner, Inc.                                            7.70%                   5/1/2032     9,890         10,962
Brinker International                                            5.75%               6/1/2014 (2)     1,975          1,987
CBS Corp.                                                        7.15%                  5/20/2005     1,530          1,591
Cendant Corp.                                                   6.875%                  8/15/2006    12,760         13,656
Cendant Corp.                                                    6.25%                  1/15/2008     7,000          7,410
Cendant Corp.                                                   7.375%                  1/15/2013     4,700          5,234
Cendant Corp.                                                   7.125%                  3/15/2015       250            275
Centex Corp.                                                     4.75%                  1/15/2008       340            343
Centex Corp.                                                    7.875%                   2/1/2011        40             45
Centex Corp.                                                    5.125%                  10/1/2013     2,440          2,289
Chrysler Corp.                                                   7.45%                   3/1/2027     4,000          4,082
Cooper Tire & Rubber Co.                                         7.75%                 12/15/2009     1,175          1,346
Costco Wholesale Corp.                                           5.50%                  3/15/2007     8,600          9,049
DaimlerChrysler North America Holding Corp.                     7.375%                  9/15/2006     2,775          2,983
DaimlerChrysler North America Holding Corp.                      4.75%                  1/15/2008    22,600         22,813
DaimlerChrysler North America Holding Corp.                      4.05%                   6/4/2008    13,500         13,242
DaimlerChrysler North America Holding Corp.                      7.75%                  1/18/2011     5,085          5,665

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                                                                                                       FACE         MARKET
                                                                                         MATURITY    AMOUNT         VALUE^
TOTAL BOND MARKET INDEX FUND                                   COUPON                        DATE     (000)          (000)
--------------------------------------------------------------------------------------------------------------------------

DaimlerChrysler North America Holding Corp.                     7.30%                   1/15/2012   $10,020        $10,884
DaimlerChrysler North America Holding Corp.                     6.50%                  11/15/2013       340            348
DaimlerChrysler North America Holding Corp.                     8.50%                   1/18/2031    13,180         15,084
Dayton Hudson Corp.                                             6.65%                    8/1/2028     5,350          5,688
Delphi Corp.                                                    6.55%                   6/15/2006     1,700          1,791
Delphi Corp.                                                    6.50%                   8/15/2013     4,900          4,971
Federated Department Stores, Inc.                               6.79%                   7/15/2027     1,000          1,028
Federated Department Stores, Inc.                               7.00%                   2/15/2028        25             26
Federated Department Stores, Inc.                               6.90%                    4/1/2029     2,250          2,333
Ford Capital BV                                                 9.50%                    6/1/2010       600            680
Ford Motor Co.                                                 6.625%                   10/1/2028     3,260          2,835
Ford Motor Co.                                                 6.375%                    2/1/2029    17,750         14,944
Ford Motor Co.                                                  7.45%                   7/16/2031    17,435         16,538
Ford Motor Co.                                                  9.98%                   2/15/2047     4,375          5,129
Ford Motor Credit Co.                                          6.875%                    2/1/2006    24,875         26,112
Ford Motor Credit Co.                                           6.50%                   1/25/2007    76,330         80,274
Ford Motor Credit Co.                                           7.75%                   2/15/2007       800            864
Ford Motor Credit Co.                                          5.625%                   10/1/2008       560            566
Ford Motor Credit Co.                                           5.80%                   1/12/2009     5,000          5,038
Ford Motor Credit Co.                                          7.375%                  10/28/2009     5,750          6,126
Ford Motor Credit Co.                                          7.375%                    2/1/2011     1,500          1,583
Ford Motor Credit Co.                                           7.25%                  10/25/2011    18,500         19,353
Ford Motor Credit Co.                                           7.00%                   10/1/2013     6,785          6,850
General Motors Acceptance Corp.                                 5.25%                   5/16/2005     8,525          8,695
General Motors Acceptance Corp.                                6.625%                  10/15/2005       900            941
General Motors Acceptance Corp.                                 6.75%                   1/15/2006     2,010          2,105
General Motors Acceptance Corp.                                 4.50%                   7/15/2006     4,625          4,682
General Motors Acceptance Corp.                                6.125%                   9/15/2006    19,000         19,807
General Motors Acceptance Corp.                                6.125%                    2/1/2007     7,300          7,619
General Motors Acceptance Corp.                                6.125%                   8/28/2007     3,900          4,070
General Motors Acceptance Corp.                                5.625%                   5/15/2009     2,875          2,871
General Motors Acceptance Corp.                                 7.75%                   1/19/2010     7,680          8,328
General Motors Acceptance Corp.                                 7.25%                    3/2/2011     1,500          1,573
General Motors Acceptance Corp.                                6.875%                   9/15/2011    32,170         33,024
General Motors Acceptance Corp.                                 7.00%                    2/1/2012    20,280         20,858
General Motors Acceptance Corp.                                6.875%                   8/28/2012     9,200          9,347
General Motors Acceptance Corp.                                 8.00%                   11/1/2031    11,010         11,263
General Motors Corp.                                            7.20%                   1/15/2011     4,750          4,959
General Motors Corp.                                            8.25%                   7/15/2023     7,300          7,627
General Motors Corp.                                            7.40%                    9/1/2025     1,450          1,397
General Motors Corp.                                            6.75%                    5/1/2028     1,575          1,415
General Motors Corp.                                           8.375%                   7/15/2033    21,250         22,357
Harrah's Operating Co., Inc.                                   7.125%                    6/1/2007     8,825          9,456
Harrah's Operating Co., Inc.                                    7.50%                   1/15/2009     2,335          2,553
Harrah's Operating Co., Inc.                                    8.00%                    2/1/2011       296            332
Harrah's Operating Co., Inc.                                   5.375%                  12/15/2013     2,800          2,624
Kohl's Corp.                                                    6.00%                   1/15/2033     5,675          5,441
Lennar Corp.                                                    5.95%                    3/1/2013       610            614
Liberty Media Corp.                                             3.50%                   9/25/2006     5,060          5,050
Liberty Media Corp.                                            7.875%                   7/15/2009     3,000          3,377
Liberty Media Corp.                                             5.70%                   5/15/2013       450            444

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
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                                                                                                       FACE         MARKET
                                                                                        MATURITY     AMOUNT         VALUE^
                                                               COUPON                       DATE      (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp.                                             8.25%                   2/1/2030     $9,675        $11,099
Lowe's Cos., Inc.                                              6.875%                  2/15/2028        260            284
Lowe's Cos., Inc.                                               6.50%                  3/15/2029      4,726          4,956
May Department Stores Co.                                       9.75%                  2/15/2021      1,088          1,374
McDonald's Corp.                                                6.00%                  4/15/2011      3,560          3,784
Nordstrom, Inc.                                                 6.95%                  3/15/2028      1,400          1,473
Pulte Homes, Inc.                                               6.25%                  2/15/2013        450            460
Pulte Homes, Inc.                                               5.25%                  1/15/2014        500            473
Pulte Homes, Inc.                                              7.875%                  6/15/2032      7,800          8,526
Target Corp.                                                   3.375%                   3/1/2008     13,500         13,280
Target Corp.                                                    5.40%                  10/1/2008        315            330
Target Corp.                                                    4.00%                  6/15/2013        670            614
Target Corp.                                                    7.00%                  7/15/2031     10,610         11,815
Target Corp.                                                    6.35%                  11/1/2032      1,000          1,032
The Walt Disney Co.                                             6.75%                  3/30/2006        140            148
The Walt Disney Co.                                             5.50%                 12/29/2006      3,375          3,523
The Walt Disney Co.                                            5.375%                   6/1/2007     13,296         13,821
The Walt Disney Co.                                            6.375%                   3/1/2012      2,775          2,974
The Walt Disney Co.                                             7.00%                   3/1/2032      1,155          1,242
Time Warner, Inc.                                               8.18%                  8/15/2007      2,350          2,625
Time Warner, Inc.                                              9.125%                  1/15/2013      1,000          1,217
Time Warner, Inc.                                               9.15%                   2/1/2023      1,200          1,490
Time Warner, Inc.                                               7.57%                   2/1/2024      1,500          1,618
Time Warner, Inc.                                              6.625%                  5/15/2029      5,150          5,046
Toyota Motor Credit Corp.                                      2.875%                   8/1/2008        560            538
Toyota Motor Credit Corp.                                       4.35%                 12/15/2010      4,100          4,062
Tricon Global Restaurants, Inc.                                8.875%                  4/15/2011      2,400          2,892
Viacom International Inc.                                       7.75%                   6/1/2005      8,625          9,021
Viacom International Inc.                                       7.70%                  7/30/2010      5,475          6,251
Viacom International Inc.                                      6.625%                  5/15/2011      1,325          1,442
Viacom International Inc.                                      5.625%                  8/15/2012      6,500          6,579
Viacom International Inc.                                      7.875%                  7/30/2030      7,035          8,308
Viacom International Inc.                                       5.50%                  5/15/2033      2,750          2,448
Wal-Mart Stores, Inc.                                          6.875%                  8/10/2009      1,195          1,331
Wal-Mart Stores, Inc.                                          4.125%                  2/15/2011      4,100          3,961
Wal-Mart Stores, Inc.                                           4.55%                   5/1/2013      2,500          2,406
Wal-Mart Stores, Inc.                                           7.55%                  2/15/2030     15,645         18,717
Wal-Mart Stores, Inc. Canada                                    5.58%               5/1/2006 (2)     24,000         25,085
Yum! Brands, Inc.                                               7.70%                   7/1/2012      1,500          1,714

CONSUMER NONCYCLICAL (2.0%)
Abbott Laboratories                                            5.625%                   7/1/2006     14,086         14,764
Abbott Laboratories                                             3.50%                  2/17/2009      1,650          1,598
Albertson's, Inc.                                               7.50%                  2/15/2011      4,860          5,456
Albertson's, Inc.                                               7.45%                   8/1/2029      3,050          3,281
Albertson's, Inc.                                               8.00%                   5/1/2031      1,500          1,724
Altria Group, Inc.                                             5.625%                  11/4/2008      5,600          5,603
American Home Products                                          6.95%                  3/15/2011      1,500          1,598
Anheuser-Busch Cos., Inc.                                      4.375%                  1/15/2013        450            427
Anheuser-Busch Cos., Inc.                                      7.125%                   7/1/2017      3,375          3,725
Anheuser-Busch Cos., Inc.                                       6.80%                  8/20/2032      1,825          2,010

                                       37
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
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                                                                                                        FACE        MARKET
                                                                                        MATURITY      AMOUNT        VALUE^
TOTAL BOND MARKET INDEX FUND                                 COUPON                       DATE         (000)         (000)
--------------------------------------------------------------------------------------------------------------------------
Anthem, Inc.                                                    6.80%                   8/1/2012        $60            $66
Archer-Daniels-Midland Co.                                     8.125%                   6/1/2012      4,200          5,034
Archer-Daniels-Midland Co.                                     5.935%                  10/1/2032      2,600          2,537
AstraZeneca PLC                                                 5.40%                   6/1/2014      3,875          3,941
Baxter International, Inc.                                      5.25%                   5/1/2007      1,750          1,815
Boston Scientific                                               5.45%                  6/15/2014      3,350          3,366
Bottling Group LLC                                             4.625%                 11/15/2012     17,560         17,060
Bristol-Myers Squibb Co.                                        4.00%              8/15/2008 (2)      3,250          3,227
Bristol-Myers Squibb Co.                                        5.75%                  10/1/2011     16,050         16,667
Bristol-Myers Squibb Co.                                        5.25%              8/15/2013 (2)      4,250          4,233
Bunge Ltd. Finance Corp.                                       4.375%                 12/15/2008      3,500          3,459
Bunge Ltd. Finance Corp.                                        5.35%              4/15/2014 (2)      2,575          2,482
C.R. Bard, Inc.                                                 6.70%                  12/1/2026     11,050         11,753
Campbell Soup Co.                                               6.75%                  2/15/2011      3,500          3,862
Cia. Brasil de Bebidas AmBev                                   10.50%                 12/15/2011      2,630          2,998
Cia. Brasil de Bebidas AmBev                                    8.75%              9/15/2013 (2)      3,500          3,675
CIGNA Corp.                                                    7.875%                  5/15/2027        750            857
Coca-Cola Enterprises Inc.                                      4.25%                  9/15/2010        340            333
Coca-Cola Enterprises Inc.                                     6.125%                  8/15/2011     15,700         16,855
Coca-Cola Enterprises Inc.                                      8.50%                   2/1/2022      3,400          4,305
Coca-Cola Enterprises Inc.                                      6.95%                 11/15/2026        170            187
Coca-Cola Enterprises Inc.                                      6.75%                  9/15/2028      6,175          6,659
Coca-Cola HBC Finance                                          5.125%                  9/17/2013        670            658
Conagra, Inc.                                                   7.50%                  9/15/2005      4,050          4,278
Conagra, Inc.                                                  7.875%                  9/15/2010      8,400          9,639
Conagra, Inc.                                                   9.75%                   3/1/2021        750          1,004
Conagra, Inc.                                                   8.25%                  9/15/2030      1,670          2,044
Coors Brewing Co.                                              6.375%                  5/15/2012        900            963
Diageo Capital PLC                                              3.50%                 11/19/2007      7,550          7,463
Diageo Capital PLC                                             3.375%                  3/20/2008     14,150         13,844
Diageo Capital PLC                                              7.25%                  11/1/2009        450            507
Eli Lilly & Co.                                                 6.00%                  3/15/2012      2,575          2,748
Fred Meyer, Inc.                                               7.375%                   3/1/2005     10,500         10,855
General Mills, Inc.                                            2.625%                 10/24/2006      6,400          6,270
General Mills, Inc.                                            5.125%                  2/15/2007     11,575         11,990
General Mills, Inc.                                             6.00%                  2/15/2012         90             93
GlaxoSmithKline Capital Inc.                                   2.375%                  4/16/2007      7,675          7,510
GlaxoSmithKline Capital Inc.                                   4.375%                  4/15/2014      7,850          7,377
GlaxoSmithKline Capital Inc.                                   5.375%                  4/15/2034      3,750          3,405
Grand Metropolitan Investment Corp.                             9.00%                  8/15/2011      1,825          2,238
Grand Metropolitan Investment Corp.                             7.45%                  4/15/2035        500            588
Health Care Services Corp.                                      7.75%              6/15/2011 (2)      1,800          2,003
H.J. Heinz Co.                                                 6.625%                  7/15/2011      3,000          3,303
H.J. Heinz Co.                                                 6.375%                  7/15/2028      3,525          3,631
Hospira, Inc.                                                   4.95%              6/15/2009 (2)      3,175          3,193
Hospira, Inc.                                                   5.90%              6/15/2014 (2)      1,975          1,992
Imperial Tobacco                                               7.125%                   4/1/2009      4,400          4,819
International Flavors & Fragrances                              6.45%                  5/15/2006      3,800          4,010
Johnson & Johnson                                               3.80%                  5/15/2013      4,115          3,785
Johnson & Johnson                                               6.95%                   9/1/2029        450            513
Johnson & Johnson                                               4.95%                  5/15/2033      3,300          2,882

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
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                                                                                                       FACE         MARKET
                                                                                        MATURITY     AMOUNT         VALUE^
                                                                COUPON                      DATE      (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                      6.00%                  4/1/2006    $13,800        $14,472
Kellogg Co.                                                     2.875%                  6/1/2008      3,000          2,863
Kellogg Co.                                                      6.60%                  4/1/2011        450            493
Kellogg Co.                                                      7.45%                  4/1/2031      5,390          6,206
Kimberly-Clark Corp.                                             7.10%                  8/1/2007      1,340          1,474
Kimberly-Clark Corp.                                            5.625%                 2/15/2012      1,900          1,992
Kraft Foods, Inc.                                               4.625%                 11/1/2006     17,475         17,889
Kraft Foods, Inc.                                               5.625%                 11/1/2011      3,575          3,641
Kraft Foods, Inc.                                                5.25%                 10/1/2013        340            331
Kraft Foods, Inc.                                                6.50%                 11/1/2031     10,250         10,335
Kroger Co.                                                       7.25%                  6/1/2009      4,225          4,692
Kroger Co.                                                       6.80%                  4/1/2011        900            981
Kroger Co.                                                       7.70%                  6/1/2029     10,625         11,953
Kroger Co.                                                       8.00%                 9/15/2029        700            813
Kroger Co.                                                       7.50%                  4/1/2031        420            466
Laboratory Corp. of America                                      5.50%                  2/1/2013        340            342
Merck & Co.                                                      5.25%                  7/1/2006        670            698
Merck & Co.                                                      6.40%                  3/1/2028      2,380          2,510
Newell Rubbermaid, Inc.                                          6.00%                 3/15/2007        900            945
Newell Rubbermaid, Inc.                                          4.00%                  5/1/2010      3,500          3,320
Pepsi Bottling Group, Inc.                                       7.00%                  3/1/2029      2,000          2,221
Pfizer, Inc.                                                     4.50%                 2/15/2014      5,400          5,169
Pharmacia Corp.                                                  5.75%                 12/1/2005     11,990         12,505
Pharmacia Corp.                                                  6.60%                 12/1/2028      1,500          1,622
Philip Morris Cos., Inc.                                         7.00%                 7/15/2005      5,300          5,476
Philip Morris Cos., Inc.                                         7.65%                  7/1/2008      3,325          3,571
Philip Morris Cos., Inc.                                         7.75%                 1/15/2027      2,495          2,558
Procter & Gamble Co.                                             4.75%                 6/15/2007         25             26
Procter & Gamble Co.                                            6.875%                 9/15/2009        450            502
Procter & Gamble Co.                                             5.50%                  2/1/2034      6,000          5,647
Procter & Gamble Co. ESOP                                        9.36%                  1/1/2021     16,000         21,009
Quest Diagnostic, Inc.                                           6.75%                 7/12/2006      9,255          9,872
Safeway, Inc.                                                    6.15%                  3/1/2006      1,000          1,046
Safeway, Inc.                                                    6.50%                  3/1/2011      3,450          3,654
Safeway, Inc.                                                    5.80%                 8/15/2012        875            884
Safeway, Inc.                                                    7.25%                  2/1/2031      3,450          3,642
Sara Lee Corp.                                                   2.75%                 6/15/2008     10,000          9,493
Sara Lee Corp.                                                   6.25%                 9/15/2011        350            378
Sara Lee Corp.                                                  3.875%                 6/15/2013      2,500          2,266
Sara Lee Corp.                                                  6.125%                 11/1/2032      4,325          4,302
Schering-Plough Corp.                                            5.30%                 12/1/2013      5,375          5,279
Schering-Plough Corp.                                            6.50%                 12/1/2033      4,300          4,270
Tyson Foods, Inc.                                                7.25%                 10/1/2006      3,500          3,748
Tyson Foods, Inc.                                                8.25%                 10/1/2011      3,500          4,029
Unilever Capital Corp.                                          6.875%                 11/1/2005      1,759          1,854
Unilever Capital Corp.                                          7.125%                 11/1/2010      5,900          6,651
Unilever Capital Corp.                                           5.90%                11/15/2032      2,650          2,570
UnitedHealth Group, Inc.                                         5.20%                 1/17/2007      4,050          4,217
UnitedHealth Group, Inc.                                        4.875%                  4/1/2013      1,000            973
Wellpoint Health Networks Inc.                                  6.375%                 1/15/2012     12,340         13,102
Wyeth                                                           4.375%                  3/1/2008      9,395          9,406

--------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE         MARKET
                                                                                        MATURITY     AMOUNT         VALUE^
TOTAL BOND MARKET INDEX FUND                                   COUPON                       DATE      (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
Wyeth                                                           5.50%                  3/15/2013     $6,675         $6,453
Wyeth                                                           5.50%                   2/1/2014        750            718
Wyeth                                                           6.45%                   2/1/2024        875            834
Wyeth                                                           6.50%                   2/1/2034      1,975          1,865

ENERGY (1.0%)
Alberta Energy Co. Ltd.                                        7.375%                  11/1/2031      1,150          1,296
Anadarko Finance Co.                                            6.75%                   5/1/2011         25             27
Anadarko Finance Co.                                            7.50%                   5/1/2031      6,050          6,911
Anadarko Petroleum Corp.                                       5.375%                   3/1/2007        900            940
Anadarko Petroleum Corp.                                        3.25%                   5/1/2008      2,000          1,944
Anadarko Petroleum Corp.                                       6.125%                  3/15/2012      2,750          2,906
Apache Corp.                                                    6.25%                  4/15/2012      1,200          1,301
Apache Finance Canada                                           7.75%                 12/15/2029      1,400          1,689
Atlantic Richfield Co.                                          5.90%                  4/15/2009      4,009          4,312
Baker Hughes, Inc.                                              6.25%                  1/15/2009        200            217
Baker Hughes, Inc.                                             6.875%                  1/15/2029      1,000          1,099
BP Capital Markets PLC                                          2.35%                  6/15/2006        750            742
BP Capital Markets PLC                                          2.75%                 12/29/2006      1,175          1,164
BP Capital Markets PLC                                         2.625%                  3/15/2007      2,225          2,183
Burlington Resources, Inc.                                      7.40%                  12/1/2031      4,525          5,142
Canadian Natural Resources                                      7.20%                  1/15/2032      1,800          2,020
ChevronTexaco Capital Co.                                       3.50%                  9/17/2007      2,050          2,045
Conoco Funding Co.                                              6.35%                 10/15/2011      6,310          6,845
Conoco, Inc.                                                    6.35%                  4/15/2009         75             82
Conoco, Inc.                                                    6.95%                  4/15/2029      2,080          2,292
ConocoPhillips                                                  5.90%                 10/15/2032        450            436
Devon Energy Corp.                                              2.75%                   8/1/2006        670            661
Devon Energy Corp.                                              7.95%                  4/15/2032      4,650          5,382
Devon Financing Corp.                                          6.875%                  9/30/2011      2,010          2,187
Devon Financing Corp.                                          7.875%                  9/30/2031      7,775          8,939
Encana Holdings Finance Corp.                                   5.80%                   5/1/2014      2,750          2,808
Kerr McGee Corp.                                                6.95%                   7/1/2024      3,425          3,413
Halliburton Co.                                                 5.50%                 10/15/2010      3,050          3,071
Halliburton Co.                                                 8.75%                  2/15/2021      2,250          2,666
LG Caltex Oil Corp.                                             7.75%              7/25/2011 (2)      4,800          5,426
Marathon Oil Corp.                                             5.375%                   6/1/2007      8,250          8,606
Marathon Oil Corp.                                             6.125%                  3/15/2012      6,170          6,525
Marathon Oil Corp.                                              6.80%                  3/15/2032      1,400          1,460
Nexen, Inc.                                                     5.05%                 11/20/2013      3,850          3,693
Nexen, Inc.                                                    7.875%                  3/15/2032      1,050          1,217
Norsk Hydro                                                     6.36%                  1/15/2009      3,000          3,256
Norsk Hydro                                                     7.50%                  10/1/2016      1,600          1,852
Norsk Hydro                                                     7.25%                  9/23/2027      3,900          4,419
Norsk Hydro                                                     7.15%                  1/15/2029      3,450          3,877
Occidental Petroleum                                            7.65%                  2/15/2006        220            236
Occidental Petroleum                                            6.75%                  1/15/2012      3,125          3,445
Occidental Petroleum                                            7.20%                   4/1/2028      5,350          5,964
Ocean Energy, Inc.                                             4.375%                  10/1/2007        900            910
PanCanadian Energy Corp.                                        7.20%                  11/1/2031      7,150          7,899
Pemex Project Funding Master Trust                              8.50%                  2/15/2008        450            497

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
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                                                                                                       FACE         MARKET
                                                                                        MATURITY     AMOUNT         VALUE^
                                                                COUPON                      DATE      (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust                              7.875%                  2/1/2009    $13,980        $15,168
Pemex Project Funding Master Trust                              9.125%                10/13/2010        670            769
Pemex Project Funding Master Trust                               8.00%                11/15/2011      2,400          2,586
Pemex Project Funding Master Trust                              7.375%                12/15/2014     10,100         10,277
Pemex Project Funding Master Trust                              8.625%                  2/1/2022      7,505          7,768
Petro-Canada                                                     4.00%                 7/15/2013      2,000          1,777
Petro-Canada                                                     7.00%                11/15/2028      1,650          1,758
Petronas Capital Ltd.                                           7.875%             5/22/2022 (2)      5,950          6,564
PF Export Receivables Master Trust                               6.60%             12/1/2011 (2)     17,700         18,567
Phillips Petroleum Co.                                           8.75%                 5/25/2010      1,250          1,505
Suncor Energy, Inc.                                              7.15%                  2/1/2032      5,775          6,459
Texaco Capital, Inc.                                             5.50%                 1/15/2009      2,620          2,768
Tosco Corp.                                                      7.80%                  1/1/2027      1,650          1,963
Tosco Corp.                                                     8.125%                 2/15/2030     22,500         27,974
Transocean Sedco Forex, Inc.                                    6.625%                 4/15/2011      4,575          5,007
Transocean Sedco Forex, Inc.                                     7.50%                 4/15/2031      3,000          3,405
Union Oil Co. of California                                      5.05%                 10/1/2012      1,550          1,528
Valero Energy Corp.                                             6.125%                 4/15/2007      8,900          9,423
Valero Energy Corp.                                             6.875%                 4/15/2012      2,075          2,240
Valero Energy Corp.                                              4.75%                 6/15/2013        340            320
Valero Energy Corp.                                              7.50%                 4/15/2032        340            378

TECHNOLOGY (0.5%)
Computer Sciences Corp.                                          6.75%                 6/15/2006      6,775          7,219
Computer Sciences Corp.                                          3.50%                 4/15/2008      1,000            978
Computer Sciences Corp.                                          5.00%                 2/15/2013      1,900          1,842
Eastman Kodak Co.                                               3.625%                 5/15/2008      1,750          1,666
Electronic Data Systems                                         7.125%                10/15/2009         55             58
Electronic Data Systems                                          6.00%                  8/1/2013      4,450          4,253
Equifax, Inc.                                                    4.95%                 11/1/2007        340            347
First Data Corp.                                                3.375%                  8/1/2008      3,700          3,607
First Data Corp.                                                5.625%                 11/1/2011     16,200         16,898
Hewlett-Packard Co.                                              5.75%                12/15/2006      6,000          6,325
Hewlett-Packard Co.                                             3.625%                 3/15/2008     13,100         12,941
Hewlett-Packard Co.                                              6.50%                  7/1/2012        560            608
International Business Machines Corp.                           4.875%                 10/1/2006      4,500          4,662
International Business Machines Corp.                            6.45%                  8/1/2007      2,900          3,137
International Business Machines Corp.                            4.75%                11/29/2012        585            570
International Business Machines Corp.                            7.50%                 6/15/2013      4,000          4,662
International Business Machines Corp.                            7.00%                10/30/2025        920          1,022
International Business Machines Corp.                            6.50%                 1/15/2028        700            733
International Business Machines Corp.                           5.875%                11/29/2032      2,000          1,944
International Business Machines Corp.                           7.125%                 12/1/2096     14,085         15,285
Motorola, Inc.                                                   6.75%                  2/1/2006      1,000          1,052
Motorola, Inc.                                                  7.625%                11/15/2010     11,200         12,586
Motorola, Inc.                                                   8.00%                 11/1/2011      1,750          2,008
Motorola, Inc.                                                   7.50%                 5/15/2025      5,000          5,349
Motorola, Inc.                                                   6.50%                11/15/2028      2,000          1,930
Science Applications International Corp.                         6.25%                  7/1/2012      1,325          1,409
Science Applications International Corp.                         5.50%                  7/1/2033      1,825          1,624
SunGard Data Systems, Inc.                                       3.75%                 1/15/2009      1,000            968

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
--------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE         MARKET
                                                                                        MATURITY     AMOUNT         VALUE^
TOTAL BOND MARKET INDEX FUND                                   COUPON                       DATE      (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.                                     4.875%                  1/15/2014       $850           $804
Texas Instruments, Inc.                                        6.125%                   2/1/2006      6,200          6,503

TRANSPORTATION (0.7%)
American Airlines, Inc.
  Pass-Through Certificates                                    6.855%                  4/15/2009      5,983          5,953
American Airlines, Inc.
  Pass-Through Certificates                                    7.024%                 10/15/2009      5,825          5,796
Burlington Northern Santa Fe Corp.                              9.25%                  10/1/2006      2,750          3,086
Burlington Northern Santa Fe Corp.                             7.875%                  4/15/2007      2,650          2,938
Burlington Northern Santa Fe Corp.                              6.75%                  7/15/2011      3,395          3,723
Burlington Northern Santa Fe Corp.                              7.00%                 12/15/2025      9,350         10,063
Canadian National Railway Co.                                   4.40%                  3/15/2013      1,450          1,358
Canadian National Railway Co.                                   6.80%                  7/15/2018     11,575         12,598
Canadian Pacific Rail                                           6.25%                 10/15/2011     12,475         13,387
Canadian Pacific Rail                                          7.125%                 10/15/2031        475            531
CNF, Inc.                                                       6.70%               5/1/2034 (2)      3,725          3,657
Consolidated Rail Corp.                                         9.75%                  6/15/2020      2,450          3,276
Consolidated Rail Corp.                                        7.875%                  5/15/2043      1,000          1,159
Continental Airlines Enhanced
  Equipment Trust Certificates                                 6.563%                  2/15/2012      3,000          3,119
Continental Airlines Enhanced
  Equipment Trust Certificates                                 6.648%                  9/15/2017      9,126          8,488
CSX Corp.                                                       6.75%                  3/15/2011      3,450          3,743
CSX Corp.                                                       6.30%                  3/15/2012      5,750          6,051
CSX Corp.                                                       7.95%                   5/1/2027        550            634
Delta Air Lines Enhanced
Equipment Trust Certificates                                   7.111%                  9/18/2011     17,275         15,850
ERAC USA Finance Co.                                            7.35%              6/15/2008 (2)      5,275          5,860
FedEx Corp.                                                     2.65%               4/1/2007 (2)      3,650          3,549
FedEx Corp.                                                     3.50%               4/1/2009 (2)      1,200          1,150
Hertz Corp.                                                     6.35%                  6/15/2010      2,650          2,641
Hertz Corp.                                                     7.40%                   3/1/2011     14,975         15,662
Hertz Corp.                                                    7.625%                   6/1/2012      1,215          1,276
MISC Capital Ltd.                                               5.00%               7/1/2009 (2)      4,425          4,417
MISC Capital Ltd.                                              6.125%               7/1/2014 (2)      6,025          6,002
Norfolk Southern Corp.                                         8.375%                  5/15/2005      4,000          4,185
Norfolk Southern Corp.                                          7.35%                  5/15/2007         50             55
Norfolk Southern Corp.                                          7.70%                  5/15/2017      6,650          7,720
Norfolk Southern Corp.                                          7.80%                  5/15/2027      1,200          1,384
Norfolk Southern Corp.                                          7.25%                  2/15/2031        675            738
Norfolk Southern Corp.                                          7.05%                   5/1/2037      2,400          2,553
Norfolk Southern Corp.                                          7.90%                  5/15/2097      1,425          1,644
Northwest Airlines, Inc.
  Pass-Through Certificates                                    6.841%                   4/1/2011      8,425          8,130
Southwest Airlines Co.                                          6.50%                   3/1/2012      9,050          9,513
Union Pacific Corp.                                             7.25%                  11/1/2008      2,200          2,433
Union Pacific Corp.                                            3.625%                   6/1/2010      3,040          2,844
Union Pacific Corp.                                             6.65%                  1/15/2011      6,150          6,717
Union Pacific Corp.                                             6.50%                  4/15/2012      2,400          2,582
Union Pacific Corp.                                             7.00%                   2/1/2016      1,150          1,263

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
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                                                                                                       FACE         MARKET
                                                                                        MATURITY     AMOUNT         VALUE^
                                                               COUPON                       DATE      (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                            7.125%                   2/1/2028     $1,000         $1,083
Union Pacific Corp.                                            6.625%                   2/1/2029      2,350          2,411

OTHER
Black & Decker Corp.                                           7.125%                   6/1/2011        500            562
Cooper Industries, Inc.                                         5.25%                   7/1/2007        505            526
Rockwell International Corp.                                    6.70%                  1/15/2028      1,350          1,422
                                                                                                             -------------
                                                                                                                 3,159,762
                                                                                                             -------------
UTILITIES (1.8%)
ELECTRIC (1.4%)
AEP Texas Central Co.                                           5.50%                  2/15/2013      2,725          2,731
AEP Texas Central Co.                                           6.65%                  2/15/2033      2,850          2,918
Alabama Power Co.                                               5.50%                 10/15/2017     11,825         11,806
American Electric Power                                        6.125%                  5/15/2006      4,075          4,279
Arizona Public Service Co.                                      5.80%                  6/30/2014      4,225          4,226
Arizona Public Service Co.                                      4.65%                  5/15/2015      4,450          4,053
Boston Edison Co.                                              4.875%                  4/15/2014      2,275          2,207
Carolina Power & Light                                         5.125%                  9/15/2013        405            398
Centerpoint Energy Houston                                      5.75%                  1/15/2014        500            508
Cincinnati Gas & Electric Co.                                   5.70%                  9/15/2012      3,300          3,361
Cleveland Electric Illumination Co.                             7.88%                  11/1/2017      1,450          1,673
Commonwealth Edison Co.                                         3.70%                   2/1/2008      1,150          1,139
Commonwealth Edison Co.                                         6.15%                  3/15/2012      7,500          8,012
Commonwealth Edison Co.                                         4.70%                  4/15/2015      2,750          2,601
Commonwealth Edison Co.                                        5.875%                   2/1/2033        340            329
Consolidated Edison, Inc.                                      6.625%                 12/15/2005     10,875         11,463
Consolidated Edison, Inc.                                      4.875%                   2/1/2013        340            330
Constellation Energy Group, Inc.                               6.125%                   9/1/2009      6,700          7,104
Constellation Energy Group, Inc.                                7.00%                   4/1/2012      2,075          2,253
Constellation Energy Group, Inc.                                7.60%                   4/1/2032      7,440          8,263
Consumers Energy Co.                                            4.25%                  4/15/2008      4,210          4,151
Consumers Energy Co.                                            4.80%                  2/17/2009      6,100          6,135
Consumers Energy Co.                                           5.375%                  4/15/2013      3,650          3,565
Detroit Edison Co.                                             6.125%                  10/1/2010      2,080          2,219
Dominion Resources, Inc.                                       4.125%                  2/15/2008        450            449
Dominion Resources, Inc.                                        6.25%                  6/30/2012      5,000          5,251
Dominion Resources, Inc.                                        5.25%                   8/1/2015      3,300          3,162
Dominion Resources, Inc.                                        6.30%                  3/15/2033      4,600          4,375
Duke Capital Corp.                                              6.75%                  2/15/2032      4,650          4,528
Duke Energy Corp.                                               3.75%                   3/5/2008      2,500          2,467
Duke Energy Corp.                                               6.25%                  1/15/2012      2,200          2,291
Duke Energy Corp.                                               6.00%                  12/1/2028        500            463
Duke Energy Corp.                                               6.45%                 10/15/2032      3,450          3,378
Energy East Corp.                                               6.75%                  6/15/2012      6,300          6,731
Entergy Gulf States                                             3.60%                   6/1/2005      3,250          3,150
Florida Power & Light                                          6.875%                  12/1/2005     10,500         11,100
Florida Power & Light                                          5.625%                   4/1/2034      1,500          1,410
FPL Group Capital, Inc.                                         3.25%                  4/11/2006      2,470          2,479
FPL Group Capital, Inc.                                        7.625%                  9/15/2006      5,450          5,944
HQI Transelec Chile SA                                         7.875%                  4/15/2011     11,525         12,837
Israel Electric Corp.                                           8.10%                 12/15/2096      4,100          3,490

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
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                                                                                                       FACE         MARKET
                                                                                        MATURITY     AMOUNT         VALUE^
TOTAL BOND MARKET INDEX FUND                                   COUPON                       DATE      (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
Jersey Central Power & Light                                   5.625%               5/1/2016 (2)     $3,700         $3,624
MidAmerican Energy Co.                                         5.125%                  1/15/2013      6,025          5,967
MidAmerican Energy Co.                                          6.75%                 12/30/2031      9,600         10,381
MidAmerican Energy Holdings                                    5.875%                  10/1/2012        670            683
National Rural Utilities
  Cooperative Finance Corp.                                     6.50%                   3/1/2007      4,075          4,378
National Rural Utilities
  Cooperative Finance Corp.                                     5.75%                  8/28/2009      4,920          5,211
National Rural Utilities
  Cooperative Finance Corp.                                     7.25%                   3/1/2012     10,500         11,925
National Rural Utilities
  Cooperative Finance Corp.                                     4.75%                   3/1/2014      2,125          2,024
National Rural Utilities
  Cooperative Finance Corp.                                     8.00%                   3/1/2032      3,400          4,207
NiSource Finance Corp.                                          3.20%                  11/1/2006      1,000            994
NiSource Finance Corp.                                         7.875%                 11/15/2010      4,060          4,647
NiSource Finance Corp.                                          5.40%                  7/15/2014      1,400          1,362
Oncor Electric Delivery Co.                                    6.375%                  1/15/2015      5,075          5,382
Oncor Electric Delivery Co.                                     7.25%                  1/15/2033      7,525          8,451
Pacific Gas & Electric Co.                                      3.60%                   3/1/2009      1,500          1,446
Pacific Gas & Electric Co.                                      4.20%                   3/1/2011      2,475          2,356
Pacific Gas & Electric Co.                                      4.80%                   3/1/2014      1,750          1,660
Pacific Gas & Electric Co.                                      6.05%                   3/1/2034     14,725         13,850
PacifiCorp                                                      6.90%                 11/15/2011      7,825          8,671
PacifiCorp                                                      7.70%                 11/15/2031      4,000          4,777
Pepco Holdings, Inc.                                            6.45%                  8/15/2012      2,425          2,515
Pepco Holdings, Inc.                                            7.45%                  8/15/2032      1,550          1,652
PPL Energy Supply LLC                                           6.40%                  11/1/2011         25             26
Progress Energy, Inc.                                           6.05%                  4/15/2007      1,770          1,863
Progress Energy, Inc.                                           5.85%                 10/30/2008      1,000          1,047
Progress Energy, Inc.                                           7.10%                   3/1/2011      7,540          8,263
Progress Energy, Inc.                                           7.75%                   3/1/2031      2,150          2,416
Progress Energy, Inc.                                           7.00%                 10/30/2031      3,200          3,301
PSEG Power Corp.                                               6.875%                  4/15/2006      9,225          9,787
PSEG Power Corp.                                                6.95%                   6/1/2012      1,100          1,195
PSEG Power Corp.                                                5.50%                  12/1/2015        900            858
PSEG Power Corp.                                               8.625%                  4/15/2031      2,200          2,687
Public Service Co. of Colorado                                 4.375%                  10/1/2008      8,875          8,942
Public Service Co. of Colorado                                  5.50%                   4/1/2014        340            344
SCANA Corp.                                                     6.25%                   2/1/2012      7,600          8,061
South Carolina Electric & Gas Co.                              6.625%                   2/1/2032      2,750          2,955
South Carolina Electric & Gas Co.                               5.30%                  5/15/2033      1,270          1,138
Southern California Edison Co.                                  8.00%                  2/15/2007      1,250          1,383
Southern California Edison Co.                                  5.00%                  1/15/2014      2,950          2,877
Southern California Edison Co.                                  4.65%                   4/1/2015      1,500          1,399
Southern California Edison Co.                                  6.00%                  1/15/2034      8,075          7,758
Southern California Edison Co.                                  5.75%                   4/1/2035      1,125          1,042
United Utilities PLC                                           5.375%                   2/1/2019      7,775          7,224
Virginia Electric & Power Co.                                   5.75%                  3/31/2006      1,650          1,722
Virginia Electric & Power Co.                                  5.375%                   2/1/2007     12,650         13,189
Wisconsin Electric Power Co.                                   5.625%                  5/15/2033      1,250          1,168

--------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE          MARKET
                                                                                        MATURITY    AMOUNT          VALUE^
                                                              COUPON                        DATE     (000)           (000)
--------------------------------------------------------------------------------------------------------------------------
NATURAL GAS (0.4%)
Columbia Energy Group                                          7.62%                  11/28/2025    $4,451          $4,721
Consolidated Natural Gas                                      5.375%                   11/1/2006     4,075           4,242
Consolidated Natural Gas                                       6.25%                   11/1/2011     6,300           6,711
Duke Energy Field Services                                     7.50%                   8/16/2005     4,105           4,310
Duke Energy Field Services                                    7.875%                   8/16/2010     9,100          10,383
Duke Energy Field Services                                    8.125%                   8/16/2030       350             408
Enron Corp.                                                   7.625%                9/10/2004 **     2,000             520
Enron Corp.                                                   6.625%               11/15/2005 **     1,375             358
Enron Corp.                                                   7.125%                5/15/2007 **     8,646           2,248
Enron Corp.                                                   6.875%               10/15/2007 **     8,500           2,210
Enron Corp.                                                    6.75%                 8/1/2009 **     6,445           1,676
HNG Internorth                                                9.625%                3/15/2006 **     4,680           1,217
Keyspan Corp.                                                  7.25%                  11/15/2005    18,210          19,253
Keyspan Corp.                                                  6.15%                    6/1/2006       560             589
Kinder Morgan Energy Partners, LP                              7.30%                   8/15/2033       450             477
Kinder Morgan, Inc.                                            6.50%                    9/1/2012    11,450          12,104
KN Energy, Inc.                                                7.25%                    3/1/2028       800             855
Panhandle Eastern Pipeline                                     4.80%                   8/15/2008       450             452
Sempra Energy                                                  6.95%                   12/1/2005    15,150          15,978
Southern Union Co.                                             7.60%                    2/1/2024       800             845
Texas Eastern Transmission                                     5.25%                   7/15/2007       900             930
Texas Gas Transmission                                         4.60%                    6/1/2015     4,000           3,656
Trans-Canada Pipelines                                         4.00%                   6/15/2013     4,025           3,668
Trans-Canada Pipelines                                         5.60%                   3/31/2034     2,350           2,146
Yosemite Security Trust                                        8.25%            11/15/2004 (2)**    31,685          11,169
                                                                                                             -------------
                                                                                                                   477,163
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $7,445,485)                                                                                                7,533,051
--------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. DOLLAR-DENOMINATED) (2.2%)
--------------------------------------------------------------------------------------------------------------------------
Canadian Government                                            6.75%                   8/28/2006     12,520         13,511
Canadian Government                                            5.25%                   11/5/2008      2,450          2,600
Eksportfinans                                                 4.375%                   7/15/2009      6,075          6,096
Export Development Canada                                      4.00%                    8/1/2007      5,050          5,111
Federation of Malaysia                                         8.75%                    6/1/2009      7,000          8,259
Federation of Malaysia                                         7.50%                   7/15/2011      4,025          4,571
Hellenic Republic                                              6.95%                    3/4/2008      6,025          6,660
Instituto de Credito Oficial                                   6.00%                   5/19/2008      5,400          5,806
International Finance Corp.                                    3.00%                   4/15/2008     10,400         10,188
Kredit Fuer Wiederaufbau                                      2.375%                   9/25/2006     10,800         10,649
Kredit Fuer Wiederaufbau                                      3.375%                   1/23/2008      4,700          4,662
Kredit Fuer Wiederaufbau                                       3.25%                   3/30/2009      1,750          1,692
Landwirtschaft Rentenbank                                     3.375%                  11/15/2007     16,600         16,479
Landwirtschaft Rentenbank                                      3.25%                   6/16/2008      5,700          5,591
Landwirtschaft Rentenbank                                     3.875%                    9/4/2008      8,250          8,253
Ontario Hydro Electric                                         6.10%                   1/30/2008        800            860
Ontario Hydro Electric                                         7.45%                   3/31/2013      3,400          4,021
People's Republic of China                                     7.30%                  12/15/2008      2,400          2,689
People's Republic of China                                     4.75%                  10/29/2013      2,400          2,306
Petroleos Mexicanos                                            6.50%                    2/1/2005     11,250         11,531

--------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE         MARKET
                                                                                       MATURITY      AMOUNT         VALUE^
TOTAL BOND MARKET INDEX FUND                                  COUPON                       DATE       (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
Province of British Columbia                                  4.625%                  10/3/2006      $6,000         $6,190
Province of British Columbia                                  5.375%                 10/29/2008       6,600          6,983
Province of British Columbia                                   4.30%                  5/30/2013       2,250          2,165
Province of Manitoba                                           4.25%                 11/20/2006       4,500          4,605
Province of Manitoba                                           7.50%                  2/22/2010       5,200          6,019
Province of New Brunswick                                      3.50%                 10/23/2007      15,800         15,756
Province of Nova Scotia                                        5.75%                  2/27/2012       2,075          2,206
Province of Ontario                                            5.50%                  10/1/2008      31,400         33,207
Province of Ontario                                           5.125%                  7/17/2012       7,950          8,070
Province of Quebec                                             7.00%                  1/30/2007       3,000          3,266
Province of Quebec                                             5.75%                  2/15/2009         250            267
Province of Quebec                                             5.00%                  7/17/2009      19,370         20,041
Province of Quebec                                            6.125%                  1/22/2011       5,185          5,640
Province of Quebec                                            7.125%                   2/9/2024       1,030          1,191
Province of Quebec                                             7.50%                  9/15/2029       6,680          8,108
Province of Saskatchewan                                      7.375%                  7/15/2013       1,550          1,823
Quebec Hydro Electric                                          6.30%                  5/11/2011      12,500         13,649
Quebec Hydro Electric                                          8.00%                   2/1/2013       5,000          6,069
Quebec Hydro Electric                                          7.50%                   4/1/2016         500            598
Quebec Hydro Electric                                          8.40%                  1/15/2022         950          1,212
Region of Lombardy                                            5.804%                 10/25/2032       3,250          3,197
Republic of Chile                                             5.625%                  7/23/2007      10,545         11,035
Republic of Chile                                             7.125%                  1/11/2012       3,500          3,888
Republic of Chile                                              5.50%                  1/15/2013         340            342
Republic of Finland                                           5.875%                  2/27/2006       2,825          2,972
Republic of Finland                                            4.75%                   3/6/2007       2,900          3,008
Republic of Italy                                             4.375%                 10/25/2006      32,900         33,780
Republic of Italy                                              2.75%                 12/15/2006       4,975          4,922
Republic of Italy                                             3.625%                  9/14/2007      33,675         33,669
Republic of Italy                                              3.25%                  5/15/2009       1,400          1,342
Republic of Italy                                             5.625%                  6/15/2012      28,750         30,267
Republic of Italy                                             4.375%                  6/15/2013       7,300          7,027
Republic of Italy                                             6.875%                  9/27/2023       3,350          3,791
Republic of Italy                                             5.375%                  6/15/2033      11,400         10,627
Republic of Korea                                             8.875%                  4/15/2008       4,200          4,881
Republic of Korea                                              4.25%                   6/1/2013       4,150          3,817
Republic of Poland                                             5.25%                  1/15/2014         670            656
Republic of South Africa                                      7.375%                  4/25/2012      15,450         16,776
Republic of South Africa                                       6.50%                   6/2/2014       1,175          1,187
Republic of South Africa                                       8.50%                  6/23/2017          75             85
State of Israel                                               4.625%                  6/15/2013       1,800          1,658
Swedish Export Credit                                         2.875%                  1/26/2007       4,700          4,653
Tenaga Nasional                                                7.50%              1/15/2096 (2)      10,850          9,730
United Mexican States                                         9.875%                  1/15/2007       7,050          8,037
United Mexican States                                         8.625%                  3/12/2008       8,200          9,246
United Mexican States                                         4.625%                  10/8/2008       7,825          7,684
United Mexican States                                        10.375%                  2/17/2009      18,500         22,274
United Mexican States                                         9.875%                   2/1/2010       3,730          4,472
United Mexican States                                         8.375%                  1/14/2011      10,267         11,576
United Mexican States                                          7.50%                  1/14/2012      10,000         10,750
United Mexican States                                         6.375%                  1/16/2013       9,065          9,020

--------------------------------------------------------------------------------------------------------------------------
                                                                                                       FACE         MARKET
                                                                                       MATURITY      AMOUNT         VALUE^
                                                             COUPON                        DATE       (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
United  Mexican  States                                       5.875%                   1/15/2014      $4,500        $4,309
United  Mexican States                                        6.625%                    3/3/2015       6,200         6,092
United Mexican States                                        11.375%                   9/15/2016       6,050         8,470
United Mexican States                                         8.125%                  12/30/2019       1,900         2,028
United Mexican States                                          8.30%                   8/15/2031      19,280       20,148
United  Mexican  States                                        7.50%                    4/8/2033       3,500         3,378
--------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
 (COST $598,902)                                                                                                   599,394
--------------------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS(0.2%)
--------------------------------------------------------------------------------------------------------------------------
Illinois  (Taxable  Pension) GO                                4.95%                    6/1/2023       1,475         1,345
 Illinois  (TaxablePension) GO                                 5.10%                    6/1/2033      30,100        26,819
Kansas Dev.  Finance Auth. Rev.
  (Public Employee  Retirement System)                        5.501%                    5/1/2034      12,550        11,870
New Jersey Econ. Dev.Auth.  State Pension Rev.                7.425%                   2/15/2029       4,475         5,300
New Jersey Turnpike Auth.Rev.                                 4.252%                    1/1/2016       3,800         3,525
Oregon  (Taxable  Pension) GO                                 5.762%                    6/1/2023       2,475         2,502
Oregon  (Taxable  Pension) GO                                 5.892%                    6/1/2027       3,575         3,606
Wisconsin Public Service Rev.                                  4.80%                    5/1/2013       3,150         3,094
Wisconsin  Public Service Rev.                                 5.70%                    5/1/2026       3,550         3,485
--------------------------------------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS
  (COST $62,802)                                                                                                    61,546
--------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS(4.2%)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
   in a PooledCash  Account--Note E                    1.463%-1.465%                    7/1/2004     757,789       757,789
Collateralized by U.S.  Government  Obligations
  in a Pooled Cash Account                                    1.468%                    7/1/2004     358,143       358,143
--------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $1,115,932)                                                                                              1,115,932
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.1%)
  (COST $27,575,542)                                                                                            27,692,463
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.1%)
--------------------------------------------------------------------------------------------------------------------------
Other  Assets--Note  B                                                                                             822,432
Payables  for  Investment  Securities  Purchased                                                                 (814,361)
Security Lending Collateral Payable to Brokers--Note E                                                           (757,789)
Other Liabilities                                                                                                 (78,364)
                                                                                                              ------------
                                                                                                                 (828,082)
                                                                                                              ------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                              $26,864,381
==========================================================================================================================

^See  Note A in Notes  to Financial  Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury(beyond the issuer's line-of-credit) would require congressional action.
**Non-income-producingsecurity--security  in default.
(1)The average maturity isshorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration,normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securities was $298,836,000, representing 1.1% of net assets.
(3)Adjustable-rate note.
GO--General Obligation Bond.

-----------------------------------------------------------------------------------------------------------
                                                                                                      AMOUNT
TOTAL BOND MARKET INDEX FUND                                                                           (000)
-----------------------------------------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                  $26,758,180
Undistributed Net Investment Income                                                                       --
Overdistributed Net Realized Gains                                                                   (1,426)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                                              116,921
  Swap Contracts                                                                                     (9,294)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $26,864,381
============================================================================================================
Investor Shares--Net Assets
Applicable to 1,754,327,829 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                              $17,693,340
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                                            $10.09
============================================================================================================
Admiral Shares--Net Assets
Applicable to 215,729,682 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                               $2,175,750
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                                             $10.09
============================================================================================================
Institutional Shares--Net Assets
Applicable to 693,596,324 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                               $6,995,291
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                                                       $10.09
============================================================================================================
See Note C in Notes to Financial  Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE      MARKET
                                                                             MATURITY                   AMOUNT      VALUE^
SHORT-TERM BOND INDEX FUND                                   COUPON              DATE                    (000)       (000)
--------------------------------------------------------------------------------------------------------------------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS (64.1%)
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (39.9%)
U.S. Treasury Bond                                           13.25%         5/15/2014               $    5,000   $  7,077
U.S. Treasury Note                                            6.50%         8/15/2005                   39,700     41,592
U.S. Treasury Note                                            2.00%         8/31/2005                   84,850     84,651
U.S. Treasury Note                                            5.75%        11/15/2005                   48,075     50,261
U.S. Treasury Note                                           5.875%        11/15/2005                    6,575      6,886
U.S. Treasury Note                                           1.875%        11/30/2005                   22,150     21,998
U.S. Treasury Note                                           1.875%        12/31/2005                  132,250    131,155
U.S. Treasury Note                                           1.875%         1/31/2006                   61,800     61,220
U.S. Treasury Note                                           1.625%         2/28/2006                  137,550    135,551
U.S. Treasury Note                                           4.625%         5/15/2006                  149,100    154,411
U.S. Treasury Note                                           6.875%         5/15/2006                   66,550     71,645
U.S. Treasury Note                                            7.00%         7/15/2006                  114,335    123,911
U.S. Treasury Note                                            6.50%        10/15/2006                  109,860    118,631
U.S. Treasury Note                                           2.625%        11/15/2006                    2,925      2,905
U.S. Treasury Note                                            6.25%         2/15/2007                    2,650      2,864
U.S. Treasury Note                                           6.625%         5/15/2007                  113,650    124,482
U.S. Treasury Note                                           6.125%         8/15/2007                   97,750    106,074
U.S. Treasury Note                                           5.625%         5/15/2008                  141,700    152,571
U.S. Treasury Note                                           3.125%         9/15/2008                  106,550    104,585
U.S. Treasury Note                                           3.125%        10/15/2008                   75,850     74,345
U.S. Treasury Note                                           3.375%        11/15/2008                    1,450      1,434
U.S. Treasury Note                                           3.375%        12/15/2008                    2,675      2,642
U.S. Treasury Note                                            3.25%         1/15/2009                   28,375     27,834
U.S. Treasury Note                                           3.875%         5/15/2009                   43,000     43,161
U.S. Treasury Note                                            4.00%         6/15/2009                   43,000     43,369
U.S. Treasury Note                                            6.00%         8/15/2009                  129,875    142,801
U.S. Treasury Note                                            6.50%         2/15/2010                      450        507
                                                                                                               -----------
                                                                                                                1,838,563
                                                                                                               ----------
AGENCY BONDS AND NOTES (24.2%)
Federal Farm Credit Bank*                                     2.50%        11/15/2005                   10,000      9,994
Federal Farm Credit Bank*                                     2.50%         3/15/2006                   10,000      9,948
Federal Home Loan Bank*                                       3.25%         8/15/2005                   39,200     39,598
Federal Home Loan Bank*                                       2.50%        12/15/2005                    6,000      5,991
Federal Home Loan Bank*                                      5.125%          3/6/2006                   50,575     52,477
Federal Home Loan Bank*                                       2.50%         3/15/2006                   42,500     42,277
Federal Home Loan Bank*                                       2.25%         5/15/2006                   12,500     12,345
Federal Home Loan Bank*                                      1.875%         6/15/2006                   17,500     17,130
Federal Home Loan Bank*                                      2.875%         9/15/2006                   49,000     48,687
Federal Home Loan Bank*                                       2.75%         3/14/2008                   17,500     16,854
Federal Home Loan Bank*                                      2.625%         7/15/2008                   16,000     15,234
Federal Home Loan Bank*                                       5.80%          9/2/2008                    6,000      6,406
Federal Home Loan Bank*                                      3.625%        11/14/2008                   30,000     29,460
Federal Home Loan Mortgage Corp.*                             4.25%         6/15/2005                   15,000     15,261
Federal Home Loan Mortgage Corp.*                             7.00%         7/15/2005                   44,350     46,484
Federal Home Loan Mortgage Corp.*                            2.875%         9/15/2005                   20,000     20,115
Federal Home Loan Mortgage Corp.*                             5.25%         1/15/2006                   46,000     47,745
Federal Home Loan Mortgage Corp.*                             5.50%         7/15/2006                   46,800     49,044
Federal Home Loan Mortgage Corp.*                            2.875%        12/15/2006                   30,000     29,765
Federal Home Loan Mortgage Corp.*                            4.875%         3/15/2007                   26,000     26,997

-------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE     MARKET
                                                                            MATURITY                    AMOUNT     VALUE^
SHORT-TERM BOND INDEX FUND                                   COUPON             DATE                     (000)      (000)
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.*                             3.50%        9/15/2007                   $23,000    $22,924
Federal Home Loan Mortgage Corp.*                             5.75%        4/15/2008                    25,500     27,211
Federal Home Loan Mortgage Corp.*                            3.625%        9/15/2008                    15,000     14,774
Federal Home Loan Mortgage Corp.*                            5.125%       10/15/2008                    32,500     33,890
Federal Home Loan Mortgage Corp.*                             5.75%        3/15/2009                    25,000     26,607
Federal National Mortgage Assn.*                              5.75%        6/15/2005                    15,500     15,989
Federal National Mortgage Assn.*                              7.00%        7/15/2005                    40,425     42,370
Federal National Mortgage Assn.*                             1.875%        9/15/2005                     5,000      4,970
Federal National Mortgage Assn.*                              6.00%       12/15/2005                     9,000      9,433
Federal National Mortgage Assn.*                              5.50%        2/15/2006                    22,000     22,947
Federal National Mortgage Assn.*                              5.50%         5/2/2006                     3,000      3,129
Federal National Mortgage Assn.*                              2.25%        5/15/2006                     9,000      8,888
Federal National Mortgage Assn.*                              2.50%        6/15/2006                     7,500      7,436
Federal National Mortgage Assn.*                              5.25%        6/15/2006                    20,000     20,850
Federal National Mortgage Assn.*                             4.375%       10/15/2006                    10,500     10,775
Federal National Mortgage Assn.*                             2.625%       11/15/2006                    27,500     27,113
Federal National Mortgage Assn.*                              4.75%         1/2/2007                     4,000      4,122
Federal National Mortgage Assn.*                              5.00%        1/15/2007                    21,125     21,993
Federal National Mortgage Assn.*                             7.125%        3/15/2007                    25,150     27,565
Federal National Mortgage Assn.*                              5.25%        4/15/2007                    25,000     26,207
Federal National Mortgage Assn.*                              4.25%        7/15/2007                    15,000     15,309
Federal National Mortgage Assn.*                             6.625%       10/15/2007                    32,500     35,481
Federal National Mortgage Assn.*                              3.25%        1/15/2008                     5,000      4,915
Federal National Mortgage Assn.*                              5.75%        2/15/2008                    26,500     28,224
Federal National Mortgage Assn.*                              6.00%        5/15/2008                    28,075     30,196
Federal National Mortgage Assn.*                              5.25%        1/15/2009                    23,500     24,561
Federal National Mortgage Assn.*                              3.25%        2/15/2009                    17,500     16,830
Federal National Mortgage Assn.*                             6.375%        6/15/2009                    16,000     17,484
Tennessee Valley Auth.*                                      5.375%       11/13/2008                    18,503     19,453
                                                                                                               ----------
                                                                                                                1,113,458
-------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $2,977,024)                                                                                             2,952,021
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (30.8%)
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
Bank of America Mortgage Securities                          4.654%       6/25/2032 (1)                 138          139
California Infrastructure & Economic Development
  Bank Special Purpose Trust SDG&E-1                          6.31%       9/25/2008 (1)                 747          780
Centex Home Equity                                            4.64%       8/25/2026 (1)                 298          299
Countrywide Home Loans                                       4.557%       9/19/2032 (1)                 262          263
Countrywide Home Loans                                       4.145%       5/25/2033 (1)               1,797        1,801
Credit Auto Owner Trust                                       3.62%       1/15/2006 (1)                 474          475
Auto Loan Trust                                               3.04%      10/20/2008 (1)               1,000          997
PECO Energy Transition Trust                                  5.80%        3/1/2007 (1)               1,389        1,415
PP&L Transition Bond Co. LLC                                  6.96%      12/26/2007 (1)               1,000        1,050
Salomon Brothers Mortgage Securities VII                     4.161%       9/25/2033 (1)               7,093        7,019
USAA Auto Owner Trust                                         2.93%       7/16/2007 (1)                 400          400
Washington Mutual Mortgage
  Pass-Through Certificates                                  5.435%       2/25/2032 (1)                 203          204
Washington Mutual Mortgage
  Pass-Through Certificates                                   5.50%       4/26/2032 (1)                 613          616

-------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE         MARKET
                                                                               MATURITY             AMOUNT         VALUE^
                                                             COUPON                DATE              (000)          (000)
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage
Pass-Through Certificates                                     5.55%           4/26/2032 (1)               $264       $266
World Omni Auto Receivables Trust                             3.79%          11/21/2005 (1)                 62         62
                                                                                                               ----------
                                                                                                                   15,786
                                                                                                               ----------
FINANCE (16.3%)
  BANKING (9.3%)
Abbey National PLC                                            6.69%          10/17/2005                  2,000      2,098
ABN AMRO Bank NV                                              7.25%           5/31/2005                  1,200      1,253
ABN AMRO Bank NV                                              7.55%           6/28/2006                  1,010      1,093
ABN AMRO Bank NV                                             7.125%           6/18/2007                  4,000      4,366
African Development Bank                                      3.25%            8/1/2008                  1,500      1,468
Asian Development Bank                                       4.875%            2/5/2007                 11,000     11,428
Associates Corp. of North America                             6.25%           11/1/2008                  3,000      3,236
Bank of America Corp.                                        7.125%           9/15/2006                  5,000      5,401
Bank of America Corp.                                         5.25%            2/1/2007                  2,000      2,085
Bank of America Corp.                                        3.375%           2/17/2009                  4,000      3,842
Bank of New York Co., Inc.                                    3.75%           2/15/2008                  3,250      3,232
Bank One Corp.                                               7.625%            8/1/2005                  7,170      7,550
Bank One Corp.                                                7.60%            5/1/2007                  2,000      2,197
Bank One Corp.                                               4.125%            9/1/2007                  4,500      4,539
Bank One Corp.                                               2.625%           6/30/2008                  1,150      1,082
Bank One Corp.                                                6.00%            8/1/2008                  1,500      1,600
Bank One Corp.                                                6.00%           2/17/2009                  5,000      5,297
Bank One NA (IL)                                              5.50%           3/26/2007                  2,500      2,625
Bank One NA (IL)                                              3.70%           1/15/2008                  1,000        996
BankAmerica Corp.                                            7.125%            5/1/2006                  2,250      2,406
BankAmerica Corp.                                            6.625%            8/1/2007                  4,210      4,547
BankAmerica Corp.                                            5.875%           2/15/2009                  1,500      1,599
BankBoston NA                                                6.375%           3/25/2008                  2,500      2,691
Bayerische Landesbank                                        6.625%           6/25/2007                  2,500      2,709
Bayerische Landesbank                                        2.875%          10/15/2008                  1,800      1,713
BBVA-Bancomer Capital Trust I                                10.50%       2/16/2011 (2)                  3,250      3,648
BCH Cayman Islands Ltd.                                       6.50%           2/15/2006                  2,500      2,639
Citicorp                                                     6.375%          11/15/2008                  2,000      2,178
Citigroup, Inc.                                              4.125%           6/30/2005                  6,350      6,443
Citigroup, Inc.                                               6.75%           12/1/2005                  3,000      3,166
Citigroup, Inc.                                               5.75%           5/10/2006                  3,500      3,667
Citigroup, Inc.                                               5.50%            8/9/2006                  3,500      3,662
Citigroup, Inc.                                               5.00%            3/6/2007                  2,500      2,582
Citigroup, Inc.                                               3.50%            2/1/2008                  6,500      6,410
Citigroup, Inc.                                              3.625%            2/9/2009                  2,500      2,430
Credit Suisse First Boston USA, Inc.                          5.75%           4/15/2007                  5,075      5,343
Credit Suisse First Boston USA, Inc.                         4.625%           1/15/2008                  4,500      4,583
Credit Suisse First Boston USA, Inc.                         3.875%           1/15/2009                  2,500      2,504
Depfa Bank                                                   3.625%          10/29/2008                  2,000      1,959
Deutsche Bank Financial, Inc.                                 6.70%          12/13/2006                    675        724
European Investment Bank                                      3.00%           8/15/2006                  5,000      5,027
European Investment Bank                                     4.875%            9/6/2006                 17,500     18,177
European Investment Bank                                     7.125%           9/18/2006                    800        869
European Investment Bank                                     4.625%            3/1/2007                 14,500     14,995

------------------------------------------------------------------------------------------------------------------------
                                                                                                      FACE        MARKET
                                                                               MATURITY             AMOUNT        VALUE^
SHORT-TERM BOND INDEX FUND                                   COUPON                DATE              (000)         (000)
------------------------------------------------------------------------------------------------------------------------
European Investment Bank                                     2.375%           6/15/2007            $ 5,500        $5,342
European Investment Bank                                      3.00%           6/16/2008              5,525         5,391
European Investment Bank                                     3.375%           3/16/2009              6,925         6,736
Export-Import Bank of Korea                                   7.10%           3/15/2007                500           539
Fifth Third Bank                                             3.375%           8/15/2008              3,100         3,027
First Union Corp.                                            6.625%           7/15/2005              6,000         6,257
Fleet Boston Financial Corp.                                 4.875%           12/1/2006              5,025         5,198
Fleet Boston Financial Corp.                                  3.85%           2/15/2008              3,700         3,703
Fleet Financial Group, Inc.                                  7.125%           4/15/2006              1,300         1,392
Golden West Financial                                        4.125%           8/15/2007              3,250         3,285
HSBC Bank PLC                                                7.625%           6/15/2006              2,000         2,163
HSBC USA, Inc.                                                7.00%           11/1/2006              2,500         2,704
Inter-American Development Bank                              5.375%           1/18/2006              4,000         4,164
Inter-American Development Bank                              6.125%            3/8/2006              3,225         3,404
Inter-American Development Bank                              6.625%            3/7/2007              2,375         2,574
Inter-American Development Bank                              6.375%          10/22/2007              2,425         2,631
Inter-American Development Bank                              3.375%           3/17/2008              5,500         5,428
Inter-American Development Bank                              5.625%           4/16/2009              3,500         3,736
International Bank for
  Reconstruction & Development                                5.00%           3/28/2006              5,000         5,194
International Bank for
  Reconstruction & Development                               6.625%           8/21/2006              3,000         3,225
International Bank for
  Reconstruction & Development                               4.375%           9/28/2006             10,750        11,069
J.P. Morgan Chase & Co.                                      5.625%           8/15/2006              1,900         1,988
J.P. Morgan Chase & Co.                                       5.35%            3/1/2007              1,642         1,712
J.P. Morgan Chase & Co.                                       5.25%           5/30/2007              8,575         8,925
J.P. Morgan Chase & Co.                                       4.00%            2/1/2008              3,500         3,487
J.P. Morgan Chase & Co.                                      3.625%            5/1/2008              2,000         1,966
J.P. Morgan Chase & Co.                                       3.50%           3/15/2009              2,500         2,398
Key Bank NA                                                   4.10%           6/30/2005              1,000         1,013
Key Bank NA                                                   5.00%           7/17/2007              1,000         1,031
KFW International Finance, Inc.                               2.50%          10/17/2005             18,000        18,003
KFW International Finance, Inc.                               4.75%           1/24/2007             11,000        11,417
Korea Development Bank                                        6.75%           12/1/2005              2,035         2,133
Korea Development Bank                                        5.25%          11/16/2006              2,630         2,713
Korea Development Bank                                       3.875%            3/2/2009                525           504
Marshall & Ilsley Bank                                       4.125%            9/4/2007              2,500         2,540
Mellon Bank NA                                                6.50%            8/1/2005              3,000         3,118
Mellon Financial Co.                                          6.70%            3/1/2008              1,000         1,087
National City Bank of Indiana                                4.875%           7/20/2007              2,200         2,274
NationsBank Corp.                                             7.50%           9/15/2006              1,000         1,098
NationsBank Corp.                                            6.375%           2/15/2008              3,300         3,548
Nordic Investment Bank                                       3.125%           4/24/2008              3,350         3,297
Oesterreich Kontrollbank                                      5.50%           1/20/2006              6,370         6,634
Oesterreich Kontrollbank                                     5.125%           3/20/2007              2,500         2,616
PNC Funding Corp.                                             5.75%            8/1/2006              4,800         5,023
Popular North America, Inc.                                  6.125%          10/15/2006              3,000         3,137
Societe Generale-NY                                           7.40%            6/1/2006              2,000         2,157
SunTrust Banks, Inc.                                         7.375%            7/1/2006              3,000         3,249
SunTrust Banks, Inc.                                          7.25%           9/15/2006              1,000         1,095

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                                                                                                      FACE        MARKET
                                                                                 MATURITY           AMOUNT        VALUE^
                                                             COUPON                  DATE            (000)         (000)
------------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp.                                       7.25%            12/15/2005           $1,700        $1,805
The Chase Manhattan Corp.                                     6.00%             11/1/2005            1,610         1,674
The Chase Manhattan Corp.                                    7.125%              2/1/2007            2,150         2,327
The Chase Manhattan Corp.                                    6.375%              4/1/2008            1,950         2,102
Union Planters Bank NA                                       5.125%             6/15/2007            1,430         1,484
US Bancorp                                                    5.10%             7/15/2007            4,000         4,157
US Bancorp                                                    3.95%             8/23/2007            2,000         2,010
US Bancorp                                                   3.125%             3/15/2008            2,000         1,941
US Bank NA                                                    2.85%            11/15/2006            3,000         2,968
Wachovia Corp.                                                7.45%             7/15/2005            1,500         1,574
Wachovia Corp.                                                4.95%             11/1/2006           10,500        10,898
Wachovia Corp.                                                3.50%             8/15/2008            2,000         1,947
Wachovia Corp.                                               3.625%             2/17/2009            1,500         1,456
Washington Mutual Finance Corp.                               6.25%             5/15/2006            8,775         9,288
Washington Mutual, Inc.                                       4.00%             1/15/2009            1,500         1,473
Wells Fargo & Co.                                            6.875%              4/1/2006            1,100         1,171
Wells Fargo & Co.                                             5.90%             5/21/2006            1,900         1,997
Wells Fargo & Co.                                            5.125%             2/15/2007            3,550         3,695
Wells Fargo & Co.                                             5.25%             12/1/2007            5,000         5,197
Wells Fargo & Co.                                             3.50%              4/4/2008            6,500         6,419
Wells Fargo & Co.                                            3.125%              4/1/2009            3,000         2,848

BROKERAGE (2.4%)
Bear Stearns Co., Inc.                                        5.70%             1/15/2007              775           815
Bear Stearns Co., Inc.                                        7.00%              3/1/2007            5,300         5,757
Bear Stearns Co., Inc.                                        7.80%             8/15/2007            1,800         2,013
Bear Stearns Co., Inc.                                        4.00%             1/31/2008            3,000         2,996
Bear Stearns Co., Inc.                                       2.875%              7/2/2008            4,500         4,266
Goldman Sachs Group, Inc.                                    7.625%             8/17/2005            3,900         4,112
Goldman Sachs Group, Inc.                                    4.125%             1/15/2008            3,000         3,008
Goldman Sachs Group, Inc.                                    3.875%             1/15/2009            1,675         1,633
Goldman Sachs Group, Inc.                                     6.65%             5/15/2009            2,500         2,722
Lehman Brothers Holdings, Inc.                               6.625%              2/5/2006            5,260         5,560
Lehman Brothers Holdings, Inc.                                6.25%             5/15/2006            3,000         3,168
Lehman Brothers Holdings, Inc.                               7.375%             1/15/2007            2,500         2,730
Lehman Brothers Holdings, Inc.                                4.00%             1/22/2008            2,500         2,498
Lehman Brothers Holdings, Inc.                                7.00%              2/1/2008            2,500         2,735
Lehman Brothers Holdings, Inc.                                3.50%              8/7/2008            1,000           971
Lehman Brothers Holdings, Inc.                                3.60%             3/13/2009            2,200         2,115
Merrill Lynch & Co., Inc.                                     6.15%             1/26/2006            1,500         1,573
Merrill Lynch & Co., Inc.                                     7.00%             1/15/2007            1,042         1,125
Merrill Lynch & Co., Inc.                                    3.375%             9/14/2007            3,000         2,955
Merrill Lynch & Co., Inc.                                     4.00%            11/15/2007           10,350        10,395
Merrill Lynch & Co., Inc.                                    4.125%             1/15/2009            1,150         1,135
Merrill Lynch & Co., Inc.                                     6.00%             2/17/2009            5,500         5,850
Morgan Stanley Dean Witter                                    6.10%             4/15/2006            1,150         1,213
Morgan Stanley Dean Witter                                   6.875%              3/1/2007            2,250         2,432
Morgan Stanley Dean Witter                                    5.80%              4/1/2007           12,325        13,005
Morgan Stanley Dean Witter                                   3.625%              4/1/2008            2,200         2,159
Morgan Stanley Dean Witter                                   3.875%             1/15/2009            5,525         5,383
Salomon Smith Barney Holdings Inc.                           5.875%             3/15/2006            6,000         6,284

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                                                                                                      FACE        MARKET
                                                                                 MATURITY           AMOUNT        VALUE^
SHORT-TERM BOND INDEX FUND                                   COUPON                  DATE            (000)         (000)
------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Holdings Inc.                            6.50%             2/15/2008          $ 3,300       $ 3,568
Spear, Leeds & Kellogg, LP                                    8.25%         8/15/2005 (2)            2,500         2,653
Waddell & Reed Financial, Inc.                                7.50%             1/18/2006            2,750         2,925

FINANCE COMPANIES (3.6%)
American Express                                              5.50%             9/12/2006            1,500         1,572
American Express                                              3.75%            11/20/2007            2,250         2,242
American Express                                              4.75%             6/17/2009            1,525         1,544
American Express Credit Corp.                                 3.00%             5/16/2008            3,000         2,891
American General Finance Corp.                               5.875%             7/14/2006            1,000         1,051
American General Finance Corp.                                3.00%            11/15/2006            2,900         2,869
American General Finance Corp.                                5.75%             3/15/2007            4,200         4,434
Capital One Bank                                             6.875%              2/1/2006            3,000         3,163
Capital One Bank                                             4.875%             5/15/2008            1,750         1,773
Capital One Bank                                              4.25%             12/1/2008            2,500         2,451
CIT Group, Inc.                                               6.50%              2/7/2006            5,300         5,582
CIT Group, Inc.                                              4.125%             2/21/2006            1,500         1,526
CIT Group, Inc.                                              2.875%             9/29/2006            3,000         2,955
CIT Group, Inc.                                              7.375%              4/2/2007            1,000         1,096
CIT Group, Inc.                                               5.75%             9/25/2007            5,000         5,271
CIT Group, Inc.                                               4.00%              5/8/2008            1,000           993
Countrywide Home Loan                                         5.50%              2/1/2007            2,000         2,089
Countrywide Home Loan                                        2.875%             2/15/2007            2,000         1,959
Countrywide Home Loan                                        5.625%             5/15/2007            6,000         6,292
Countrywide Home Loan                                         3.25%             5/21/2008            2,500         2,406
Countrywide Home Loan                                         6.25%             4/15/2009            3,500         3,750
General Electric Capital Corp.                                6.80%             11/1/2005            9,970        10,508
General Electric Capital Corp.                                2.75%             9/25/2006            2,000         1,983
General Electric Capital Corp.                                2.80%             1/15/2007            2,750         2,717
General Electric Capital Corp.                                5.00%             2/15/2007            3,500         3,635
General Electric Capital Corp.                               5.375%             3/15/2007            5,900         6,188
General Electric Capital Corp.                                8.75%             5/21/2007            2,500         2,843
General Electric Capital Corp.                                5.00%             6/15/2007            5,000         5,188
General Electric Capital Corp.                                4.25%             1/15/2008            4,000         4,056
General Electric Capital Corp.                                3.50%              5/1/2008            2,500         2,462
General Electric Capital Corp.                                3.25%             6/15/2009            1,000           952
General Electric Capital Corp.                               4.625%             9/15/2009            2,500         2,525
Heller Financial, Inc.                                        8.00%             6/15/2005            3,605         3,781
Household Finance Corp.                                       6.50%             1/24/2006            6,000         6,327
Household Finance Corp.                                       7.20%             7/15/2006            1,250         1,348
Household Finance Corp.                                       5.75%             1/30/2007           11,025        11,618
Household Finance Corp.                                      7.875%              3/1/2007            2,000         2,212
Household Finance Corp.                                      4.625%             1/15/2008            1,500         1,526
Household Finance Corp.                                       6.40%             6/17/2008            3,600         3,876
Household Finance Corp.                                      4.125%            12/15/2008            3,400         3,352
International Lease Finance Corp.                             4.00%             1/17/2006            5,000         5,077
International Lease Finance Corp.                            3.125%              5/3/2007            1,050         1,030
International Lease Finance Corp.                            5.625%              6/1/2007            2,625         2,750
International Lease Finance Corp.                             4.50%              5/1/2008            3,000         3,028
International Lease Finance Corp.                            6.375%             3/15/2009            2,500         2,680
MBNA America Bank NA                                          7.75%         9/15/2005 (2)            2,250         2,373

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                                                                                                     FACE         MARKET
                                                                             MATURITY              AMOUNT         VALUE^
                                                             COUPON              DATE               (000)          (000)
------------------------------------------------------------------------------------------------------------------------
MBNA America Bank NA                                         5.375%         1/15/2008              $2,500         $2,593
SLM Corp.                                                    3.625%         3/17/2008               3,000          2,954
SLM Corp.                                                     4.00%         1/15/2009               1,500          1,473
USA Education, Inc.                                          5.625%         4/10/2007               5,775          6,072

INSURANCE (0.6%)
ACE Ltd.                                                      6.00%          4/1/2007               2,900          3,064
Allstate Corp.                                               5.375%         12/1/2006               4,500          4,704
American International Group, Inc.                            2.85%         12/1/2005               3,000          3,005
American International Group, Inc.                           2.875%     5/15/2008 (3)               1,000            966
Equitable Cos., Inc.                                          6.50%          4/1/2008               2,000          2,168
Genworth Financial, Inc.                                      4.75%         6/15/2009               1,625          1,636
Hartford Financial Services Group, Inc.                       4.70%          9/1/2007               1,800          1,845
Marsh & McLennan Cos., Inc.                                  3.625%         2/15/2008               3,000          2,948
MetLife, Inc.                                                 5.25%         12/1/2006               2,000          2,082
Monumental Global Funding II                                  6.05%     1/19/2006 (2)               2,000          2,096
Nationwide Life Global Funding                                5.35%     2/15/2007 (2)               1,000          1,045
Principal Life Inc. Funding                                   3.20%          4/1/2009               1,500          1,430
Protective Life Secured Trust                                 3.70%        11/24/2008               1,275          1,247
Prudential Financial, Inc.                                    3.75%          5/1/2008               1,000            990
Travelers Property Casualty Corp.                             3.75%         3/15/2008               2,525          2,491

REAL ESTATE INVESTMENT TRUSTS (0.3%)
Archstone-Smith Trust                                         3.00%         6/15/2008               2,000          1,907
EOP Operating LP                                             8.375%         3/15/2006               2,300          2,490
EOP Operating LP                                              7.75%        11/15/2007               2,300          2,557
ERP Operating LP                                              6.63%         4/13/2005               1,000          1,029
Rouse Co.                                                    3.625%         3/15/2009               1,000            949
Simon Property Group Inc.                                    6.375%        11/15/2007               3,000          3,198
Simon Property Group Inc.                                     3.75%         1/30/2009               2,300          2,201
Vornado Realty                                               5.625%         6/15/2007               1,500          1,562

OTHER (0.1%)
Berkshire Hathaway, Inc.                                     3.375%        10/15/2008               3,000          2,904
                                                                                                               ---------
                                                                                                                 753,061
                                                                                                               ---------

INDUSTRIAL (12.3%)
  BASIC INDUSTRY (0.6%)
Chevron Philips Chemical Co.                                 5.375%         6/15/2007               2,500          2,602
Dow Chemical Co.                                              5.00%        11/15/2007               1,500          1,545
E.I. du Pont de Nemours & Co.                                 6.75%          9/1/2007               1,575          1,720
Eastman Chemical Co.                                          3.25%         6/15/2008               1,750          1,677
ICI WIlmington                                               4.375%         12/1/2008               2,200          2,163
International Paper Co.                                       3.80%          4/1/2008               2,000          1,963
International Paper Co.                                       4.25%         1/15/2009               1,000            984
Monsanto Co.                                                  4.00%         5/15/2008               2,000          1,980
Praxair, Inc.                                                 2.75%         6/15/2008               3,000          2,860
Rio Tinto Finance USA Ltd.                                   2.625%         9/30/2008               2,000          1,875
Thiokol Corp.                                                6.625%          3/1/2008               4,150          4,505
Vale Overseas Ltd.                                           8.625%          3/8/2007               1,350          1,445
Weyerhaeuser Co.                                              5.50%         3/15/2005               1,848          1,881

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
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                                                                                                     FACE         MARKET
                                                                             MATURITY              AMOUNT         VALUE^
SHORT-TERM BOND INDEX FUND                                   COUPON              DATE               (000)          (000)
------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS (1.4%)
Boeing Capital Corp.                                          5.75%         2/15/2007              $6,500        $ 6,852
Bombardier Capital Corp.                                     6.125%     6/29/2006 (2)                 370            370
Caterpillar Financial Services Corp.                          5.95%          5/1/2006               5,000          5,258
Caterpillar Financial Services Corp.                          2.70%         7/15/2008               1,500          1,430
General Dynamics Corp.                                       2.125%         5/15/2006               1,025          1,008
General Dynamics Corp.                                        3.00%         5/15/2008               1,025            989
Goodrich Corp.                                                6.45%        12/15/2007               3,000          3,210
Honeywell International, Inc.                                5.125%         11/1/2006               3,000          3,120
John Deere Capital Corp.                                     4.125%         7/15/2005               4,000          4,065
John Deere Capital Corp.                                      4.50%         8/22/2007               2,000          2,040
John Deere Capital Corp.                                      3.90%         1/15/2008               1,000          1,000
Lockheed Martin Corp.                                         7.70%         6/15/2008               3,800          4,282
Masco Corp.                                                   6.75%         3/15/2006               3,000          3,178
McDonnell Douglas Corp.                                      6.875%         11/1/2006               1,500          1,608
Northrop Grumman Corp.                                        7.00%          3/1/2006               2,157          2,292
Raytheon Co.                                                  6.75%         8/15/2007               4,000          4,330
Raytheon Co.                                                  4.50%        11/15/2007               2,000          2,031
Republic Services, Inc.                                      7.125%         5/15/2009               1,500          1,666
Textron Financial Corp.                                      5.875%          6/1/2007               3,300          3,495
Tyco International Group SA                                  6.375%         2/15/2006               2,000          2,098
Tyco International Group SA                                   5.80%          8/1/2006               2,150          2,247
United Technologies Corp.                                    4.875%         11/1/2006               3,000          3,107
USA Waste Services, Inc.                                     7.125%         10/1/2007               2,000          2,191
Waste Management, Inc.                                        6.50%        11/15/2008               1,025          1,111
Waste Management, Inc.                                       6.875%         5/15/2009               1,000          1,091

COMMUNICATION (2.2%)
America Movil SA de C.V.                                     4.125%      3/1/2009 (2)               1,550          1,455
Ameritech Capital Funding                                     6.15%         1/15/2008               3,000          3,189
AT&T Corp.                                                    6.00%         3/15/2009               3,500          3,354
AT&T Wireless Services, Inc.                                  7.35%          3/1/2006                 750            801
AT&T Wireless Services, Inc.                                  7.50%          5/1/2007               4,200          4,603
BellSouth Corp.                                               5.00%        10/15/2006               3,150          3,262
British Sky Broadcasting Corp.                                7.30%        10/15/2006               1,815          1,969
British Telecommunications PLC                               7.875%        12/15/2005               6,250          6,679
Citizens Communications                                       8.50%         5/15/2006               1,000          1,063
Clear Channel Communications, Inc.                            6.00%         11/1/2006               2,000          2,099
Clear Channel Communications, Inc.                            4.25%         5/15/2009               2,000          1,956
Comcast Cable Communications, Inc.                           6.375%         1/30/2006               7,050          7,397
Comcast Cable Communications, Inc.                           8.375%          5/1/2007                 150            168
Comcast Cable Communications, Inc.                           6.875%         6/15/2009               1,500          1,632
Cox Communications, Inc.                                     3.875%         10/1/2008               1,000            975
Deutsche Telekom International Finance                       3.875%         7/22/2008               2,075          2,043
France Telecom                                                8.20%          3/1/2006               4,600          4,931
Gannett Co., Inc.                                             5.50%          4/1/2007               1,500          1,575
Gannett Co., Inc.                                            6.375%          4/1/2012                 200            217
GTE South, Inc.                                              6.125%         6/15/2007                 300            318
Lenfest Communications, Inc.                                 8.375%         11/1/2005               1,550          1,655
News America, Inc.                                           6.625%          1/9/2008               1,500          1,625
R.R. Donnelley & Sons Co.                                     3.75%      4/1/2009 (2)               1,350          1,303

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
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                                                                                                    Face            Market
                                                                            Maturity              Amount            Value^
                                                             Coupon             Date               (000)             (000)
--------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                      5.75%         5/2/2006             $ 3,000            $3,140
Sprint Capital Corp.                                          6.00%        1/15/2007               2,350             2,463
Sprint Capital Corp.                                         6.125%       11/15/2008               3,500             3,686
Sprint Capital Corp.                                         6.375%         5/1/2009               3,000             3,180
Telecom Italia Capital                                        4.00%   11/15/2008 (2)               3,000             2,946
Telecomunicaciones de Puerto Rico                             6.65%        5/15/2006               2,400             2,529
Telefonica Europe BV                                          7.35%        9/15/2005               1,000             1,053
Telefonos de Mexico SA                                        8.25%        1/26/2006               2,750             2,943
Telefonos de Mexico SA                                        4.50%       11/19/2008               1,600             1,543
Telus Corp.                                                   7.50%         6/1/2007               3,000             3,267
Thomson Corp.                                                 5.75%         2/1/2008                 250               261
Time Warner Entertainment                                     7.25%         9/1/2008               1,000             1,101
Univision Communications, Inc.                               2.875%       10/15/2006               1,000               988
Univision Communications, Inc.                                3.50%       10/15/2007               1,000               986
Verizon Global Funding Corp.                                  6.75%        12/1/2005               7,500             7,908
Verizon Global Funding Corp.                                 6.125%        6/15/2007               3,000             3,199
Verizon Global Funding Corp.                                  4.00%        1/15/2008               1,400             1,401
Verizon Wireless Capital                                     5.375%       12/15/2006               4,950             5,169
Vodafone Group PLC                                            3.95%        1/30/2008               1,000             1,000

CONSUMER CYCLICAL (3.6%)
AOL Time Warner, Inc.                                        6.125%        4/15/2006               1,000             1,049
AOL Time Warner, Inc.                                         6.15%         5/1/2007               4,325             4,586
CBS Corp.                                                     7.15%        5/20/2005               2,700             2,808
Cendant Corp.                                                6.875%        8/15/2006               2,350             2,515
Cendant Corp.                                                 6.25%        1/15/2008               2,225             2,355
Centex Corp.                                                  4.75%        1/15/2008               1,000             1,009
Costco Wholesale Corp.                                        5.50%        3/15/2007               1,250             1,315
DaimlerChrysler North America
  Holding Corp.                                               7.25%        1/18/2006               1,800             1,911
DaimlerChrysler North America
  Holding Corp.                                               6.40%        5/15/2006               5,575             5,865
DaimlerChrysler North America
  Holding Corp.                                               4.75%        1/15/2008               5,700             5,754
DaimlerChrysler North America
  Holding Corp.                                               4.05%         6/4/2008               5,000             4,905
Delphi Corp.                                                  6.55%        6/15/2006               1,000             1,053
Ford Motor Co.                                                7.25%        10/1/2008               1,000             1,059
Ford Motor Credit Co.                                        6.875%         2/1/2006              12,900            13,541
Ford Motor Credit Co.                                         6.50%        1/25/2007              20,500            21,559
Ford Motor Credit Co.                                        5.625%        10/1/2008               2,750             2,781
Ford Motor Credit Co.                                         5.80%        1/12/2009               4,000             4,030
Ford Motor Credit Co.                                        7.375%       10/28/2009               2,000             2,131
General Motors Acceptance Corp.                               7.50%        7/15/2005               1,000             1,046
General Motors Acceptance Corp.                               6.75%        1/15/2006              12,850            13,456
General Motors Acceptance Corp.                               4.50%        7/15/2006               4,500             4,555
General Motors Acceptance Corp.                              6.125%        9/15/2006               6,500             6,776
General Motors Acceptance Corp.                              6.125%         2/1/2007               4,000             4,175
General Motors Acceptance Corp.                               6.15%         4/5/2007               1,500             1,567
General Motors Acceptance Corp.                              6.125%        8/28/2007               5,250             5,479
General Motors Acceptance Corp.                              5.125%         5/9/2008               1,000             1,000

--------------------------------------------------------------------------------------------------------------------------
                                                                                                     FACE           MARKET
                                                                            MATURITY               AMOUNT           VALUE^
SHORT-TERM BOND INDEX FUND                                   COUPON             DATE                (000)            (000)
--------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.                              5.625%        5/15/2009               $1,675           $1,673
General Motors Corp.                                          7.10%        3/15/2006                1,000            1,050
General Motors Corp.                                         6.375%         5/1/2008                1,000            1,038
Harrah's Operating Co., Inc.                                 7.125%         6/1/2007                  400              429
Harrah's Operating Co., Inc.                                  7.50%        1/15/2009                2,000            2,187
Liberty Media Corp.                                           3.50%        9/25/2006                4,000            3,992
Lowe's Cos., Inc.                                             7.50%       12/15/2005                1,825            1,945
Target Corp.                                                 3.375%         3/1/2008                6,000            5,902
Target Corp.                                                  5.40%        10/1/2008                1,500            1,571
The Walt Disney Co.                                           6.75%        3/30/2006                3,000            3,170
The Walt Disney Co.                                          5.375%         6/1/2007                4,200            4,366
Time Warner, Inc.                                             8.18%        8/15/2007                2,000            2,234
Toyota Motor Credit Corp.                                    2.875%         8/1/2008                2,500            2,402
Viacom International Inc.                                     6.40%        1/30/2006                2,800            2,945
Wal-Mart Stores, Inc.                                         5.45%         8/1/2006                4,400            4,603
Wal-Mart Stores, Inc.                                        4.375%        7/12/2007                3,400            3,474
Wal-Mart Stores, Inc. Canada                                  5.58%     5/1/2006 (2)                3,400            3,554

CONSUMER NONCYCLICAL (2.2%)
Abbott Laboratories                                          5.625%         7/1/2006                4,200            4,402
Abbott Laboratories                                           3.50%        2/17/2009                2,000            1,937
Altria Group, Inc.                                           5.625%        11/4/2008                1,000            1,001
Baxter International, Inc.                                    5.25%         5/1/2007                1,000            1,037
Bristol-Myers Squibb Co.                                      4.75%        10/1/2006                5,750            5,926
Bristol-Myers Squibb Co.                                      4.00%    8/15/2008 (2)                1,000              993
Bunge Ltd. Finance Corp.                                     4.375%       12/15/2008                  850              840
CIGNA Corp.                                                   7.40%        5/15/2007                1,000            1,088
Coca Cola Enterprises Inc.                                    5.75%        11/1/2008                1,350            1,436
Coca-Cola Enterprises Inc.                                    5.25%        5/15/2007                1,982            2,072
Conagra, Inc.                                                 7.50%        9/15/2005                3,820            4,035
Diageo Capital PLC                                            3.50%       11/19/2007                1,900            1,878
Diageo Capital PLC                                           3.375%        3/20/2008                5,400            5,283
Fred Meyer, Inc.                                             7.375%         3/1/2005                1,350            1,396
Fred Meyer, Inc.                                              7.45%         3/1/2008                2,000            2,219
General Mills, Inc.                                          2.625%       10/24/2006                2,500            2,449
General Mills, Inc.                                          5.125%        2/15/2007                2,000            2,072
Gillette Co.                                                 4.125%        8/30/2007                1,500            1,523
GlaxoSmithKline Capital Inc.                                 2.375%        4/16/2007                3,950            3,865
Hospira, Inc.                                                 4.95%    6/15/2009 (2)                1,325            1,333
Imperial Tobacco                                             7.125%         4/1/2009                2,775            3,039
International Flavors & Fragrances                            6.45%        5/15/2006                  525              554
Kellogg Co.                                                   6.00%         4/1/2006                2,750            2,884
Kellogg Co.                                                  2.875%         6/1/2008                1,500            1,431
Kraft Foods, Inc.                                            4.625%        11/1/2006                5,000            5,119
Kraft Foods, Inc.                                             5.25%         6/1/2007                1,000            1,038
Kraft Foods, Inc.                                             4.00%        10/1/2008                1,000              985
Pepsico, Inc.                                                 3.20%        5/15/2007                1,500            1,490
Pharmacia Corp.                                               5.75%        12/1/2005                6,000            6,258
Philip Morris Cos., Inc.                                      7.00%        7/15/2005                4,775            4,934
Philip Morris Cos., Inc.                                      7.65%         7/1/2008                  175              188
Procter & Gamble Co.                                          4.75%        6/15/2007                7,000            7,237

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE              MARKET
                                                                            MATURITY              AMOUNT              VALUE^
                                                             COUPON             DATE               (000)               (000)
----------------------------------------------------------------------------------------------------------------------------
Quest Diagnostic, Inc.                                        6.75%        7/12/2006              $2,675              $2,853
Safeway, Inc.                                                 6.15%         3/1/2006               1,000               1,046
Safeway, Inc.                                                 6.50%       11/15/2008               3,800               4,068
Tyson Foods, Inc.                                             7.25%        10/1/2006               2,000               2,142
Unilever Capital Corp.                                       6.875%        11/1/2005               2,500               2,635
UnitedHealth Group, Inc.                                      5.20%        1/17/2007               3,075               3,202
Wyeth                                                        4.375%         3/1/2008               1,500               1,502

ENERGY (1.1%)
Anadarko Petroleum Corp.                                      3.25%         5/1/2008               3,000               2,916
BP Canada Finance                                            3.375%       10/31/2007               2,000               1,980
BP Capital Markets PLC                                        2.35%        6/15/2006               1,500               1,484
BP Capital Markets PLC                                        2.75%       12/29/2006                 700                 693
BP Capital Markets PLC                                       2.625%        3/15/2007               3,300               3,238
Burlington Resources, Inc.                                    5.60%        12/1/2006               1,300               1,362
ChevronTexaco Capital Co.                                     3.50%        9/17/2007               8,000               7,982
Conoco Funding Co.                                            5.45%       10/15/2006               3,250               3,401
Conoco, Inc.                                                  6.35%        4/15/2009               3,700               4,026
Devon Energy Corp.                                            2.75%         8/1/2006               1,500               1,479
Marathon Oil Corp.                                           5.375%         6/1/2007               1,750               1,826
Norsk Hydro                                                   6.36%        1/15/2009               1,500               1,628
Occidental Petroleum                                         5.875%        1/15/2007               5,000               5,282
Ocean Energy, Inc.                                           4.375%        10/1/2007               1,000               1,011
Pemex Project Funding Master Trust                            8.50%        2/15/2008               4,950               5,470
Pemex Project Funding Master Trust                           7.875%         2/1/2009               3,750               4,069
Pioneer Natural Resources Co.                                 6.50%        1/15/2008               1,000               1,071
Valero Energy Corp.                                          6.125%        4/15/2007               1,500               1,588

TECHNOLOGY (0.6%)
Computer Sciences Corp.                                       3.50%        4/15/2008               3,500               3,423
Eastman Kodak Co.                                            3.625%        5/15/2008               2,500               2,380
First Data Corp.                                              4.70%        11/1/2006               3,250               3,352
First Data Corp.                                             3.375%         8/1/2008               1,000                 975
Hewlett-Packard Co.                                           5.75%       12/15/2006               2,500               2,635
International Business Machines Corp.                        4.875%        10/1/2006               5,000               5,180
International Business Machines Corp.                        5.375%         2/1/2009               1,500               1,570
Motorola, Inc.                                                6.75%         2/1/2006               4,100               4,313
SunGard Data Systems, Inc.                                    3.75%        1/15/2009                 850                 823
Texas Instruments, Inc.                                      6.125%         2/1/2006               3,100               3,251

TRANSPORTATION (0.6%)
Burlington Northern Santa Fe Corp.                           7.875%        4/15/2007               2,200               2,439
CSX Corp.                                                     7.45%         5/1/2007               2,000               2,191
CSX Corp.                                                     6.25%       10/15/2008               1,500               1,600
ERAC USA Finance Co.                                          7.35%    6/15/2008 (2)               1,600               1,778
FedEx Corp.                                                   2.65%     4/1/2007 (2)                 800                 778
FedEx Corp.                                                   3.50%     4/1/2009 (2)                 575                 551
Hertz Corp.                                                   8.25%         6/1/2005               2,000               2,085
Hertz Corp.                                                   4.70%        10/2/2006               2,500               2,504
MISC Capital Ltd.                                             5.00%     7/1/2009 (2)               1,875               1,872
Mass Transit Railway Corp.                                    7.50%         2/4/2009               1,500               1,682

----------------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE               MARKET
                                                                            MATURITY              AMOUNT               VALUE^
SHORT-TERM BOND INDEX FUND                                   COUPON             DATE               (000)                (000)
-----------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                       8.375%        5/15/2005                $650                 $680
Norfolk Southern Corp.                                        7.35%        5/15/2007               1,750                1,915
Norfolk Southern Corp.                                        6.20%        4/15/2009               2,250                2,409
Union Pacific Corp.                                           6.40%         2/1/2006               3,965                4,154
Union Pacific Corp.                                          3.875%        2/15/2009               1,000                  973
                                                                                                                     --------
                                                                                                                      564,525
                                                                                                                     --------
UTILITIES (1.9%)
  ELECTRIC (1.5%)
Alabama Power Co.                                            7.125%        10/1/2007               5,000                5,497
American Electric Power                                      6.125%        5/15/2006               2,450                2,573
CalEnergy Co., Inc.                                           7.63%       10/15/2007               2,175                2,394
Commonwealth Edison Co.                                       3.70%         2/1/2008               3,000                2,972
Consolidated Edison, Inc.                                    6.625%       12/15/2005               2,500                2,635
Constellation Energy Group, Inc.                              6.35%         4/1/2007               3,300                3,515
Consumers Energy Co.                                          4.25%        4/15/2008               2,000                1,972
Consumers Energy Co.                                          4.80%        2/17/2009               1,000                1,006
DTE Energy Co.                                                6.45%         6/1/2006               3,250                3,426
Duke Energy Corp.                                             3.75%         3/5/2008               3,000                2,961
Entergy Gulf States                                           3.60%         6/1/2005               1,250                1,212
Florida Power & Light                                        6.875%        12/1/2005               2,150                2,273
FPL Group Capital, Inc.                                       3.25%        4/11/2006               1,500                1,506
FPL Group Capital, Inc.                                      7.625%        9/15/2006               1,570                1,712
National Rural Utilities Cooperative
  Finance Corp.                                               6.50%         3/1/2007               7,100                7,628
National Rural Utilities Cooperative
  Finance Corp.                                               6.00%        5/15/2006               1,000                1,052
Niagara Mohawk Power Corp.                                    7.75%        10/1/2008               1,000                1,122
NiSource Finance Corp.                                        3.20%        11/1/2006               3,000                2,982
Pacific Gas & Electric Co.                                    3.60%         3/1/2009               1,750                1,688
Pepco Holdings, Inc.                                          5.50%        8/15/2007               3,275                3,411
Progress Energy, Inc.                                         6.75%         3/1/2006               1,500                1,584
Progress Energy, Inc.                                         6.05%        4/15/2007               2,500                2,632
PSEG Power Corp.                                             6.875%        4/15/2006               1,375                1,459
Public Service Co. of Colorado                               4.375%        10/1/2008               1,600                1,612
Public Service Co. of New Mexico                              4.40%        9/15/2008               1,250                1,242
Southern California Edison Co.                                8.00%        2/15/2007               3,000                3,318
TXU Energy Co.                                               6.125%        3/15/2008               1,000                1,064
Virginia Electric & Power Co.                                 5.75%        3/31/2006               1,000                1,044
Virginia Electric & Power Co.                                5.375%         2/1/2007               2,850                2,971

NATURAL GAS (0.4%)
Consolidated Natural Gas                                     5.375%        11/1/2006               3,600                3,747
Duke Energy Field Services                                    7.50%        8/16/2005               3,500                3,675
Enron Corp.                                                  7.625%     9/10/2004 **               1,000                  260
HNG Internorth                                               9.625%     3/15/2006 **               1,500                  390
Keyspan Corp.                                                 7.25%       11/15/2005               4,445                4,700
Sempra Energy                                                 6.95%        12/1/2005               2,000                2,109
Yosemite Security Trust                                       8.25% 11/15/2004 (2)**               3,225                1,137
                                                                                                                     --------
                                                                                                                       86,481
                                                                                                                     --------
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $1,418,281)                                                                                                 1,419,853
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE               MARKET
                                                                          MATURITY                AMOUNT               VALUE^
                                                             COUPON           DATE                 (000)                (000)
-----------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated) (3.9%)
-----------------------------------------------------------------------------------------------------------------------------
Canadian Government                                          6.375%       7/21/2005               $5,000              $ 5,208
Canadian Government                                           6.75%       8/28/2006                  700                  755
Canadian Government                                           5.25%       11/5/2008                3,000                3,183
Eksportfinans                                                4.375%       7/15/2009                3,000                3,010
European Bank for
  Reconstruction & Development                               5.375%       6/15/2006                2,000                2,092
Export Development Canada                                     4.00%        8/1/2007                1,750                1,771
Hellenic Republic                                             6.95%        3/4/2008                3,075                3,399
Instituto de Credito Oficial                                  6.00%       5/19/2008                3,500                3,763
International Finance Corp.                                   5.25%        5/2/2006                5,000                5,228
International Finance Corp.                                   3.00%       4/15/2008                1,650                1,616
Kredit Fuer Wiederaufbau                                     2.375%       9/25/2006                2,900                2,860
Kredit Fuer Wiederaufbau                                     3.375%       1/23/2008                2,000                1,984
Kredit Fuer Wiederaufbau                                      3.25%       3/30/2009                1,500                1,450
Landwirtschaft Rentenbank                                    3.375%      11/15/2007                6,200                6,155
Landwirtschaft Rentenbank                                     3.25%       6/16/2008                1,700                1,667
Landwirtschaft Rentenbank                                    3.875%        9/4/2008                3,500                3,501
Ontario Hydro Electric                                        6.10%       1/30/2008                2,000                2,150
People's Republic of China                                    7.30%      12/15/2008                2,000                2,241
Petroleos Mexicanos                                           6.50%        2/1/2005                1,500                1,538
Province of British Columbia                                 4.625%       10/3/2006                1,085                1,119
Province of British Columbia                                 5.375%      10/29/2008                2,000                2,116
Province of Manitoba                                          4.25%      11/20/2006                2,500                2,558
Province of New Brunswick                                     3.50%      10/23/2007                3,500                3,490
Province of Ontario                                           6.00%       2/21/2006                5,000                5,247
Province of Ontario                                           3.50%       9/17/2007                7,500                7,462
Province of Ontario                                           5.50%       10/1/2008                6,000                6,345
Province of Quebec                                            7.00%       1/30/2007                3,978                4,331
Province of Quebec                                            5.75%       2/15/2009                6,200                6,623
Republic of Chile                                            5.625%       7/23/2007                3,000                3,139
Republic of Finland                                          5.875%       2/27/2006                1,750                1,841
Republic of Finland                                           4.75%        3/6/2007                2,675                2,774
Republic of Italy                                             2.50%       3/31/2006                4,000                3,977
Republic of Italy                                            4.375%      10/25/2006               10,000               10,268
Republic of Italy                                             2.75%      12/15/2006                8,350                8,260
Republic of Italy                                            3.625%       9/14/2007               17,900               17,897
Republic of Italy                                             3.25%       5/15/2009                5,500                5,270
Republic of Korea                                            8.875%       4/15/2008                6,500                7,554
Republic of South Africa                                     8.375%      10/17/2006                2,650                2,897
Republic of South Africa                                     9.125%       5/19/2009                3,000                3,481
Swedish Export Credit                                        2.875%       1/26/2007                2,050                2,029
United Mexican States                                        9.875%       1/15/2007                8,850               10,089
United Mexican States                                        8.625%       3/12/2008                1,500                1,691
United Mexican States                                        4.625%       10/8/2008                1,100                1,080
United Mexican States                                       10.375%       2/17/2009                1,000                1,204
United Mexican States                                        9.875%        2/1/2010                3,500                4,197
-----------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $181,733)                                                                                                     180,510
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    FACE               MARKET
                                                                            MATURITY              AMOUNT               VALUE^
SHORT-TERM BOND INDEX FUND                                   COUPON             DATE               (000)                (000)
-----------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (9.8%)
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
in a Pooled Cash Account--Note E                      1.463%-1.465%         7/1/2004            $400,519             $400,519
Collateralized by U.S.
Government Obligations
in a Pooled Cash Account                                     1.468%         7/1/2004              50,181               50,181
-----------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(COST $450,700)                                                                                                       450,700
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (108.6%)
(COST $5,027,738)                                                                                                   5,003,084

-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES(-8.6%)

-----------------------------------------------------------------------------------------------------------------------------
Receivables for Investment                                                                                            154,200
Securities Sold
Other Assets--Note B                                                                                                   77,304
Payables for Investment                                                                                             (209,146)
Securities Purchased
Security Lending Collateral Payable to Brokers--Note E                                                              (400,519)
Other Liabilities                                                                                                    (18,150)
                                                                                                                 ------------
                                                                                                                    (396,311)
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                  $4,606,773
=============================================================================================================================

^See Note A in Notes to Financial Statements.
*The  issuer  operates  under  a  congressional   charter;  its  securities  are
neitherissued nor guaranteed by the U.S. government. If needed, access to additionalfunding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
**Non-income-producing security--security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from
registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securities was $29,885,000, representing 0.6% of net assets.
3)Adjustable-rate note.

-----------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Amount
                                                                                                                        (000)
-----------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                                    $4,634,004
Undistributed Net Investment                                                                                               --
Income
Accumulated Net Realized Losses                                                                                       (2,577)
Unrealized Depreciation                                                                                              (24,654)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                         $4,606,773
=============================================================================================================================
Investor Shares--Net Assets
Applicable to 326,369,561 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                                $3,300,698
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                                                             $10.11
=============================================================================================================================
Admiral Shares--Net Assets
Applicable to 129,143,314 outstanding $.001
par value shares of beneficial interest (unlimited authorization)                                                  $1,306,075
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                                                              $10.11
=============================================================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                          FACE         MARKET
                                                                                        MATURITY        AMOUNT         VALUE^
INTERMEDIATE-TERM BOND INDEX FUND                       COUPON                              DATE         (000)          (000)
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (44.6%)
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (26.5%)
U.S. Treasury Bond                                     10.375%                        11/15/2007       $12,075      $ 14,756
U.S. Treasury Bond                                      14.00%                        11/15/2011        13,150        16,499
U.S. Treasury Bond                                      12.00%                         8/15/2013        13,725        18,117
U.S. Treasury Bond                                      13.25%                         5/15/2014        24,025        34,003
U.S. Treasury Bond                                      12.50%                         8/15/2014        10,200        14,240
U.S. Treasury Bond                                      11.25%                         2/15/2015        54,450        83,998
U.S. Treasury Bond                                     10.625%                         8/15/2015        47,875        71,895
U.S. Treasury Bond                                      9.875%                        11/15/2015        55,950        80,559
U.S. Treasury Bond                                       9.25%                         2/15/2016        45,650        63,375
U.S. Treasury Note                                       6.75%                         5/15/2005        10,900        11,339
U.S. Treasury Note                                       7.00%                         7/15/2006         7,250         7,857
U.S. Treasury Note                                       6.00%                         8/15/2009        13,900        15,283
U.S. Treasury Note                                       6.50%                         2/15/2010       113,575       128,056
U.S. Treasury Note                                       5.75%                         8/15/2010        29,850        32,551
U.S. Treasury Note                                       5.00%                         2/15/2011         2,600         2,723
U.S. Treasury Note                                       5.00%                         8/15/2011         6,265         6,542
U.S. Treasury Note                                      4.875%                         2/15/2012       159,115       164,361
U.S. Treasury Note                                      4.375%                         8/15/2012       235,525       234,531
U.S. Treasury Note                                       4.00%                        11/15/2012        23,800        23,049
                                                                                                                  -----------
                                                                                                                    1,023,734
                                                                                                                  -----------
AGENCY BONDS AND NOTES (18.1%)
Federal Home Loan Bank*                                 7.625%                         5/14/2010        15,250        17,660
Federal Home Loan Bank*                                  5.75%                         5/15/2012        21,000        22,116
Federal Home Loan Bank*                                  4.50%                        11/15/2012        24,750        23,868
Federal Home Loan Bank*                                 3.875%                         6/14/2013         6,500         5,939
Federal Home Loan Bank*                                  4.50%                         9/16/2013        11,500        10,984
Federal Home Loan Mortgage Corp.*                        4.00%                         6/12/2006         8,375         7,622
Federal Home Loan Mortgage Corp.*                       6.625%                         9/15/2009        30,500        33,702
Federal Home Loan Mortgage Corp.*                        7.00%                         3/15/2010        35,000        39,361
Federal Home Loan Mortgage Corp.*                       6.875%                         9/15/2010        31,500        35,386
Federal Home Loan Mortgage Corp.*                       5.625%                         3/15/2011        17,500        18,423
Federal Home Loan Mortgage Corp.*                       5.875%                         3/21/2011        16,750        17,618
Federal Home Loan Mortgage Corp.*                        6.00%                         6/15/2011        26,500        28,429
Federal Home Loan Mortgage Corp.*                        5.50%                         9/15/2011        24,500        25,551
Federal Home Loan Mortgage Corp.*                        5.75%                         1/15/2012        32,575        34,352
Federal Home Loan Mortgage Corp.*                       5.125%                         7/15/2012        21,500        21,738
Federal Home Loan Mortgage Corp.*                        4.50%                         1/15/2013        23,000        22,137
Federal Home Loan Mortgage Corp.*                        4.50%                         7/15/2013         9,000         8,602
Federal Home Loan Mortgage Corp.*                       4.875%                        11/15/2013        13,000        12,693
Federal Home Loan Mortgage Corp.*                        4.50%                         1/15/2014         2,500         2,374
Federal National Mortgage Assn.*                        6.375%                         6/15/2009         8,000         8,742
Federal National Mortgage Assn.*                        6.625%                         9/15/2009        38,850        42,929
Federal National Mortgage Assn.*                         7.25%                         1/15/2010        44,800        50,949
Federal National Mortgage Assn.*                        7.125%                         6/15/2010        25,000        28,370
Federal National Mortgage Assn.*                        6.625%                        11/15/2010        12,500        13,871
Federal National Mortgage Assn.*                         6.25%                          2/1/2011         3,350         3,598
Federal National Mortgage Assn.*                         5.50%                         3/15/2011         3,000         3,137
Federal National Mortgage Assn.*                         6.00%                         5/15/2011        32,675        35,068
Federal National Mortgage Assn.*                        5.375%                        11/15/2011        14,150        14,625

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                                                                                                        FACE         MARKET
                                                                                      MATURITY        AMOUNT         VALUE^
INTERMEDIATE-TERM BOND INDEX FUND                          COUPON                         DATE         (000)          (000)
---------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Assn.*                           6.125%                    3/15/2012       $27,910        $30,050
Federal National Mortgage Assn.*                            5.25%                     8/1/2012         3,500          3,496
Federal National Mortgage Assn.*                           4.375%                    9/15/2012        15,000         14,398
Federal National Mortgage Assn.*                           4.375%                    3/15/2013         8,500          8,107
Federal National Mortgage Assn.*                           4.625%                     5/1/2013         6,600          6,241
Federal National Mortgage Assn.*                           4.625%                   10/15/2013        17,500         16,857
Federal National Mortgage Assn.*                           5.125%                     1/2/2014         9,550          9,290
Private Export Funding Corp.
(U.S. Government Guaranteed)                                7.20%                    1/15/2010         6,500          7,375
Tennessee Valley Auth.*                                    5.625%                    1/18/2011         4,000          4,218
Tennessee Valley Auth.*                                     6.00%                    3/15/2013         6,000          6,403
Tennessee Valley Auth.*                                     4.75%                     8/1/2013         4,000          3,894
                                                                                                                -----------
                                                                                                                    700,173
---------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $1,744,946)                                                                                               1,723,907
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (50.3%)
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
Bear Stearns Commercial Mortgage Securities, Inc.           5.61%                   11/15/2033(1)      2,500          2,591
Commercial Mortgage Lease-Backed Certificate               6.746%                    6/20/2031(1)        565            608
                                                                                                                 ----------
                                                                                                                      3,199
                                                                                                                 ----------
FINANCE (17.8%)
  BANKING (8.6%)
Amsouth Bank of Alabama                                     4.85%                     4/1/2013         1,500          1,432
Asian Development Bank                                      4.50%                     9/4/2012         2,000          1,976
Banco Bradesco SA                                           8.75%                   10/24/2013(2)      1,500          1,474
Bank of America Corp.                                       7.80%                    2/15/2010         4,400          5,040
Bank of America Corp.                                      4.375%                    12/1/2010           350            343
Bank of America Corp.                                       7.40%                    1/15/2011         9,150         10,416
Bank of America Corp.                                       6.25%                    4/15/2012        12,150         12,983
Bank of America Corp.                                       4.75%                    8/15/2013         3,000          2,870
Bank of America Corp.                                      5.375%                    6/15/2014         1,500          1,487
Bank of New York Co., Inc.                                 6.375%                     4/1/2012         1,500          1,611
Bank of Tokyo-Mitsubishi                                    8.40%                    4/15/2010         5,000          5,879
Bank One Corp.                                             7.875%                     8/1/2010         9,150         10,586
BankBoston NA                                              6.375%                    3/25/2008         2,500          2,691
BB&T Corp.                                                  6.50%                     8/1/2011         1,000          1,083
BB&T Corp.                                                  4.75%                    10/1/2012         4,500          4,334
BBVA-Bancomer Capital Trust I                              10.50%                    2/16/2011(2)      2,500          2,806
BSCH Issuances Ltd.                                        7.625%                    11/3/2009         5,000          5,672
BSCH Issuances Ltd.                                        7.625%                    9/14/2010           900          1,030
Citicorp Lease Pass-Through Trust                           8.04%                   12/15/2019(2)      2,100          2,391
Citigroup, Inc.                                             7.25%                    10/1/2010        14,100         15,767
Citigroup, Inc.                                             6.50%                    1/18/2011         7,000          7,617
Citigroup, Inc.                                            5.625%                    8/27/2012         8,400          8,614
Citigroup, Inc.                                            5.125%                     5/5/2014         1,250          1,226
Citigroup, Inc.                                            6.625%                    6/15/2032         1,000          1,033
Citigroup, Inc.                                             6.00%                   10/31/2033         1,000            944
Corporacion Andina de Fomento                              6.875%                    3/15/2012         1,500          1,631
Corporacion Andina de Fomento                               5.20%                    5/21/2013         2,500          2,411
Credit Suisse First Boston USA, Inc.                       3.875%                    1/15/2009         3,000          2,912

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                                                                                                    FACE             MARKET
                                                                                     MATURITY     AMOUNT             VALUE^
                                                 COUPON                                  DATE      (000)              (000)
---------------------------------------------------------------------------------------------------------------------------

Credit Suisse First Boston USA, Inc.              4.70%                              6/1/2009     $2,000            $2,004
Credit Suisse First Boston USA, Inc.             6.125%                            11/15/2011      6,500             6,820
Credit Suisse First Boston USA, Inc.              6.50%                             1/15/2012      9,940            10,630
Credit Suisse First Boston USA, Inc.              5.50%                             8/15/2013      1,400             1,394
Credit Suisse First Boston USA, Inc.             5.125%                             1/15/2014      4,500             4,348
Deutsche Bank Financial LLC                      5.375%                              3/2/2015      2,250             2,210
European Investment Bank                         4.625%                             5/15/2014      8,975             8,806
First Union National Bank (NC)                    7.80%                             8/18/2010      7,255             8,391
FirstStar Bank                                   7.125%                             12/1/2009      5,960             6,670
Golden West Financial                             4.75%                             10/1/2012      2,500             2,416
HSBC Holdings PLC                                 7.50%                             7/15/2009      4,840             5,482
HSBC Holdings PLC                                 5.25%                            12/12/2012      2,750             2,751
Inter-American Development Bank                  5.625%                             4/16/2009      3,500             3,736
Inter-American Development Bank                  7.375%                             1/15/2010      7,500             8,640
Inter-American Development Bank                  4.375%                             9/20/2012      6,000             5,886
International Bank for
Reconstruction & Development                     4.125%                             8/12/2009      2,400             2,417
J.P. Morgan Chase & Co.                           4.50%                            11/15/2010      1,100             1,079
J.P. Morgan Chase & Co.                           6.75%                              2/1/2011     13,597            14,791
J.P. Morgan Chase & Co.                           5.75%                              1/2/2013      6,400             6,492
Key Bank NA                                       7.00%                              2/1/2011      2,000             2,208
Korea Development Bank                           3.875%                              3/2/2009      1,850             1,777
Korea Development Bank                            5.75%                             9/10/2013      3,350             3,336
Manufacturers & Traders Trust Co.                 8.00%                             10/1/2010      2,000             2,312
Marshall & Ilsley Bank                            5.25%                              9/4/2012      3,000             3,022
Mellon Financial Co.                             6.375%                             2/15/2010      1,000             1,079
Mellon Funding Corp.                              6.40%                             5/14/2011      1,000             1,082
Mizuho Finance (Cayman)                           5.79%                         4/15/2014 (2)        575               555
National Australia Bank                           8.60%                             5/19/2010      2,000             2,388
National City Bank                                6.25%                             3/15/2011      1,500             1,603
National City Bank                               4.625%                              5/1/2013      4,000             3,777
National Westminster Bank PLC                    7.375%                             10/1/2009      4,000             4,527
North Fork Bancorp                               5.875%                             8/15/2012      1,000             1,030
PaineWebber                                      7.625%                             12/1/2009      3,000             3,461
Paribas NY                                        6.95%                             7/22/2013      2,000             2,235
PNC Funding Corp.                                 7.50%                             11/1/2009      1,250             1,415
Regions Financial Corp.                           7.00%                              3/1/2011      5,750             6,367
Republic New York Corp.                           7.75%                             5/15/2009      2,400             2,734
Royal Bank of Scotland Group PLC                  5.00%                            11/12/2013      5,500             5,333
Sanwa Bank Ltd.                                   8.35%                             7/15/2009        600               683
Sanwa Bank Ltd.                                   7.40%                             6/15/2011      7,700             8,379
Southtrust Corp.                                  5.80%                             6/15/2014      1,350             1,375
Sumitomo Bank International Finance NV            8.50%                             6/15/2009      2,500             2,909
Sumitomo Mitsui Banking Corp.                     8.00%                             6/15/2012      1,710             1,993
SunTrust Banks, Inc.                              6.25%                              6/1/2008      2,000             2,160
SunTrust Banks, Inc.                             6.375%                              4/1/2011      2,080             2,264
UFJ Finance Aruba AEC                             6.75%                             7/15/2013      5,750             5,959
Union Planters Corp.                             4.375%                             12/1/2010      1,000               974
Union Planters Corp.                              7.75%                              3/1/2011      2,500             2,885
UnionBanCal Corp.                                 5.25%                            12/16/2013      1,200             1,179
US Bank NA                                       6.375%                              8/1/2011      2,000             2,166

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

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                                                                                                         FACE       MARKET
                                                                                       MATURITY        AMOUNT       VALUE^
INTERMEDIATE-TERM BOND INDEX FUND                COUPON                                    DATE         (000)        (000)
--------------------------------------------------------------------------------------------------------------------------
US Bank NA Minnesota                              5.70%                              12/15/2008        $2,000       $2,111
Washington Mutual Bank                           6.875%                               6/15/2011         6,300        7,025
Washington Mutual Bank                            5.50%                               1/15/2013           700          703
Washington Mutual, Inc.                           8.25%                                4/1/2010         1,500        1,741
Washington Mutual, Inc.                          4.625%                                4/1/2014         2,000        1,823
Wells Fargo & Co.                                 7.55%                               6/21/2010         5,000        5,726
Wells Fargo & Co.                                 6.45%                                2/1/2011         5,000        5,429
Wells Fargo & Co.                                5.125%                                9/1/2012           350          350
Wells Fargo & Co.                                 4.95%                              10/16/2013         2,000        1,934

BROKERAGE (3.0%)
Bear Stearns Co., Inc.                           7.625%                               12/7/2009         1,000        1,135
Bear Stearns Co., Inc.                            5.70%                              11/15/2014         6,000        6,020
Goldman Sachs Group, Inc.                         7.35%                               10/1/2009         1,500        1,680
Goldman Sachs Group, Inc.                        6.875%                               1/15/2011        10,000       10,958
Goldman Sachs Group, Inc.                         6.60%                               1/15/2012         8,000        8,589
Goldman Sachs Group, Inc.                         5.70%                                9/1/2012        10,000       10,125
Goldman Sachs Group, Inc.                         4.75%                               7/15/2013         3,000        2,818
Goldman Sachs Group, Inc.                         5.25%                              10/15/2013         5,725        5,546
Goldman Sachs Group, Inc.                         5.15%                               1/15/2014         4,900        4,712
Goldman Sachs Group, Inc.                         5.50%                              11/15/2014         2,525        2,481
Lehman Brothers Holdings, Inc.                   7.875%                               8/15/2010         2,000        2,313
Lehman Brothers Holdings, Inc.                   4.375%                              11/30/2010         3,000        2,913
Lehman Brothers Holdings, Inc.                   6.625%                               1/18/2012         5,000        5,399
Lehman Brothers Holdings, Inc.                    4.80%                               3/13/2014         3,100        2,906
Merrill Lynch & Co., Inc.                         6.00%                               2/17/2009         2,500        2,659
Merrill Lynch & Co., Inc.                         4.50%                               11/4/2010         1,500        1,472
Merrill Lynch & Co., Inc.                         5.00%                                2/3/2014         1,000          961
Morgan Stanley Dean Witter                        4.25%                               5/15/2010         7,500        7,270
Morgan Stanley Dean Witter                        6.75%                               4/15/2011         7,820        8,552
Morgan Stanley Dean Witter                        6.60%                                4/1/2012         8,840        9,540
Morgan Stanley Dean Witter                        5.30%                                3/1/2013         6,000        5,919
Morgan Stanley Dean Witter                        4.75%                                4/1/2014        12,925       11,929

FINANCE COMPANIES (3.6%)
American Express                                 4.875%                               7/15/2013         3,500        3,398
American General Finance Corp.                    4.00%                               3/15/2011         1,500        1,410
American General Finance Corp.                   5.375%                               10/1/2012         6,000        6,047
Capital One Bank                                 4.875%                               5/15/2008         1,000        1,013
Capital One Bank                                  5.75%                               9/15/2010         1,000        1,023
Capital One Bank                                 5.125%                               2/15/2014         1,500        1,420
CIT Group, Inc.                                   4.75%                              12/15/2010         3,200        3,142
CIT Group, Inc.                                   7.75%                                4/2/2012         3,750        4,277
CIT Group, Inc.                                   5.00%                               2/13/2014         2,000        1,891
Countrywide Home Loan                             6.25%                               4/15/2009           100          107
Countrywide Home Loan                             4.00%                               3/22/2011         5,000        4,673
General Electric Capital Corp.                   4.625%                               9/15/2009        16,000       16,157
General Electric Capital Corp.                   7.375%                               1/19/2010         6,000        6,812
General Electric Capital Corp.                    4.25%                               12/1/2010         2,800        2,723
General Electric Capital Corp.                   6.125%                               2/22/2011         4,615        4,924
General Electric Capital Corp.                   5.875%                               2/15/2012         5,500        5,760

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                                                                                                         FACE         MARKET
                                                                                       MATURITY        AMOUNT         VALUE^
                                                 COUPON                                    DATE         (000)          (000)
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                   8.125%                               5/15/2012       $ 5,638         $6,660
General Electric Capital Corp.                    6.00%                               6/15/2012         6,750          7,117
General Electric Capital Corp.                    5.45%                               1/15/2013         4,000          4,061
Household Finance Corp.                           6.75%                               5/15/2011        10,000         10,928
Household Finance Corp.                          6.375%                              10/15/2011         6,000          6,408
Household Finance Corp.                           7.00%                               5/15/2012         7,750          8,558
Household Finance Corp.                          6.375%                              11/27/2012         4,000          4,245
International Lease Finance                      5.875%                                5/1/2013         4,000          4,110
Corp.
MBNA America Bank NA                             6.625%                               6/15/2012         3,300          3,528
MBNA Corp.                                        7.50%                               3/15/2012         2,400          2,721
PHH Corp.                                        7.125%                                3/1/2013         1,800          1,975
SLM Corp.                                         4.00%                               1/15/2009         3,000          2,945
SLM Corp.                                        5.125%                               8/27/2012         6,500          6,364
SLM Corp.                                        5.375%                               1/15/2013         2,000          1,989
SLM Corp.                                         5.00%                               10/1/2013         1,000            965
SLM Corp.                                        5.375%                               5/15/2014         1,250          1,241
Wells Fargo Financial                             5.50%                                8/1/2012           350            358

INSURANCE (1.5%)
ACE INA Holdings Inc.                            5.875%                               6/15/2014         3,000          3,024
AEGON NV                                          4.75%                                6/1/2013         3,000          2,860
Allstate Corp.                                    7.20%                               12/1/2009         6,200          6,985
American International Group,                     4.25%                           5/15/2013 (3)         5,000          4,646
Inc.
Assurant, Inc.                                   5.625%                               2/15/2014         1,325          1,307
AXA Financial, Inc.                               7.75%                                8/1/2010         1,500          1,721
Chubb Corp.                                       6.00%                              11/15/2011         1,500          1,577
Commerce Group, Inc.                              5.95%                               12/9/2013           900            895
Fidelity National Financial,                      7.30%                               8/15/2011         2,400          2,668
Inc.
Fund American Cos., Inc.                         5.875%                               5/15/2013         2,100          2,087
Genworth Financial, Inc.                          5.75%                               6/15/2014         2,250          2,278
Hartford Financial Services                      4.625%                               7/15/2013         1,000            944
Group, Inc.
Hartford Financial Services                       7.90%                               6/15/2010         1,000          1,155
Group, Inc.
Lincoln National Corp.                            6.20%                              12/15/2011         1,650          1,757
Marsh & McLennan Cos., Inc.                       6.25%                               3/15/2012         1,900          2,012
Marsh & McLennan Cos., Inc.                       4.85%                               2/15/2013         3,000          2,898
MetLife, Inc.                                    5.375%                              12/15/2012         3,000          3,030
MetLife, Inc.                                     5.00%                              11/24/2013         2,325          2,253
Nationwide Financial Services                     5.90%                                7/1/2012         2,475          2,570
Principal Life Inc. Funding                       5.10%                               4/15/2014         4,250          4,136
Protective Life Secured Trust                     4.00%                                4/1/2011         2,500          2,364
Prudential Financial, Inc.                        4.50%                               7/15/2013         1,500          1,394
Travelers Property Casualty                       5.00%                               3/15/2013         4,000          3,877
Corp.

REAL ESTATE INVESTMENT TRUSTS (1.0%)
Avalonbay Communities                            6.125%                               11/1/2012         1,000          1,037
Boston Properties, Inc.                           6.25%                               1/15/2013         3,000          3,138
EOP Operating LP                                  7.00%                               7/15/2011         7,750          8,437
EOP Operating LP                                  6.75%                               2/15/2012         1,200          1,292
EOP Operating LP                                  4.75%                               3/15/2014         1,775          1,635
ERP Operating LP                                  6.95%                                3/2/2011         4,000          4,416
ERP Operating LP                                  5.20%                                4/1/2013         1,000            982

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                                                                                                         FACE        MARKET
                                                                                        MATURITY       AMOUNT        VALUE^
INTERMEDIATE-TERM BOND INDEX FUND                 COUPON                                    DATE        (000)         (000)
---------------------------------------------------------------------------------------------------------------------------
Health Care Property                              6.45%                                6/25/2012       $3,025        $3,195
Investment, Inc.
Health Care REIT, Inc.                            6.00%                               11/15/2013        1,950         1,930
ProLogis                                          5.50%                                 3/1/2013        2,000         1,992
Regency Centers LP                                6.75%                                1/15/2012        2,600         2,792
Rouse Co.                                        5.375%                               11/26/2013        3,000         2,905
Simon Property Group Inc.                         6.35%                                8/28/2012        2,500         2,620

OTHER (0.1%)
Berkshire Hathaway, Inc.                          4.20%                               12/15/2010        1,000           972
Berkshire Hathaway, Inc.                         4.625%                               10/15/2013        2,500         2,391
                                                                                                                 ----------
                                                                                                                    686,250
                                                                                                                 ----------
INDUSTRIAL (28.1%)
  BASIC INDUSTRY (2.3%)
Alcan, Inc.                                       4.50%                                5/15/2013        4,600         4,322
Alcan, Inc.                                       5.20%                                1/15/2014        1,500         1,476
Alcoa, Inc.                                      5.375%                                1/15/2013       11,000        11,104
BHP Billington Finance BV                         4.80%                                4/15/2013        5,500         5,386
Celulosa Arauco Constitution SA                  8.625%                                8/15/2010        2,050         2,388
Celulosa Arauco Constitution SA                  5.125%                                 7/9/2013        1,500         1,408
Domtar, Inc.                                     7.875%                               10/15/2011        2,250         2,521
Dow Chemical Co.                                 6.125%                                 2/1/2011        7,500         7,875
E.I. du Pont de Nemours & Co.                    6.875%                               10/15/2009        3,000         3,356
E.I. du Pont de Nemours & Co.                    4.125%                                4/30/2010        5,050         4,954
E.I. du Pont de Nemours & Co.                    4.875%                                4/30/2014        1,125         1,097
Eastman Chemical Co.                              7.00%                                4/15/2012        2,325         2,547
ICI Wilmington                                   5.625%                                12/1/2013        1,600         1,572
Inco Ltd.                                         7.75%                                5/15/2012        1,500         1,711
International Paper Co.                           4.00%                                 4/1/2010        2,000         1,907
International Paper Co.                           6.75%                                 9/1/2011        3,300         3,560
International Paper Co.                           5.85%                               10/30/2012        3,900         3,962
International Paper Co.                           5.50%                                1/15/2014          700           685
MeadWestvaco Corp.                                6.85%                                 4/1/2012        2,500         2,680
Monsanto Co.                                     7.375%                                8/15/2012        2,000         2,258
Noranda, Inc.                                     7.25%                                7/15/2012        2,325         2,438
Phelps Dodge Corp.                                8.75%                                 6/1/2011        1,000         1,186
Potash Corp. of Saskatchewan                      7.75%                                5/31/2011        2,500         2,854
Potash Corp. of Saskatchewan                     4.875%                                 3/1/2013        1,500         1,434
Praxair, Inc.                                     3.95%                                 6/1/2013        2,500         2,294
Rohm & Haas Co.                                   7.40%                                7/15/2009        1,500         1,698
Stora Enso Oyj                                   7.375%                                5/15/2011        1,000         1,125
Weyerhaeuser Co.                                  6.75%                                3/15/2012        7,500         8,112
WMC Finance USA                                  5.125%                                5/15/2013        2,000         1,948

CAPITAL GOODS (3.1%)
BAE Systems 2001                                 7.156%                           12/15/2011 (2)        2,992         3,192
Boeing Capital Corp.                              6.50%                                2/15/2012        2,400         2,591
Boeing Capital Corp.                              5.80%                                1/15/2013        5,000         5,154
Brascan Corp.                                    7.125%                                6/15/2012        2,500         2,709
Caterpillar, Inc.                                 6.55%                                 5/1/2011        1,000         1,102
CRH America Inc.                                  6.95%                                3/15/2012        5,275         5,816
Deere & Co.                                       7.85%                                5/15/2010        1,000         1,159

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                                                                                                         FACE         MARKET
                                                                                        MATURITY       AMOUNT         VALUE^
                                                 COUPON                                     DATE        (000)          (000)
----------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                       6.95%                                4/25/2014       $2,150         $2,417
Emerson Electric Co.                             4.625%                               10/15/2012        7,000          6,784
General Dynamics Corp.                            4.50%                                8/15/2010        1,000            989
General Dynamics Corp.                            4.25%                                5/15/2013        3,500          3,258
General Electric Co.                              5.00%                                 2/1/2013       14,550         14,334
Goodrich Corp.                                   7.625%                               12/15/2012        3,000          3,371
Hanson PLC                                       7.875%                                9/27/2010        1,000          1,137
Hanson PLC                                        5.25%                                3/15/2013        3,775          3,671
Honeywell International, Inc.                     7.50%                                 3/1/2010        4,000          4,561
Hutchison Whampoa                                 5.45%                           11/24/2010 (2)        1,025          1,007
International Ltd.
Hutchison Whampoa                                 6.25%                            1/24/2014 (2)          575            557
International Ltd.
John Deere Capital Corp.                          7.00%                                3/15/2012        6,220          6,961
Lockheed Martin Corp.                             8.20%                                12/1/2009        3,000          3,516
Masco Corp.                                      5.875%                                7/15/2012        2,600          2,704
Northrop Grumman Corp.                           7.125%                                2/15/2011        4,000          4,481
Raytheon Co.                                      8.30%                                 3/1/2010        2,000          2,344
Raytheon Co.                                      6.00%                               12/15/2010        1,980          2,087
Raytheon Co.                                      4.85%                                1/15/2011        1,000            990
Raytheon Co.                                      5.50%                               11/15/2012        1,250          1,261
Raytheon Co.                                     5.375%                                 4/1/2013          450            449
Republic Services, Inc.                           6.75%                                8/15/2011        2,225          2,432
Textron Financial Corp.                           6.00%                               11/20/2009        1,500          1,600
Textron, Inc.                                     6.50%                                 6/1/2012        2,450          2,643
The Boeing Co.                                   5.125%                                2/15/2013        3,000          2,963
Tyco International Group SA                       6.75%                                2/15/2011        2,750          2,983
Tyco International Group SA                      6.375%                               10/15/2011        4,000          4,277
Tyco International Group SA                       6.00%                               11/15/2013        2,750          2,828
United Technologies Corp.                        7.125%                               11/15/2010        2,500          2,836
United Technologies Corp.                         6.35%                                 3/1/2011        1,000          1,083
United Technologies Corp.                         6.10%                                5/15/2012        1,500          1,602
Waste Management, Inc.                            6.50%                               11/15/2008        1,250          1,355
Waste Management, Inc.                           6.875%                                5/15/2009        3,370          3,676
Waste Management, Inc.                           7.375%                                 8/1/2010          500            561
Waste Management, Inc.                            5.00%                                3/15/2014          575            546

COMMUNICATION (6.5%)
Alltel Corp.                                      7.00%                                 7/1/2012        2,000          2,206
America Movil SA de C.V.                          5.50%                             3/1/2014 (2)        2,900          2,675
AT&T Broadband Corp.                             8.375%                                3/15/2013        4,500          5,290
AT&T Corp.                                        8.05%                               11/15/2011        7,100          7,282
AT&T Wireless Services, Inc.                     7.875%                                 3/1/2011       15,200         17,327
AT&T Wireless Services, Inc.                     8.125%                                 5/1/2012        1,000          1,157
BellSouth Corp.                                   6.00%                               10/15/2011        5,500          5,792
British Sky Broadcasting Corp.                    8.20%                                7/15/2009        2,750          3,177
British Telecommunications PLC                   8.375%                               12/15/2010        8,900         10,369
CenturyTel, Inc.                                 7.875%                                8/15/2012        2,400          2,668
Cingular Wireless                                 6.50%                               12/15/2011        1,500          1,604
Citizens Communications                           9.25%                                5/15/2011        2,700          2,829
Clear Channel Communications,Inc.                 7.65%                                9/15/2010        4,975          5,611
Clear Channel Communications,Inc.                 5.00%                                3/15/2012          575            558
Clear Channel Communications,Inc.                 5.75%                                1/15/2013        1,000          1,006

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                                                                                                        FACE         MARKET
                                                                                        MATURITY      AMOUNT         VALUE^
INTERMEDIATE-TERM BOND INDEX FUND                COUPON                                     DATE       (000)          (000)
---------------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications,Inc.                6.875%                                6/15/2009      $1,500         $1,632
Comcast Cable Communications,Inc.                 6.75%                                1/30/2011       8,500          9,168
Comcast Cable Communications,Inc.                7.125%                                6/15/2013       1,100          1,207
Comcast Corp.                                     5.30%                                1/15/2014       2,550          2,462
Comcast Corp.                                     6.50%                                1/15/2015       1,725          1,796
Cox Communications, Inc.                          7.75%                                11/1/2010       1,550          1,754
Cox Communications, Inc.                          6.75%                                3/15/2011       6,000          6,461
Cox Communications, Inc.                         7.125%                                10/1/2012       1,000          1,096
Deutsche Telekom International                    8.50%                                6/15/2010       8,600         10,027
Finance
Deutsche Telekom International                    5.25%                                7/22/2013       3,750          3,659
Finance
France Telecom                                    8.75%                                 3/1/2011      11,150         12,904
Gannett Co., Inc.                                6.375%                                 4/1/2012       1,500          1,629
Grupo Televisa SA                                 8.00%                                9/13/2011       1,000          1,075
Intelsat Ltd.                                    7.625%                                4/15/2012       2,650          2,532
Knight Ridder                                    7.125%                                 6/1/2011       2,000          2,237
Koninklijke KPN NV                                8.00%                                10/1/2010       5,300          6,141
News America Holdings, Inc.                       9.25%                                 2/1/2013       2,550          3,209
Quebecor World Capital Corp.                     6.125%                               11/15/2013       1,000            966
Reed Elsevier Capital                             6.75%                                 8/1/2011       1,000          1,110
R.R. Donnelley & Sons Co.                         4.95%                             4/1/2014 (2)       2,250          2,150
SBC Communications, Inc.                          6.25%                                3/15/2011       3,700          3,935
SBC Communications, Inc.                         5.875%                                 2/1/2012       3,000          3,098
SBC Communications, Inc.                         5.875%                                8/15/2012       2,500          2,574
Sprint Capital Corp.                             6.125%                               11/15/2008       4,000          4,213
Sprint Capital Corp.                             7.625%                                1/30/2011       2,475          2,745
Sprint Capital Corp.                             8.375%                                3/15/2012       5,250          6,027
TCI Communications, Inc.                          8.75%                                 8/1/2015       3,095          3,730
Telecom Italia Capital                            5.25%                           11/15/2013 (2)       7,000          6,775
Tele-Communications, Inc.                         9.80%                                 2/1/2012       1,000          1,256
Tele-Communications, Inc.                        7.875%                                 8/1/2013       1,701          1,945
Telefonica Europe BV                              7.75%                                9/15/2010       7,200          8,236
Telus Corp.                                       8.00%                                 6/1/2011       6,000          6,883
Thomson Corp.                                     6.20%                                 1/5/2012       2,000          2,154
Time Warner Entertainment                        8.875%                                10/1/2012       1,000          1,214
Univision Communications, Inc.                    7.85%                                7/15/2011       1,500          1,723
USA Interactive                                   7.00%                                1/15/2013       3,500          3,795
Verizon Global Funding Corp.                      7.25%                                12/1/2010       3,000          3,354
Verizon Global Funding Corp.                     7.375%                                 9/1/2012       2,500          2,819
Verizon New England Telephone                     6.50%                                9/15/2011       2,000          2,134
Co.
Verizon New Jersey, Inc.                         5.875%                                1/17/2012      13,875         14,281
Verizon New York, Inc.                           6.875%                                 4/1/2012       2,300          2,475
Verizon Pennsylvania, Inc.                        5.65%                               11/15/2011       8,025          8,147
Vodafone AirTouch PLC                             7.75%                                2/15/2010       7,860          9,017
Vodafone Group PLC                                5.00%                               12/16/2013       1,750          1,694
WPP Finance USA Corp.                            5.875%                            6/15/2014 (2)       2,150          2,161

CONSUMER CYCLICAL (6.4%)
AOL Time Warner, Inc.                             6.75%                                4/15/2011      12,100         13,089
AOL Time Warner, Inc.                            6.875%                                 5/1/2012       2,500          2,708
Brinker International                             5.75%                             6/1/2014 (2)       1,700          1,711
Cendant Corp.                                    7.375%                                1/15/2013       6,000          6,681

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                                                                                                        FACE          MARKET
                                                                                        MATURITY      AMOUNT          VALUE^
                                                 COUPON                                     DATE       (000)           (000)
----------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                     7.875%                                 2/1/2011     $ 1,000         $ 1,129
Centex Corp.                                      7.50%                                1/15/2012       2,000           2,212
Centex Corp.                                     5.125%                                10/1/2013         500             469
Centex Corp.                                      5.70%                                5/15/2014       1,000             977
Cooper Tire & Rubber Co.                          7.75%                               12/15/2009       1,000           1,145
DaimlerChrysler North America                     8.00%                                6/15/2010       1,000           1,130
Holding Corp.
DaimlerChrysler North America                     7.75%                                1/18/2011       8,500           9,470
Holding Corp.
DaimlerChrysler North America                     7.30%                                1/15/2012       6,475           7,033
Holding Corp.
DaimlerChrysler North America                     6.50%                               11/15/2013       6,850           7,010
Holding Corp.
Delphi Corp.                                      6.50%                                8/15/2013       2,600           2,638
Federated Department Stores,                     6.625%                                 4/1/2011       3,000           3,253
Inc.
Ford Capital BV                                   9.50%                                 6/1/2010         180             204
Ford Motor Credit Co.                            7.375%                               10/28/2009       8,000           8,524
Ford Motor Credit Co.                            7.875%                                6/15/2010       2,750           2,988
Ford Motor Credit Co.                            7.375%                                 2/1/2011       1,100           1,161
Ford Motor Credit Co.                             7.25%                               10/25/2011      29,750          31,122
Ford Motor Credit Co.                             7.00%                                10/1/2013       8,450           8,531
General Motors Acceptance Corp.                   7.75%                                1/19/2010       9,200           9,977
General Motors Acceptance Corp.                   7.25%                                 3/2/2011       3,500           3,671
General Motors Acceptance Corp.                  6.875%                                9/15/2011       9,500           9,752
General Motors Acceptance Corp.                   7.00%                                 2/1/2012      14,500          14,913
General Motors Acceptance Corp.                  6.875%                                8/28/2012       6,800           6,909
General Motors Corp.                              7.20%                                1/15/2011       8,000           8,352
Harrah's Operating Co., Inc.                      8.00%                                 2/1/2011       3,200           3,590
Harrah's Operating Co., Inc.                     5.375%                               12/15/2013       1,700           1,593
Johnson Controls, Inc.                           4.875%                                9/15/2013       1,000             985
Kohl's Corp.                                      6.30%                                 3/1/2011       1,000           1,072
Lennar Corp.                                      5.95%                                 3/1/2013       1,600           1,611
Liberty Media Corp.                              7.875%                                7/15/2009       2,000           2,251
Lowe's Cos., Inc.                                 8.25%                                 6/1/2010       3,000           3,542
McDonald's Corp.                                  5.75%                                 3/1/2012       3,300           3,437
MDC Corp.                                         5.50%                                5/15/2013       1,000             968
Office Depot, Inc.                                6.25%                                8/15/2013       1,000           1,037
Pulte Homes, Inc.                                 6.25%                                2/15/2013       3,000           3,067
Pulte Homes, Inc.                                 5.25%                                1/15/2014       1,675           1,585
Target Corp.                                      7.50%                                8/15/2010       3,000           3,430
Target Corp.                                      6.35%                                1/15/2011       3,000           3,258
Target Corp.                                     5.875%                                 3/1/2012       3,500           3,687
The Walt Disney Co.                              6.375%                                 3/1/2012       4,114           4,409
Toll Brothers, Inc.                              6.875%                               11/15/2012       1,500           1,605
Toyota Motor Credit Corp.                         4.35%                               12/15/2010       2,200           2,180
Tricon Global Restaurants, Inc.                  8.875%                                4/15/2011       1,800           2,169
Viacom International Inc.                        6.625%                                5/15/2011       1,150           1,252
Viacom International Inc.                        5.625%                                8/15/2012       9,000           9,110
Wal-Mart Stores, Inc.                            6.875%                                8/10/2009      11,000          12,252
Wal-Mart Stores, Inc.                            4.125%                                2/15/2011       6,300           6,087
Wal-Mart Stores, Inc.                             4.55%                                 5/1/2013       3,800           3,656
Westinghouse Electric.                           8.625%                                 8/1/2012       1,000           1,200
Yum! Brands, Inc.                                 7.70%                                 7/1/2012       1,100           1,257

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                                                                                                         FACE         MARKET
                                                                                        MATURITY       AMOUNT         VALUE^
INTERMEDIATE-TERM BOND INDEX FUND                 COUPON                                    DATE        (000)          (000)
----------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL (4.7%)
Abbott Laboratories                               3.75%                                3/15/2011     $ 4,000         $3,769
Albertson's, Inc.                                 7.50%                                2/15/2011       3,800          4,266
Altria Group, Inc.                                7.00%                                11/4/2013       3,000          3,058
American Home Products                            6.95%                                3/15/2011       2,000          2,131
Anheuser Busch Cos., Inc.                         4.70%                                4/15/2012       1,500          1,474
Anheuser-Busch Cos., Inc.                         6.00%                                4/15/2011       1,500          1,602
Anheuser-Busch Cos., Inc.                        4.375%                                1/15/2013       1,500          1,424
Anthem, Inc.                                      6.80%                                 8/1/2012       2,000          2,197
Archer-Daniels-Midland Co.                       8.875%                                4/15/2011          80             98
Archer-Daniels-Midland Co.                       8.125%                                 6/1/2012       2,000          2,397
AstraZeneca PLC                                   5.40%                                 6/1/2014       2,300          2,339
Boston Scientific                                 5.45%                                6/15/2014       2,125          2,135
Bottling Group LLC                               4.625%                               11/15/2012       6,000          5,829
Bristol-Myers Squibb Co.                          5.75%                                10/1/2011       7,800          8,100
Bristol-Myers Squibb Co.                          5.25%                            8/15/2013 (2)       1,000            996
Bunge Ltd. Finance Corp.                         5.875%                                5/15/2013       2,000          2,008
Bunge Ltd. Finance Corp.                          5.35%                            4/15/2014 (2)         850            819
Campbell Soup Co.                                 6.75%                                2/15/2011       5,000          5,518
Cia. Brasil de Bebidas AmBev                     10.50%                               12/15/2011         900          1,026
Cia. Brasil de Bebidas AmBev                      8.75%                            9/15/2013 (2)       2,000          2,100
Coca-Cola Enterprises Inc.                       6.125%                                8/15/2011       5,000          5,368
Conagra, Inc.                                    7.875%                                9/15/2010       5,300          6,082
Coors Brewing Co.                                6.375%                                5/15/2012       2,000          2,140
Eli Lilly & Co.                                   6.00%                                3/15/2012       3,000          3,202
General Mills, Inc.                               6.00%                                2/15/2012       5,500          5,719
GlaxoSmithKline Capital Inc.                     4.375%                                4/15/2014       6,225          5,850
Grand Metropolitan Investment                     9.00%                                8/15/2011       3,075          3,771
Corp.
Health Care Services Corp.                        7.75%                            6/15/2011 (2)       3,000          3,338
H.J. Heinz Co.                                   6.625%                                7/15/2011       2,000          2,202
H.J. Heinz Co.                                    6.00%                                3/15/2012       2,000          2,119
Hospira, Inc.                                     5.90%                            6/15/2014 (2)       1,725          1,740
Johnson & Johnson                                 3.80%                                5/15/2013       3,000          2,760
Kellogg Co.                                       6.60%                                 4/1/2011       5,250          5,748
Kimberly-Clark Corp.                             5.625%                                2/15/2012       2,750          2,883
Kraft Foods, Inc.                                5.625%                                11/1/2011      11,700         11,916
Kraft Foods, Inc.                                 6.25%                                 6/1/2012       1,000          1,052
Kroger Co.                                        7.25%                                 6/1/2009       1,500          1,666
Kroger Co.                                        8.05%                                 2/1/2010       1,700          1,943
Kroger Co.                                        6.80%                                 4/1/2011       2,500          2,724
Kroger Co.                                        6.75%                                4/15/2012       2,500          2,701
Merck & Co.                                      4.375%                                2/15/2013       1,500          1,436
Newell Rubbermaid, Inc.                           4.00%                                 5/1/2010       1,000            949
Panamerican Beverages, Inc.                       7.25%                                 7/1/2009       1,000          1,090
Pfizer, Inc.                                      4.50%                                2/15/2014       3,125          2,992
Procter & Gamble Co.                             6.875%                                9/15/2009       3,000          3,350
Safeway, Inc.                                     5.80%                                8/15/2012       6,500          6,564
Sara Lee Corp.                                    6.25%                                9/15/2011       3,000          3,240
Sara Lee Corp.                                   3.875%                                6/15/2013       2,500          2,266
Schering-Plough Corp.                             5.30%                                12/1/2013       3,750          3,683
SUPERVALU Inc.                                    7.50%                                5/15/2012       1,000          1,115

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                                                                                                        FACE          MARKET
                                                                                        MATURITY      AMOUNT          VALUE^
                                                 COUPON                                     DATE       (000)           (000)
----------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc.                                 8.25%                                10/1/2011      $3,000          $3,453
Unilever Capital Corp.                           7.125%                                11/1/2010       5,500           6,201
UnitedHealth Group, Inc.                         4.875%                                 4/1/2013       4,000           3,891
UST, Inc.                                        6.625%                                7/15/2012       1,000           1,083
Wellpoint Health Networks Inc.                   6.375%                                1/15/2012       1,300           1,380
Wyeth                                             5.50%                                3/15/2013       8,000           7,733
Wyeth                                             5.50%                                 2/1/2014       3,675           3,520

ENERGY (2.6%)
Anadarko Finance Co.                              6.75%                                 5/1/2011       4,000           4,396
Anadarko Petroleum Corp.                         6.125%                                3/15/2012       1,250           1,321
Apache Corp.                                      6.25%                                4/15/2012       2,300           2,495
Baker Hughes, Inc.                                6.25%                                1/15/2009       2,300           2,492
Burlington Resources, Inc.                        6.50%                                12/1/2011       2,000           2,189
Canadian Natural Resources                        6.70%                                7/15/2011       2,500           2,738
Canadian Natural Resources                        5.45%                                10/1/2012         750             760
Conoco Funding Co.                                6.35%                               10/15/2011       8,925           9,682
Devon Financing Corp.                            6.875%                                9/30/2011       8,500           9,249
Encana Holdings Finance Corp.                     5.80%                                 5/1/2014       2,000           2,043
Halliburton Co.                                   5.50%                               10/15/2010       3,000           3,021
Kerr McGee Corp.                                  7.00%                                11/1/2011       1,230           1,231
LG Caltex Oil Corp.                               7.75%                            7/25/2011 (2)       2,000           2,261
Marathon Oil Corp.                               6.125%                                3/15/2012       3,550           3,754
Nexen, Inc.                                       5.05%                               11/20/2013       2,000           1,918
Occidental Petroleum                              6.75%                                1/15/2012       5,000           5,511
PanCanadian Energy Corp.                          6.30%                                11/1/2011       4,000           4,223
Pemex Finance Ltd.                                9.69%                                3/31/2007       5,000           5,706
Pemex Project Funding Master                      8.00%                               11/15/2011       5,125           5,522
Trust
Pemex Project Funding Master                     7.375%                               12/15/2014         850             865
Trust
Petro-Canada                                      4.00%                                7/15/2013       1,800           1,600
PF Export Receivables Master                      6.60%                            12/1/2011 (2)       5,000           5,245
Trust
Phillips Petroleum Co.                            8.75%                                5/25/2010       3,700           4,455
Pioneer Natural Resources Co.                    9.625%                                 4/1/2010       1,500           1,835
Transocean Sedco Forex, Inc.                     6.625%                                4/15/2011       5,000           5,472
Union Oil Co. of California                       5.05%                                10/1/2012       3,150           3,105
Valero Energy Corp.                              6.875%                                4/15/2012       2,500           2,699
XTO Energy, Inc.                                  7.50%                                4/15/2012       1,000           1,125
XTO Energy, Inc.                                  6.25%                                4/15/2013       1,000           1,044
XTO Energy, Inc.                                  4.90%                                 2/1/2014       1,500           1,414

TECHNOLOGY (0.9%)
Arrow Electronics, Inc.                          6.875%                                 7/1/2013       2,000           2,080
Computer Sciences Corp.                           5.00%                                2/15/2013       3,100           3,006
Eastmak Kodak Co.                                 7.25%                               11/15/2013       1,000           1,016
Electronic Data Systems                          7.125%                               10/15/2009       1,500           1,572
Electronic Data Systems                           6.00%                                 8/1/2013       3,000           2,867
First Data Corp.                                 5.625%                                11/1/2011       4,500           4,694
Hewlett-Packard Co.                               6.50%                                 7/1/2012       1,500           1,630
International Business                            4.75%                               11/29/2012       4,500           4,388
Machines Corp.
International Business                            7.50%                                6/15/2013       4,000           4,662
Machines Corp.
Motorola, Inc.                                   7.625%                               11/15/2010       4,250           4,776

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                                                                                                        FACE         MARKET
                                                                                        MATURITY      AMOUNT         VALUEO
INTERMEDIATE-TERM BOND INDEX FUND                 COUPON                                    DATE       (000)          (000)
---------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                    8.00%                                11/1/2011      $1,500         $1,721
Pitney Bowes, Inc.                               4.625%                                10/1/2012       1,500          1,461
Science Applications                              6.25%                                 7/1/2012       1,000          1,063
  International Corp.
SunGard Data Systems, Inc.                       4.875%                                1/15/2014         975            922

TRANSPORTATION (1.5%)
American Airlines, Inc.
  Pass-Through Certificates                      7.024%                               10/15/2009       6,050          6,020
Burlington Northern Santa Fe                      6.75%                                7/15/2011       1,590          1,744
Corp.
Burlington Northern Santa Fe                      5.90%                                 7/1/2012       3,000          3,115
Corp.
Canadian National Railway Co.                    6.375%                               10/15/2011       1,600          1,736
Canadian National Railway Co.                     4.40%                                3/15/2013       1,000            937
Canadian Pacific Rail                             6.25%                               10/15/2011       1,900          2,039
Continental Airlines Enhanced
  Equipment Trust Certificates                   6.563%                                2/15/2012       2,500          2,600
CSX Corp.                                         6.30%                                3/15/2012       4,500          4,736
Delta Air Lines Enhanced
  Equipment Trust Certificates                   7.111%                                9/18/2011       5,250          4,817
ERAC USA Finance Co.                              7.35%                            6/15/2008 (2)         325            361
FedEx Corp.                                       3.50%                             4/1/2009 (2)       1,000            959
Hertz Corp.                                       6.35%                                6/15/2010       1,950          1,944
Hertz Corp.                                       7.40%                                 3/1/2011       1,000          1,046
Hertz Corp.                                      7.625%                                 6/1/2012       3,975          4,174
Kowloon-Canton Railway                            8.00%                                3/15/2010       2,000          2,305
Mass Transit Railway Corp.                        7.50%                                11/8/2010       2,500          2,842
MISC Capital Ltd.                                6.125%                             7/1/2014 (2)       3,100          3,088
Norfolk Southern Corp.                            6.75%                                2/15/2011       2,000          2,202
Northwest Airlines, Inc.
  Pass-Through Certificates                      6.841%                                 4/1/2011       2,000          1,930
Southwest Airlines Co.                            6.50%                                 3/1/2012       2,400          2,523
Union Pacific Corp.                               7.25%                                11/1/2008       3,500          3,871
Union Pacific Corp.                              3.625%                                 6/1/2010         500            468
Union Pacific Corp.                               6.65%                                1/15/2011         355            388
Union Pacific Corp.                               6.50%                                4/15/2012       1,500          1,614
United Air Lines Inc.                            7.186%                                 4/1/2011       1,963          1,629

OTHER (0.1%)
Black & Decker Corp.                             7.125%                                 6/1/2011       1,500          1,685
                                                                                                                  ---------
                                                                                                                  1,084,203
                                                                                                                  ---------
UTILITIES (4.3%)
  ELECTRIC (3.4%)
AEP Texas Central Co.                             5.50%                                2/15/2013       1,500          1,503
Alliant Energy Resources                          9.75%                                1/15/2013       1,000          1,258
American Electric Power                          5.375%                                3/15/2010       2,250          2,304
Arizona Public Service Co.                       6.375%                               10/15/2011       1,500          1,595
Arizona Public Service Co.                        5.80%                                6/30/2014         500            500
Arizona Public Service Co.                        4.65%                                5/15/2015       1,500          1,366
Boston Edison Co.                                4.875%                                4/15/2014       2,350          2,280
Centerpoint Energy Houston                        5.70%                                3/15/2013       2,000          2,032
Cincinnati Gas & Electric Co.                     5.70%                                9/15/2012       3,900          3,972
Commonwealth Edison Co.                           6.15%                                3/15/2012       2,500          2,671

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE         MARKET
                                                                                        MATURITY      AMOUNT         VALUE^
                                                 COUPON                                     DATE       (000)          (000)
---------------------------------------------------------------------------------------------------------------------------
Consolidated Edison, Inc.                        4.875%                                 2/1/2013      $5,000         $4,850
Constellation Energy Group, Inc.                 6.125%                                 9/1/2009       2,000          2,121
Constellation Energy Group, Inc.                  7.00%                                 4/1/2012       2,100          2,280
Consumers Energy Co.                             5.375%                                4/15/2013       1,000            977
Detroit Edison Co.                               6.125%                                10/1/2010       5,000          5,335
Dominion Resources, Inc.                          5.70%                                9/17/2012       2,000          2,034
Duke Capital Corp.                                7.50%                                10/1/2009       1,000          1,106
Duke Capital Corp.                                6.25%                                2/15/2013       1,000          1,019
Duke Capital Corp.                                5.50%                                 3/1/2014       1,000            955
Duke Energy Corp.                                 6.25%                                1/15/2012       3,300          3,437
Duke Energy Corp.                                5.625%                               11/30/2012       2,000          2,001
Energy East Corp.                                 6.75%                                6/15/2012       1,750          1,870
Exelon Generation Co. LLC                         6.95%                                6/15/2011       1,000          1,097
Florida Power & Light                             4.85%                                 2/1/2013       1,000            985
HQI Transelec Chile SA                           7.875%                                4/15/2011       3,550          3,954
Metropolitan Edison                              4.875%                             4/1/2014 (2)       1,000            935
MidAmerican Energy Co.                           5.125%                                1/15/2013       4,000          3,962
National Rural Utilities
  Cooperative Finance Corp.                       5.75%                                8/28/2009       7,000          7,415
National Rural Utilities
  Cooperative Finance Corp.                       7.25%                                 3/1/2012       1,660          1,885
National Rural Utilities
  Cooperative Finance Corp.                       4.75%                                 3/1/2014       2,000          1,905
NiSource Finance Corp.                           7.875%                               11/15/2010       4,000          4,578
NiSource Finance Corp.                            6.15%                                 3/1/2013       1,000          1,036
Northern States Power Co.                         8.00%                                8/28/2012       2,500          2,968
Ohio Power Co.                                    5.50%                                2/15/2013       2,000          2,018
Oncor Electric Delivery Co.                      6.375%                                 5/1/2012       1,250          1,344
Oncor Electric Delivery Co.                      6.375%                                1/15/2015       1,450          1,538
Pacific Gas & Electric Co.                        4.20%                                 3/1/2011       2,125          2,023
Pacific Gas & Electric Co.                        4.80%                                 3/1/2014       3,000          2,845
PacifiCorp                                        6.90%                               11/15/2011       3,400          3,768
Pepco Holdings, Inc.                              6.45%                                8/15/2012       1,925          1,997
PPL Energy Supply LLC                             6.40%                                11/1/2011       5,000          5,278
Progress Energy, Inc.                             7.10%                                 3/1/2011       9,850         10,794
PSEG Power Corp.                                  7.75%                                4/15/2011       1,000          1,134
PSEG Power Corp.                                  6.95%                                 6/1/2012       4,700          5,108
Public Service Co. of Colorado                   7.875%                                10/1/2012       1,500          1,770
Public Service Co. of Colorado                    5.50%                                 4/1/2014       1,000          1,011
SCANA Corp.                                       6.25%                                 2/1/2012       1,320          1,400
Southern California Edison Co.                    5.00%                                1/15/2014       2,525          2,462
Southern Power Co.                                6.25%                                7/15/2012       3,055          3,211
Tampa Electric                                   6.875%                                6/15/2012       1,000          1,070
TXU Energy Co.                                    7.00%                                3/15/2013       2,000          2,188
Wisconsin Energy Corp.                            6.50%                                 4/1/2011       1,200          1,293
XCEL Energy, Inc.                                 7.00%                                12/1/2010       2,500          2,774

NATURAL GAS (0.9%)
Consolidated Natural Gas                          6.25%                                11/1/2011      10,500         11,185
Duke Energy Field Services                       7.875%                                8/16/2010       2,400          2,738
Keyspan Corp.                                    7.625%                               11/15/2010       3,000          3,448

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE         MARKET
                                                                                        MATURITY      AMOUNT         VALUE^
INTERMEDIATE-TERM BOND INDEX FUND                COUPON                                     DATE       (000)          (000)
---------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                               6.50%                                 9/1/2012      $7,500         $7,928
Sempra Energy                                     7.95%                                 3/1/2010       2,500          2,879
Sempra Energy                                     6.00%                                 2/1/2013       2,000          2,065
Teppco Partners, LP                              7.625%                                2/15/2012       2,000          2,248
Trans-Canada Pipelines                            4.00%                                6/15/2013       3,000          2,734
                                                                                                               ------------
                                                                                                                    168,437
                                                                                                               ------------
---------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (COST $1,912,337)                                                                                               1,942,089
---------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. DOLLAR-DENOMINATED) (3.4%)
---------------------------------------------------------------------------------------------------------------------------
European Bank for Reconstruction                  5.00%                                5/19/2014       2,500          2,524
  & Development
Federation of Malaysia                            8.75%                                 6/1/2009       4,350          5,132
Federation of Malaysia                            7.50%                                7/15/2011       3,850          4,372
Kredit Fuer Wiederaufbau                          3.25%                                3/30/2009       4,675          4,520
Ontario Hydro Electric                            7.45%                                3/31/2013       2,000          2,365
People's Republic of China                        4.75%                               10/29/2013       5,000          4,804
Province of British Columbia                      4.30%                                5/30/2013       1,750          1,684
Province of Manitoba                              5.50%                                10/1/2008       2,500          2,648
Province of Manitoba                              7.50%                                2/22/2010       1,000          1,157
Province of Nova Scotia                           5.75%                                2/27/2012       2,500          2,657
Province of Ontario                               5.50%                                10/1/2008       3,000          3,173
Province of Ontario                              5.125%                                7/17/2012       2,250          2,284
Province of Quebec                                5.00%                                7/17/2009       3,100          3,207
Province of Quebec                               4.875%                                 5/5/2014       5,500          5,386
Province of Saskatchewan                         7.375%                                7/15/2013       1,000          1,176
Quebec Hydro Electric                             6.30%                                5/11/2011       6,000          6,551
Republic of Chile                                7.125%                                1/11/2012       3,500          3,888
Republic of Chile                                 5.50%                                1/15/2013       2,500          2,514
Republic of Italy                                 6.00%                                2/22/2011       2,000          2,151
Republic of Italy                                5.625%                                6/15/2012      17,800         18,739
Republic of Korea                                 4.25%                                 6/1/2013       3,000          2,759
Republic of Poland                                6.25%                                 7/3/2012       3,000          3,167
Republic of Poland                                5.25%                                1/15/2014       2,500          2,449
Republic of South Africa                         7.375%                                4/25/2012       4,150          4,506
State of Israel                                  4.625%                                6/15/2013       2,800          2,579
State of Israel                                  5.125%                                 3/1/2014       1,000            946
United Mexican States                            9.875%                                 2/1/2010      11,500         13,789
United Mexican States                            8.375%                                1/14/2011       6,500          7,329
United Mexican States                             7.50%                                1/14/2012       2,000          2,150
United Mexican States                            6.375%                                1/16/2013       6,600          6,567
United Mexican States                            5.875%                                1/15/2014       1,000            958
United Mexican States                            6.625%                                 3/3/2015       1,500          1,474
---------------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
(COST $129,116)                                                                                                     129,605
---------------------------------------------------------------------------------------------------------------------------

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

---------------------------------------------------------------------------------------------------------------------------
                                                                                                        FACE         MARKET
                                                                                        MATURITY      AMOUNT         VALUE^
                                                 COUPON                                     DATE       (000)          (000)
---------------------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BOND
---------------------------------------------------------------------------------------------------------------------------
Wisconsin Public Service Rev.
(Cost $1,346)                                     4.80%                                 5/1/2013      $1,350        $ 1,326
---------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (7.3%)
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S.Government Obligations
  in a Pooled Cash Account--Note E        1.463%-1.465%                                 7/1/2004     239,417        239,417
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                       1.468%                                 7/1/2004      41,067         41,067
---------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $280,484)                                                                                                   280,484
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.6%)
(Cost $4,068,229)                                                                                                 4,077,411
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.6%)
---------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                113,922
Security Lending Collateral Payable to Brokers--Note E                                                            (239,417)
Other Liabilities                                                                                                  (91,683)
                                                                                                                  (217,178)
                                                                                                                 ----------
NET ASSETS (100%)                                                                                                $3,860,233
===========================================================================================================================

^See Note A in Notes to Financial Statements.

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.

(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securitieswas $49,296,000, representing 1.3% of net assets.

(3)Adjustable-rate note.

---------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                     AMOUNT
                                                                                                                      (000)
---------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                                                  $3,844,027
Undistributed Net                                                                                                        --
Investment Income
Accumulated Net Realized                                                                                              7,024
Gains
Unrealized Appreciation                                                                                               9,182
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                       $3,860,233
===========================================================================================================================
Investor Shares--Net Assets
Applicable to 286,230,973 outstanding $.001
  par value shares of beneficial interest                                                                        $2,975,822
(unlimited authorization)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                                                           $10.40
===========================================================================================================================
Admiral Shares--Net Assets
Applicable to 85,067,447 outstanding $.001
  par value shares of beneficial interest                                                                          $884,411
(unlimited authorization)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                                                            $10.40
===========================================================================================================================
See Note C in Notes to Financial  Statements for the tax-basis components of net assets.



                                       77
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
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                                                                                                   FACE        MARKET
                                                                                  MATURITY       AMOUNT        VALUE^
LONG-TERM BOND INDEX FUND                 COUPON                                      DATE        (000)         (000)
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (57.3%)
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (51.2%)
U.S. Treasury Bond                        12.50%                                 8/15/2014       $2,300        $3,211
U.S. Treasury Bond                        11.75%                                11/15/2014        2,750         3,776
U.S. Treasury Bond                        11.25%                                 2/15/2015        4,215         6,502
U.S. Treasury Bond                       10.625%                                 8/15/2015          725         1,089
U.S. Treasury Bond                        9.875%                                11/15/2015        4,150         5,975
U.S. Treasury Bond                         9.25%                                 2/15/2016       14,300        19,852
U.S. Treasury Bond                         7.50%                                11/15/2016        2,320         2,859
U.S. Treasury Bond                         8.75%                                 5/15/2017       23,040        31,234
U.S. Treasury Bond                        8.875%                                 8/15/2017       27,800        38,095
U.S. Treasury Bond                        9.125%                                 5/15/2018       16,600        23,302
U.S. Treasury Bond                         9.00%                                11/15/2018        7,425        10,363
U.S. Treasury Bond                        8.875%                                 2/15/2019       26,900        37,231
U.S. Treasury Bond                        8.125%                                 8/15/2019        7,545         9,882
U.S. Treasury Bond                         8.50%                                 2/15/2020       13,875        18,779
U.S. Treasury Bond                         8.75%                                 5/15/2020        7,675        10,614
U.S. Treasury Bond                         8.75%                                 8/15/2020        8,000        11,079
U.S. Treasury Bond                        7.875%                                 2/15/2021       20,305        26,206
U.S. Treasury Bond                        8.125%                                 5/15/2021        1,350         1,783
U.S. Treasury Bond                        8.125%                                 8/15/2021       18,285        24,188
U.S. Treasury Bond                         8.00%                                11/15/2021       28,595        37,482
U.S. Treasury Bond                         7.25%                                 8/15/2022       17,275        21,165
U.S. Treasury Bond                        7.625%                                11/15/2022       23,620        30,042
U.S. Treasury Bond                        7.125%                                 2/15/2023        3,825         4,638
U.S. Treasury Bond                         6.25%                                 8/15/2023          200           222
U.S. Treasury Bond                        6.875%                                 8/15/2025       22,000        26,166
U.S. Treasury Bond                         6.75%                                 8/15/2026       28,650        33,677
U.S. Treasury Bond                         6.50%                                11/15/2026        2,200         2,516
U.S. Treasury Bond                        6.625%                                 2/15/2027       10,040        11,654
U.S. Treasury Bond                        6.375%                                 8/15/2027       16,730        18,887
U.S. Treasury Bond                        6.125%                                11/15/2027       14,825        16,254
U.S. Treasury Bond                         5.50%                                 8/15/2028       19,250        19,503
U.S. Treasury Bond                         5.25%                                11/15/2028       25,145        24,630
U.S. Treasury Bond                         5.25%                                 2/15/2029        4,100         4,020
U.S. Treasury Bond                        6.125%                                 8/15/2029        2,500         2,749
U.S. Treasury Bond                         6.25%                                 5/15/2030        2,775         3,107
                                                                                                            ---------
                                                                                                              542,732
                                                                                                            ---------
AGENCY BONDS AND NOTES (6.1%)
Federal Home Loan Bank*                   5.125%                                  3/6/2006        3,000         3,113
Federal Home Loan Mortgage                 6.75%                                 9/15/2029        3,450         3,840
Corp.*
Federal Home Loan Mortgage                 6.75%                                 3/15/2031        5,500         6,129
Corp.*
Federal Home Loan Mortgage                 6.25%                                 7/15/2032        5,350         5,610
Corp.*
Federal National Mortgage                  0.00%                                  6/1/2017        6,325         3,007
Assn.*
Federal National Mortgage                  0.00%                                 10/9/2019        8,300         3,338
Assn.*
Federal National Mortgage                  6.25%                                 5/15/2029        2,125         2,229
Assn.*
Federal National Mortgage                 7.125%                                 1/15/2030        5,325         6,193
Assn.*
Federal National Mortgage                  7.25%                                 5/15/2030        4,935         5,825
Assn.*
Federal National Mortgage                 6.625%                                11/15/2030        7,200         7,920
Assn.*
Federal National Mortgage                  6.21%                                  8/6/2038        1,000         1,045
Assn.*
State of Israel (U.S.                      5.50%                                 9/18/2023        1,375         1,366
Government Guaranteed)

---------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE          MARKET
                                                                                 MATURITY       AMOUNT          VALUE^
                                          COUPON                                     DATE        (000)           (000)
----------------------------------------------------------------------------------------------------------------------
State of Israel (U.S.                      5.50%                                12/4/2023         $325            $323
Government Guaranteed)
State of Israel (U.S.                      5.50%                                4/26/2024        1,400           1,389
Government Guaranteed)
Student Loan Marketing Assn.*              0.00%                                10/3/2022        1,400             453
Tennessee Valley Auth.*                    6.25%                               12/15/2017        2,600           2,779
Tennessee Valley Auth.*                    6.75%                                11/1/2025        4,500           5,064
Tennessee Valley Auth.*                   7.125%                                 5/1/2030        4,750           5,527
                                                                                                              --------
                                                                                                                65,150
                                                                                                              --------
----------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $599,179)                                                                                              607,882
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (35.9%)
----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.3%)
PSE&G Transition Funding LLC               6.89%                           12/15/2017 (1)        2,500           2,810

FINANCE (9.0%)
  BANKING (4.8%)
Abbey National PLC                         7.95%                               10/26/2029        2,050           2,433
ABN AMRO Bank NV                           4.65%                                 6/4/2018        1,000             885
Asian Development Bank                    5.593%                                7/16/2018        2,200           2,249
Bank of America Corp.                     5.375%                                6/15/2014        1,000             991
Bank of America Corp.                     5.125%                               11/15/2014        2,000           1,948
Bank of America Corp.                      5.25%                                12/1/2015        1,125           1,078
Bank One Corp.                             7.75%                                7/15/2025        2,000           2,298
BB&T Corp.                                 5.20%                               12/23/2015          825             793
Citicorp Capital II                       8.015%                                2/15/2027          450             496
Citicorp Lease Pass-Through                7.22%                            6/15/2005 (2)           91              94
Trust
Citicorp Lease Pass-Through                8.04%                           12/15/2019 (2)          450             512
Trust
Citigroup, Inc.                           4.875%                                 5/7/2015          600             566
Citigroup, Inc.                           6.625%                                6/15/2032        1,000           1,032
Citigroup, Inc.                           5.875%                                2/22/2033        1,150           1,076
Citigroup, Inc.                            6.00%                               10/31/2033        1,200           1,133
CoreStates Capital Corp.                   8.00%                           12/15/2026 (2)        2,300           2,516
Credit Suisse First Boston USA,           7.125%                                7/15/2032        1,250           1,368
Inc.
Deutsche Bank Financial LLC               5.375%                                 3/2/2015        1,050           1,031
Fifth Third Bank                           4.50%                                 6/1/2018          750             664
First Union Corp.                          7.50%                                4/15/2035          250             291
Fleet Capital Trust II                     7.92%                               12/11/2026        1,150           1,250
Fleet Financial Group, Inc.               6.875%                                1/15/2028          400             437
HSBC Holdings PLC                          5.25%                               12/12/2012          500             500
Inter-American Development Bank            7.00%                                6/15/2025          750             865
International Bank For
  Reconstruction & Development            7.625%                                1/19/2023        1,507           1,853
International Bank for
  Reconstruction & Development            8.875%                                 3/1/2026        1,000           1,398
J.P. Morgan Chase & Co.                    5.25%                                 5/1/2015        2,200           2,106
JPM Capital Trust II                       7.95%                                 2/1/2027          500             545
Key Bank NA                                6.95%                                 2/1/2028        1,193           1,252
Mellon Capital II                         7.995%                                1/15/2027        2,100           2,319
National City Corp.                       6.875%                                5/15/2019        1,200           1,301
NationsBank Corp.                          7.75%                                8/15/2015        1,000           1,170
NationsBank Corp.                          7.25%                               10/15/2025          375             418

----------------------------------------------------------------------------------------------------------------------
                                                                                                   FACE         MARKET
                                                                                 MATURITY        AMOUNT         VALUE^
LONG-TERM BOND INDEX FUND                COUPON                                      DATE         (000)          (000)
----------------------------------------------------------------------------------------------------------------------
NB Capital Trust IV                       8.25%                                 4/15/2027          $400           $449
PNC Funding Corp.                         5.25%                                11/15/2015           500            476
Royal Bank of Scotland Group              4.70%                                  7/3/2018           500            442
PLC
Royal Bank of Scotland Group             7.648%                                 8/31/2049         2,075          2,327
PLC
SunTrust Banks, Inc.                      5.45%                                 12/1/2017           700            689
SunTrust Capital II                       7.90%                                 6/15/2027           750            822
Swiss Bank Corp.                          7.00%                                10/15/2015         1,000          1,134
Swiss Bank Corp.                         7.375%                                 6/15/2017           550            649
US Bancorp                                8.27%                                12/15/2026           750            837
US Bank NA                                6.30%                                  2/4/2014           600            636
US Bank NA                                4.80%                                 4/15/2015         1,000            944
Washington Mutual Capital I              8.375%                                  6/1/2027         1,000          1,118
Wells Fargo & Co.                         5.00%                                11/15/2014         1,000            960
Zions Bancorp.                            6.00%                                 9/15/2015           750            756

BROKERAGE (1.2%)
Bear Stearns Co., Inc.                    5.70%                                11/15/2014         1,400          1,405
Bear Stearns Co., Inc.                    4.65%                                  7/2/2018           500            441
Dean Witter, Discover & Co.               6.75%                                10/15/2013           200            216
Goldman Sachs Group, Inc.                 5.50%                                11/15/2014         1,950          1,916
Goldman Sachs Group, Inc.                6.125%                                 2/15/2033         1,200          1,135
Goldman Sachs Group, Inc.                6.345%                                 2/15/2034         2,700          2,536
Lehman Brothers Holdings, Inc.            8.80%                                  3/1/2015         1,000          1,220
Merrill Lynch & Co., Inc.                 5.30%                                 9/30/2015         1,200          1,165
Merrill Lynch & Co., Inc.                6.875%                                11/15/2018         1,250          1,363
Morgan Stanley Dean Witter                7.25%                                  4/1/2032         1,000          1,116

FINANCE COMPANIES (1.1%)
General Electric Capital Corp.            6.75%                                 3/15/2032         6,125          6,590
Household Finance Corp.                  7.625%                                 5/17/2032           750            877
Household Finance Corp.                   7.35%                                11/27/2032           200            227
MBNA Corp.                                5.00%                                 6/15/2015           500            464
SLM Corp.                                 5.05%                                11/14/2014         1,400          1,340
SLM Corp.                                5.625%                                  8/1/2033         1,950          1,779

INSURANCE (1.6%)
ACE Capital Trust II                      9.70%                                  4/1/2030         1,000          1,300
Aetna, Inc./Lion Connecticut              6.97%                                 8/15/2004         1,000          1,071
Holdings
Allstate Corp.                           6.125%                                12/15/2032         1,250          1,238
American General Capital II               8.50%                                  7/1/2030           400            508
Aon Capital Trust                        8.205%                                  1/1/2027           900            986
Arch Capital Group Ltd.                   7.35%                                  5/1/2034           500            496
Assurant, Inc.                            6.75%                                 2/15/2034           450            447
AXA SA                                    8.60%                                12/15/2030         1,700          2,092
GE Global Insurance Holdings              6.45%                                  3/1/2019           400            411
Corp.
GE Global Insurance Holdings              7.00%                                 2/15/2026           700            735
Corp.
GE Global Insurance Holdings              7.75%                                 6/15/2030           400            455
Corp.
Genworth Financial, Inc.                  6.50%                                 6/15/2034           525            530
Hartford Life, Inc.                      7.375%                                  3/1/2031           800            910
Loews Corp.                               5.25%                                 3/15/2016           900            832
Marsh & McLennan Cos., Inc.              5.875%                                  8/1/2033           400            377

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                                                                                                  FACE          MARKET
                                                                                 MATURITY       AMOUNT          VALUE^
                                         COUPON                                      DATE        (000)           (000)
----------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                             6.50%                                12/15/2032         $500            $514
MetLife, Inc.                            6.375%                                 6/15/2034          800             800
Progressive Corp.                        6.625%                                  3/1/2029        1,000           1,054
Prudential Financial, Inc.                5.75%                                 7/15/2033          500             461
Safeco Capital Trust I                   8.072%                                 7/15/2037          800             874
Travelers Property Casualty              6.375%                                 3/15/2033        1,000             988
Corp.

REAL ESTATE INVESTMENT TRUSTS (0.2%)
Boston Properties, Inc.                  5.625%                                 4/15/2015          500             488
EOP Operating LP                         7.875%                                 7/15/2031        1,100           1,237
ERP Operating LP                          5.20%                                  4/1/2013          500             491
Health Care REIT, Inc.                    6.00%                                11/15/2013          300             297

OTHER (0.1%)
J. Paul Getty Trust                      5.875%                                 10/1/2033          750             731
                                                                                                               -------
                                                                                                                95,220
                                                                                                               -------
INDUSTRIAL (23.3%)
  BASIC INDUSTRY (1.3%)
Alcan, Inc.                               7.25%                                 3/15/2031          750             837
Alcan, Inc.                              6.125%                                12/15/2033          500             484
Aluminum Co. of America                   6.75%                                 1/15/2028          500             539
BHP Finance USA Ltd.                      6.42%                                  3/1/2026        1,000           1,040
Dow Chemical Co.                         7.375%                                 11/1/2029        1,000           1,085
E.I. du Pont de Nemours & Co.             6.50%                                 1/15/2028          300             319
Eastman Chemical Co.                      7.25%                                 1/15/2024          400             425
Eastman Chemical Co.                      7.60%                                  2/1/2027          300             330
Inco Ltd.                                 5.70%                                10/15/2015          700             682
International Paper Co.                   5.50%                                 1/15/2014          250             245
International Paper Co.                   5.30%                                  4/1/2015        1,600           1,522
International Paper Co.                   5.25%                                  4/1/2016          300             282
Placer Dome, Inc.                         6.45%                                10/15/2035          500             498
Rohm & Haas Co.                           9.80%                                 4/15/2020          440             560
Rohm & Haas Co.                           7.85%                                 7/15/2029          800             958
Westvaco Corp.                            8.20%                                 1/15/2030          850             970
Weyerhaeuser Co.                          8.50%                                 1/15/2025          600             718
Weyerhaeuser Co.                         7.375%                                 3/15/2032        1,400           1,523
Willamette Ind.                           7.85%                                  7/1/2026        1,000           1,130

CAPITAL GOODS (2.1%)
Caterpillar, Inc.                         7.30%                                  5/1/2031          250             291
Caterpillar, Inc.                         6.95%                                  5/1/2042        1,425           1,588
CRH America Inc.                          6.40%                                10/15/2033          500             501
Deere & Co.                               8.10%                                 5/15/2030          750             942
Emerson Electric Co.                      5.00%                                12/15/2014          600             588
General Dynamics Corp.                   5.375%                                 8/15/2015          500             500
Hutchison Whampoa International           6.25%                             1/24/2014 (2)          250             242
Ltd.
Lockheed Martin Corp.                     8.50%                                 12/1/2029        2,750           3,444
Masco Corp.                               7.75%                                  8/1/2029          550             643
Masco Corp.                               6.50%                                 8/15/2032          500             509
Northrop Grumman Corp.                    7.75%                                 2/15/2031        2,150           2,505
Raytheon Co.                              7.20%                                 8/15/2027          850             921

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                                                                                                  FACE          MARKET
                                                                                 MATURITY       AMOUNT          VALUE^
LONG-TERM BOND INDEX FUND                COUPON                                      DATE        (000)           (000)
----------------------------------------------------------------------------------------------------------------------
Raytheon Co.                              7.00%                                 11/1/2028       $1,000          $1,061
The Boeing Co.                            8.75%                                 8/15/2021          300             376
The Boeing Co.                           6.125%                                 2/15/2033        1,050           1,020
The Boeing Co.                           6.625%                                 2/15/2038          700             701
TRW, Inc.                                 7.75%                                  6/1/2029          250             289
Tyco International Group SA               7.00%                                 6/15/2028        1,000           1,052
Tyco International Group SA              6.875%                                 1/15/2029          500             519
United Technologies Corp.                8.875%                                11/15/2019          545             712
United Technologies Corp.                 6.70%                                  8/1/2028          250             269
United Technologies Corp.                 7.50%                                 9/15/2029          775             917
USA Waste Services, Inc.                  7.00%                                 7/15/2028        1,450           1,515
Waste Management, Inc.                    7.75%                                 5/15/2032          675             771

COMMUNICATION (6.0%)
Alltel Corp.                             7.875%                                  7/1/2032        1,000           1,160
Ameritech Capital Funding                 6.55%                                 1/15/2028        1,000           1,007
AT&T Broadband Corp.                     9.455%                                11/15/2022        1,473           1,904
AT&T Corp.                                8.75%                                11/15/2031        2,550           2,481
AT&T Wireless Services, Inc.              8.75%                                  3/1/2031        2,550           3,120
BellSouth Capital Funding                7.875%                                 2/15/2030        2,500           2,903
BellSouth Corp.                          6.875%                                10/15/2031        1,550           1,611
BellSouth Corp.                           6.55%                                 6/15/2034        1,575           1,578
BellSouth Telecommunications             6.375%                                  6/1/2028          500             495
British Telecommunications PLC           8.875%                                12/15/2030        2,875           3,555
Century Tel Enterprises                  6.875%                                 1/15/2028          250             243
Cingular Wireless                        7.125%                                12/15/2031          700             734
Citizens Communications                   9.00%                                 8/15/2031          425             414
Clear Channel Communications,             7.25%                                10/15/2027          700             744
Inc.
Comcast Cable Communications,            8.875%                                  5/1/2017        1,000           1,222
Inc.
Comcast Corp.                             6.50%                                 1/15/2015        1,000           1,041
Comcast Corp.                             7.05%                                 3/15/2033          900             937
Cox Communications, Inc.                  5.50%                                 10/1/2015          500             480
Deutsche Telekom International            8.75%                                 6/15/2030        4,150           5,063
Finance
France Telecom                            9.50%                                  3/1/2031        2,525           3,166
Grupo Televisa SA                         8.50%                                 3/11/2032          250             253
GTE Corp.                                 8.75%                                 11/1/2021          900           1,107
GTE Corp.                                 6.94%                                 4/15/2028        1,175           1,199
Koninklijke KPN NV                       8.375%                                 10/1/2030        1,000           1,209
Michigan Bell Telephone Co.               7.85%                                 1/15/2022        1,522           1,778
New England Telephone &                  6.875%                                 10/1/2023          110             113
Telegraph Co.
New England Telephone &                  7.875%                                11/15/2029          600             688
Telegraph Co.
News America Holdings, Inc.               9.25%                                  2/1/2013          500             629
News America Holdings, Inc.               8.00%                                10/17/2016          750             877
News America Holdings, Inc.               8.15%                                10/17/2036          625             748
News America Holdings, Inc.               7.75%                                 12/1/2045          525             600
Pacific Bell                             7.125%                                 3/15/2026          550             585
Sprint Capital Corp.                     7.625%                                 1/30/2011           25              28
Sprint Capital Corp.                     6.875%                                11/15/2028        1,700           1,630
Sprint Capital Corp.                      8.75%                                 3/15/2032        4,100           4,778
TCI Communications, Inc.                  8.75%                                  8/1/2015          400             482
Telecom Italia Capital                   6.375%                             11/15/2033(2)        1,100           1,061

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                                                                                                   FACE         MARKET
                                                                                 MATURITY        AMOUNT         VALUE^
                                         COUPON                                      DATE         (000)          (000)
----------------------------------------------------------------------------------------------------------------------
Tele-Communications, Inc.                7.875%                                  8/1/2013     $     250           $286
Telefonica Europe BV                      8.25%                                 9/15/2030         1,100          1,337
Time Warner Entertainment                8.375%                                 3/15/2023         2,150          2,499
Time Warner Entertainment                8.375%                                 7/15/2033           300            355
US Cellular                               6.70%                                12/15/2033           450            427
Verizon Global Funding Corp.             7.375%                                  9/1/2012           750            846
Verizon Global Funding Corp.              7.75%                                 12/1/2030         2,000          2,241
Verizon New York, Inc.                   7.375%                                  4/1/2032         1,050          1,103
Vodafone AirTouch PLC                    7.875%                                 2/15/2030           800            946
Vodafone Group PLC                       4.625%                                 7/15/2018         1,500          1,324
Vodafone Group PLC                        6.25%                                11/30/2032           200            199

CONSUMER CYCLICAL (4.8%)
AOL Time Warner, Inc.                    7.625%                                 4/15/2031         5,000          5,482
AOL Time Warner, Inc.                     7.70%                                  5/1/2032           950          1,053
Cendant Corp.                            7.125%                                 3/15/2015           550            604
Chrysler Corp.                            7.45%                                  3/1/2027         1,000          1,020
DaimlerChrysler North America             8.50%                                 1/18/2031         2,025          2,318
Holding Corp.
Dayton Hudson Corp.                       6.65%                                  8/1/2028           725            771
Delphi Corp.                              6.50%                                 8/15/2013           700            710
Federated Department Stores,              6.79%                                 7/15/2027           200            206
Inc.
Federated Department Stores,              7.00%                                 2/15/2028           600            629
Inc.
Federated Department Stores,              6.90%                                  4/1/2029           250            259
Inc.
Ford Motor Co.                           6.625%                                 10/1/2028         1,750          1,522
Ford Motor Co.                           6.375%                                  2/1/2029         2,500          2,105
Ford Motor Co.                            7.45%                                 7/16/2031         6,650          6,308
Ford Motor Co.                            8.90%                                 1/15/2032         1,150          1,228
General Motors Acceptance Corp.           8.00%                                 11/1/2031         5,120          5,238
General Motors Corp.                      8.25%                                 7/15/2023           925            966
General Motors Corp.                      7.40%                                  9/1/2025         2,075          1,999
General Motors Corp.                      6.75%                                  5/1/2028         2,250          2,022
General Motors Corp.                     8.375%                                 7/15/2033         3,275          3,446
Kohl's Corp.                              6.00%                                 1/15/2033           400            383
Liberty Media Corp.                       8.25%                                  2/1/2030         1,575          1,807
Lowe's Cos., Inc.                        6.875%                                 2/15/2028           550            601
Lowe's Cos., Inc.                         6.50%                                 3/15/2029           300            315
May Department Stores Co.                 9.75%                                 2/15/2021            34             43
Nordstrom, Inc.                           6.95%                                 3/15/2028           300            316
Pulte Homes, Inc.                        7.875%                                 6/15/2032         1,000          1,093
Target Corp.                              7.00%                                 7/15/2031           200            223
Target Corp.                              6.35%                                 11/1/2032           700            722
The Walt Disney Co.                       7.00%                                  3/1/2032         1,300          1,398
Time Warner, Inc.                         9.15%                                  2/1/2023           500            621
Time Warner, Inc.                         7.57%                                  2/1/2024           500            539
Viacom International Inc.                7.875%                                 7/30/2030         2,115          2,498
Viacom International Inc.                 5.50%                                 5/15/2033           500            445
Wal-Mart Stores, Inc.                     7.55%                                 2/15/2030         1,300          1,555

CONSUMER NONCYCLICAL (3.7%)
Albertson's, Inc.                         7.45%                                  8/1/2029           500            538
Albertson's, Inc.                         8.00%                                  5/1/2031         1,500          1,724

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                                                                                                   FACE         MARKET
                                                                                 MATURITY        AMOUNT         VALUE^
LONG-TERM BOND INDEX FUND                COUPON                                      DATE         (000)          (000)
----------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                        7.00%                                 11/4/2013          $200           $204
Anheuser-Busch Cos., Inc.                7.125%                                  7/1/2017           600            662
Anheuser-Busch Cos., Inc.                 6.80%                                 8/20/2032         2,125          2,341
Archer-Daniels-Midland Co.               8.375%                                 4/15/2017         1,000          1,247
Archer-Daniels-Midland Co.               5.935%                                 10/1/2032         1,250          1,220
AstraZeneca PLC                           5.40%                                  6/1/2014           750            763
Baxter International, Inc.               4.625%                                 3/15/2015           750            690
Bristol-Myers Squibb Co.                  7.15%                                 6/15/2023           700            784
Bristol-Myers Squibb Co.                  6.80%                                11/15/2026           239            259
C.R. Bard, Inc.                           6.70%                                 12/1/2026           500            532
CIGNA Corp.                              7.875%                                 5/15/2027           250            286
Coca-Cola Enterprises Inc.                8.50%                                  2/1/2022         1,350          1,709
Coca-Cola Enterprises Inc.                6.95%                                11/15/2026         1,250          1,376
Coca-Cola Enterprises Inc.                6.75%                                 9/15/2028         1,250          1,348
Conagra, Inc.                             9.75%                                  3/1/2021           750          1,004
Conagra, Inc.                             8.25%                                 9/15/2030           750            918
Eli Lilly & Co.                          7.125%                                  6/1/2025         1,000          1,125
GlaxoSmithKline Capital Inc.             5.375%                                 4/15/2034           950            863
Grand Metropolitan Investment             7.45%                                 4/15/2035           500            588
Corp.
H.J. Heinz Co.                           6.375%                                 7/15/2028           675            695
Johnson & Johnson                         4.95%                                 5/15/2033         1,250          1,092
Kellogg Co.                               7.45%                                  4/1/2031         1,325          1,526
Kraft Foods, Inc.                         6.50%                                 11/1/2031         1,050          1,059
Kroger Co.                                7.70%                                  6/1/2029           200            225
Kroger Co.                                8.00%                                 9/15/2029         1,175          1,365
Merck & Co.                               6.40%                                  3/1/2028         1,000          1,055
Pepsi Bottling Group, Inc.                7.00%                                  3/1/2029         1,200          1,333
Pharmacia Corp.                           6.60%                                 12/1/2028         1,500          1,622
Philip Morris Cos., Inc.                  7.75%                                 1/15/2027           550            564
Procter & Gamble Co.                      5.50%                                  2/1/2034           300            282
Procter & Gamble Co. ESOP                 9.36%                                  1/1/2021         2,505          3,289
Safeway, Inc.                             7.25%                                  2/1/2031           931            983
Sara Lee Corp.                           6.125%                                 11/1/2032           500            497
Schering-Plough Corp.                     6.50%                                 12/1/2033         1,175          1,167
Unilever Capital Corp.                    5.90%                                11/15/2032         1,500          1,455
Wyeth                                     6.45%                                  2/1/2024           725            691
Wyeth                                     6.50%                                  2/1/2034           675            638

ENERGY (3.0%)
Alberta Energy Co. Ltd.                  7.375%                                 11/1/2031         1,250          1,409
Anadarko Finance Co.                      7.50%                                  5/1/2031         1,050          1,199
Apache Finance Canada                     7.75%                                12/15/2029           300            362
Baker Hughes, Inc.                       6.875%                                 1/15/2029           500            549
Burlington Resources, Inc.                7.40%                                 12/1/2031         1,450          1,648
Canadian Natural Resources                7.20%                                 1/15/2032           600            673
Conoco Funding Co.                        7.25%                                10/15/2031           500            570
Conoco, Inc.                              6.95%                                 4/15/2029           900            992
ConocoPhillips                            5.90%                                10/15/2032           500            484
Devon Energy Corp.                        7.95%                                 4/15/2032           650            752
Devon Financing Corp.                    7.875%                                 9/30/2031         1,550          1,782
Halliburton Co.                           8.75%                                 2/15/2021           400            474

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                                                                                                   Face          Market
                                                                                  Maturity       Amount          Value^
                                         Coupon                                       Date        (000)           (000)
-----------------------------------------------------------------------------------------------------------------------

Kerr McGee Corp.                          6.95%                                   7/1/2024       $1,050          $1,046
Marathon Oil Corp.                        6.80%                                  3/15/2032          750             782
Nexen, Inc.                              7.875%                                  3/15/2032          300             348
Noble Drilling Corp.                      7.50%                                  3/15/2019          400             449
Norsk Hydro                               7.50%                                  10/1/2016          250             289
Norsk Hydro                               7.25%                                  9/23/2027          950           1,076
Norsk Hydro                               7.15%                                  1/15/2029        1,000           1,124
Occidental Petroleum                      7.20%                                   4/1/2028        1,400           1,561
Pemex Project Funding Master             8.625%                                   2/1/2022        1,550           1,604
Trust
Pemex Project Funding Master             7.375%                                 12/15/2014        2,900           2,951
Trust
Petro-Canada                              7.00%                                 11/15/2028          250             266
Petro-Canada                              5.35%                                  7/15/2033        1,000             855
Petronas Capital Ltd.                    7.875%                                  5/22/2022(2)       350             386
Suncor Energy, Inc.                       7.15%                                   2/1/2032          800             895
Tosco Corp.                               7.80%                                   1/1/2027          350             416
Tosco Corp.                              8.125%                                  2/15/2030        2,500           3,108
Transocean Sedco Forex, Inc.              7.50%                                  4/15/2031        1,500           1,703
Union Oil Co. of California               7.50%                                  2/15/2029        1,000           1,133
Valero Energy Corp.                       7.50%                                  4/15/2032        1,000           1,110

TECHNOLOGY (0.6%)
Arrow Electronics, Inc.                  6.875%                                   7/1/2013          300             312
Electronic Data Systems                   6.00%                                   8/1/2013          300             287
International Business                    7.00%                                 10/30/2025          750             833
Machines Corp.
International Business                    6.50%                                  1/15/2028        1,800           1,886
Machines Corp.
International Business                   5.875%                                 11/29/2032        1,000             972
Machines Corp.
International Business                   7.125%                                  12/1/2096          400             434
Machines Corp.
Motorola, Inc.                            7.50%                                  5/15/2025          400             428
Motorola, Inc.                            6.50%                                 11/15/2028        1,000             965
Science Applications                      5.50%                                   7/1/2033          500             445
International Corp.

TRANSPORTATION (1.8%)
Burlington Northern Santa Fe              7.00%                                 12/15/2025          400             430
Corp.
Burlington Northern Santa Fe              7.95%                                  8/15/2030        1,300           1,563
Corp.
Canadian National Railway Co.             6.80%                                  7/15/2018        1,025           1,116
Canadian Pacific Rail                    7.125%                                 10/15/2031          925           1,035
CNF, Inc.                                 6.70%                               5/1/2034 (2)          700             687
Consolidated Rail Corp.                   9.75%                                  6/15/2020          450             602
Consolidated Rail Corp.                  7.875%                                  5/15/2043          250             290
Continental Airlines Enhanced
Equipment Trust Certificates             6.648%                                  9/15/2017        2,743           2,551
CSX Corp.                                 7.95%                                   5/1/2027        1,200           1,383
Delta Air Lines Enhanced
Equipment Trust Certificates             7.111%                                  9/18/2011          375             344
Federal Express Corp.                     7.60%                                   7/1/2097        1,000           1,132
Norfolk Southern Corp.                    7.70%                                  5/15/2017        2,400           2,786
Norfolk Southern Corp.                    7.80%                                  5/15/2027          300             346
Norfolk Southern Corp.                    7.25%                                  2/15/2031          275             301
Norfolk Southern Corp.                    7.05%                                   5/1/2037          400             425
Norfolk Southern Corp.                    7.90%                                  5/15/2097          100             115
Northwest Airlines, Inc.
Pass-Through Certificates                6.841%                                   4/1/2011          975             941

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                                                                                                   FACE           MARKET
                                                                                  MATURITY       AMOUNT           VALUE^
LONG-TERM BOND INDEX FUND                COUPON                                       DATE        (000)            (000)
------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                       7.00%                                   2/1/2016         $550             $604
Union Pacific Corp.                      7.125%                                   2/1/2028        1,000            1,083
Union Pacific Corp.                      6.625%                                   2/1/2029          400              410
United Parcel Service of America         8.375%                                   4/1/2030          500              652

OTHER
Rockwell International Corp.              6.70%                                  1/15/2028          300              316
                                                                                                             -----------
                                                                                                                 247,043
                                                                                                             -----------
UTILITIES (3.3%)
  ELECTRIC (2.8%)
AEP Texas Central Co.                     6.65%                                  2/15/2033        1,600            1,638
Alabama Power Co.                         5.50%                                 10/15/2017        2,000            1,997
American Electric Power                   5.25%                                   6/1/2015          500              477
Arizona Public Service Co.                4.65%                                  5/15/2015          775              706
Centerpoint Energy Houston                5.75%                                  1/15/2014          500              509
Cleveland Electric Illumination           7.88%                                  11/1/2017          250              288
Co.
Commonwealth Edison Co.                   4.70%                                  4/15/2015          700              662
Constellation Energy Group, Inc.          4.55%                                  6/15/2015          500              447
Constellation Energy Group, Inc.          7.60%                                   4/1/2032          850              944
Dominion Resources, Inc.                  5.25%                                   8/1/2015          250              239
Dominion Resources, Inc.                  6.75%                                 12/15/2032        1,000            1,011
Dominion Resources, Inc.                  6.30%                                  3/15/2033        1,150            1,094
Duke Capital Corp.                        6.75%                                  2/15/2032          575              560
Duke Energy Corp.                         6.00%                                  12/1/2028          400              370
Duke Energy Corp.                         6.45%                                 10/15/2032        1,200            1,175
Florida Power & Light                     5.95%                                  10/1/2033          350              345
Florida Power & Light                    5.625%                                   4/1/2034          799              751
Jersey Central Power & Light             5.625%                               5/1/2016 (2)          675              661
MidAmerican Energy Co.                    6.75%                                 12/30/2031        1,300            1,406
National Rural Utilities
Cooperative Finance Corp.                 8.00%                                   3/1/2032        1,000            1,237
NiSource Finance Corp.                    5.40%                                  7/15/2014          425              414
Oncor Electric Delivery Co.              6.375%                                  1/15/2015          225              239
Oncor Electric Delivery Co.               7.00%                                   9/1/2022        1,350            1,464
Oncor Electric Delivery Co.               7.25%                                  1/15/2033          525              590
Pacific Gas & Electric Co.                6.05%                                   3/1/2034        3,150            2,963
PacifiCorp                                7.70%                                 11/15/2031          400              478
Pepco Holdings, Inc.                      7.45%                                  8/15/2032          300              320
Progress Energy, Inc.                     7.75%                                   3/1/2031          650              730
Progress Energy, Inc.                     7.00%                                 10/30/2031          800              825
PSEG Power Corp.                          5.50%                                  12/1/2015          850              811
PSEG Power Corp.                         8.625%                                  4/15/2031          400              489
South Carolina Electric & Gas            6.625%                                   2/1/2032          800              860
Co.
Southern California Edison Co.            4.65%                                   4/1/2015          500              466
Southern California Edison Co.            6.00%                                  1/15/2034          825              793
Southern California Edison Co.            5.75%                                   4/1/2035          400              371
United Utilities PLC                     5.375%                                   2/1/2019        1,000              929
Wisconsin Electric Power Co.             5.625%                                  5/15/2033          450              420

NATURAL GAS (0.5%)
Columbia Energy Group                     7.62%                                 11/28/2025          400              424

-----------------------------------------------------------------------------------------------------------------------
                                                                                                  Face           Market
                                                                                  Maturity      Amount           Value^
                                        Coupon                                        Date       (000)            (000)
-----------------------------------------------------------------------------------------------------------------------
Duke Energy Field Services              8.125%                                   8/16/2030       $500            $  583
Keyspan Corp.                            8.00%                                  11/15/2030       1,000            1,241
Kinder Morgan Energy Partners, LP        7.30%                                   8/15/2033       1,000            1,061
Kinder Morgan, Inc.                      6.50%                                    9/1/2012         350              370
KN Energy, Inc.                          7.25%                                    3/1/2028         100              107
Southern Union Co.                       7.60%                                    2/1/2024         500              528
Texas Gas Transmission                   4.60%                                    6/1/2015         500              457
Trans-Canada Pipelines                   4.00%                                   6/15/2013         800              729
Trans-Canada Pipelines                   5.60%                                   3/31/2034         500              457
                                                                                                              ---------
                                                                                                                 35,636
                                                                                                              ---------
-----------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(COST $375,374)                                                                                                 380,709
-----------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated) (4.0%)
-----------------------------------------------------------------------------------------------------------------------
Ontario Hydro Electric                   7.45%                                  3/31/2013       1,000             1,183
Province of British Columbia             6.50%                                  1/15/2026       1,500             1,635
Province of Manitoba                     9.25%                                   4/1/2020       1,500             2,055
Province of Nova Scotia                 9.125%                                   5/1/2021       1,280             1,739
Province of Quebec                      4.875%                                   5/5/2014         500               490
Province of Quebec                      7.125%                                   2/9/2024       2,000             2,312
Province of Quebec                       7.50%                                  9/15/2029       1,500             1,821
Province of Saskatchewan                7.375%                                  7/15/2013         600               706
Quebec Hydro Electric                    7.50%                                   4/1/2016       4,000             4,782
Quebec Hydro Electric                    9.40%                                   2/1/2021         480               658
Region of Lombardy                      5.804%                                 10/25/2032       1,000               984
Republic of Italy                       6.875%                                  9/27/2023       3,425             3,876
Republic of Italy                       5.375%                                  6/15/2033       2,300             2,144
Republic of South Africa                 6.50%                                   6/2/2014       1,000             1,010
Republic of South Africa                 8.50%                                  6/23/2017         750               851
United Mexican States                   5.875%                                  1/15/2014       1,000               958
United Mexican States                   6.625%                                   3/3/2015       1,800             1,769
United Mexican States                  11.375%                                  9/15/2016       1,250             1,750
United Mexican States                   8.125%                                 12/30/2019         250               267
United Mexican States                    8.00%                                  9/24/2022       4,000             4,152
United Mexican States                    8.30%                                  8/15/2031       6,400             6,688
United Mexican States                    7.50%                                   4/8/2033       1,000               965
-----------------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
(COST $42,284)                                                                                                   42,795
-----------------------------------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS (1.2%)
-----------------------------------------------------------------------------------------------------------------------
Illinois (Taxable Pension) GO            4.95%                                   6/1/2023         375               342
Illinois (Taxable Pension) GO            5.10%                                   6/1/2033       8,500             7,573
Kansas Dev. Finance Auth. Rev.
(Public Employee Retirement             5.501%                                   5/1/2034       1,000               946
System)
New Jersey Econ. Dev. Auth. State       7.425%                                  2/15/2029       1,250             1,480
Pension Rev.
New Jersey Turnpike Auth. Rev.          4.252%                                   1/1/2016         600               557
Oregon (Taxable Pension) GO             5.762%                                   6/1/2023         600               606
Oregon (Taxable Pension) GO             5.892%                                   6/1/2027         850               857
Wisconsin Public Service Rev.            5.70%                                   5/1/2026         900               883
-----------------------------------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS
(COST $13,473)                                                                                                   13,244
-----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                            FACE                  MARKET
                                                                          MATURITY        AMOUNT                  VALUE^
LONG-TERM BOND INDEX FUND                                    COUPON            DATE         (000)                  (000)
------------------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (13.1%)
------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E                    1.463%-1.465%       7/1/2004      $128,609                $128,609
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                                   1.468%       7/1/2004         9,842                   9,842
------------------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(COST $138,451)                                                                                                  138,451
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (111.5%)
(COST $1,168,761)                                                                                              1,183,081
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-11.5%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                              33,604
Security Lending Collateral Payable to Brokers--Note E                                                         (128,609)
Other Liabilities                                                                                               (27,135)
                                                                                                             -----------
                                                                                                               (122,140)
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 95,172,007 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                                                             1,060,941
========================================================================================================================
NET ASSET VALUE PER SHARE                                                                                         $11.15
========================================================================================================================

^See Note A in Notes to Financial Statements.
*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securities was $6,159,000, representing 0.6% of net assets.
GO--General Obligation Bond.

------------------------------------------------------------------------------------------------------------------------
AT JUNE 30, 2004, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------------------------------------
                                                                                        Amount                       Per
                                                                                         (000)                     Share
------------------------------------------------------------------------------------------------------------------------
Paid-in Capital                                                                     $1,052,580                    $11.06
Undistributed Net Investment Income                                                         --                        --
Accumulated Net Realized Losses                                                        (5,959)                     (.06)
Unrealized Appreciation                                                                 14,320                       .15
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $1,060,941                    $11.15
========================================================================================================================

See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

---------------------------------------------------------------------------------------------------------
                                          TOTAL         SHORT-TERM      INTERMEDIATE-            LONG-TERM
                                    BOND MARKET         BOND INDEX          TERM BOND           BOND INDEX
                                     INDEX FUND               FUND         INDEX FUND                 FUND
                                --------------------------------------------------------------------------
                                                            SIX MONTHS ENDED JUNE 30, 2004
----------------------------------------------------------------------------------------------------------
                                          (000)              (000)              (000)                (000)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                            $ 594,930           $ 68,021           $ 92,063             $ 28,458
  Security Lending                        1,666                620                232                   40
----------------------------------------------------------------------------------------------------------
  Total Income                          596,596             68,641             92,295               28,498
----------------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services          1,745                291                244                   67
    Management and Administrative
      Investor Shares                    15,696              2,547              2,398                  844
      Admiral Shares                        939                512                359                   --
      Institutional Shares                1,768                 --                 --                   --
    Marketing and Distribution
      Investor Shares                     1,531                307                243                   80
      Admiral Shares                        185                112                 71                   --
      Institutional Shares                  655                 --                 --                   --
  Custodian Fees                            197                 22                  2                    2
  Shareholders' Reports
    Investor Shares                         181                 22                 20                   11
    Admiral Shares                            2                  1                  1                   --
    Institutional Shares                     40                 --                 --                   --
  Trustees' Fees and Expenses                14                  2                  2                    1
----------------------------------------------------------------------------------------------------------
   Total Expenses                        22,953              3,816              3,340                1,005
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                   573,643             64,825             88,955               27,493
----------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold              1,525            (2,258)              8,993              (5,959)
  Swap Contracts                          7,772                 --                 --                   --
----------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                  9,297            (2,258)              8,993              (5,959)
----------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
 Investment Securities                (559,980)           (70,560)          (118,310)             (28,756)
 Swap Contracts                         (12,046)                --                 --                   --
----------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                       (572,026)           (70,560)          (118,310)             (28,756)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS            $ 10,914          $ (7,993)         $ (20,362)            $ (7,222)
==========================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income approximate the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                         TOTAL BOND MARKET
                                                             INDEX FUND
                                                      --------------------------
                                                   SIX MONTHS               YEAR
                                                        ENDED              ENDED
                                                JUNE 30, 2004      DEC. 31, 2003
                                                        (000)              (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                             $ 573,643        $ 1,137,871
  Realized Net Gain (Loss)                              9,297            350,471
  Change in Unrealized Appreciation (Depreciation)  (572,026)          (501,267)
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
  from Operations                                      10,914            987,075
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                 (380,647)          (782,870)
    Admiral Shares                                   (47,881)           (91,033)
    Institutional Shares                            (154,372)          (293,236)
  Realized Capital Gain
    Investor Shares                                  (25,578)                 --
    Admiral Shares                                    (3,186)                 --
    Institutional Shares                             (10,224)                 --
--------------------------------------------------------------------------------
  Total Distributions                               (621,888)        (1,167,139)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                   1,063,095            480,086
  Admiral Shares                                      133,210            300,562
  Institutional Shares                                562,591            109,434
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital
   Share Transactions                               1,758,896            890,082
--------------------------------------------------------------------------------
Total Increase (Decrease)                           1,147,922            710,018
--------------------------------------------------------------------------------
Net Assets
  Beginning of Period                              25,716,459         25,006,441
--------------------------------------------------------------------------------
  End of Period                                   $26,864,381        $25,716,459
================================================================================

----------------------------------------------------------------------------------------------------------------
                                                 SHORT-TERM                                   INTERMEDIATE-TERM
                                              BOND INDEX FUND                                  BOND INDEX FUND
                                         ------------------------                     --------------------------
                                       SIX MONTHS            YEAR                    SIX MONTHS             YEAR
                                            ENDED           ENDED                         ENDED            ENDED
                                    JUNE 30, 2004   DEC. 31, 2003                 JUNE 30, 2004    DEC. 31, 2003
                                            (000)           (000)                         (000)            (000)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                  $ 64,825       $ 120,032                      $ 88,955        $ 162,907
  Realized Net Gain (Loss)                (2,258)          40,215                         8,993           73,270
  Change in Unrealized Appreciation
   (Depreciation)                        (70,560)        (39,678)                     (118,310)         (57,262)
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations             (7,993)         120,569                      (20,362)          178,915
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                      (46,180)        (89,312)                      (68,861)        (127,648)
    Admiral Shares                       (18,645)        (30,720)                      (20,094)         (35,259)
    Institutional Shares                       --              --                            --               --
  Realized Capital Gain*
    Investor Shares                       (2,230)        (16,156)                       (4,155)         (31,403)
    Admiral Shares                          (876)         (6,264)                       (1,183)          (8,800)
    Institutional Shares                       --             --                            --                --
----------------------------------------------------------------------------------------------------------------
   Total Distributions                   (67,931)       (142,452)                      (94,293)        (203,110)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                         313,574         503,899                       313,975          353,619
  Admiral Shares                          151,598         409,011                       156,414           98,402
  Institutional Shares                         --              --                            --               --
----------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions             465,172         912,910                       470,389          452,021
----------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                 389,248         891,027                       355,734          427,826
----------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                   4,217,525       3,326,498                     3,504,499        3,076,673
----------------------------------------------------------------------------------------------------------------
End of Period                          $4,606,773      $4,217,525                    $3,860,233       $3,504,499
================================================================================================================

*Includes fiscal 2004 and 2003 short-term gain distributions by the Short-Term Bond Index Fund totaling $0 and $5,299,000, respectively, and by the Intermediate-Term Bond Index Fund totaling $0 and $0, respectively. Short-term gain distributions are treated as ordinary income for tax purposes.

-----------------------------------------------------------------------------------------------
                                                                      LONG-TERM
                                                                  BOND INDEX FUND
                                                         --------------------------------------
                                                           SIX MONTHS                      YEAR
                                                                ENDED                     ENDED
                                                        JUNE 30, 2004             DEC. 31, 2003
                                                                (000)                     (000)
-----------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                      $ 27,493                  $ 47,690
  Realized Net Gain (Loss)                                    (5,959)                    20,945
  Change in Unrealized Appreciation (Depreciation)           (28,756)                  (23,711)
-----------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                           (7,222)                    44,924
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                          (27,493)                  (47,690)
    Admiral Shares                                                 --                        --
    Institutional Shares                                           --                        --
  Realized Capital Gain*
    Investor Shares                                                --                  (14,154)
    Admiral Shares                                                 --                        --
    Institutional Shares                                           --                        --
-----------------------------------------------------------------------------------------------
    Total Distributions                                      (27,493)                  (61,844)
-----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                             144,250                   174,393
  Admiral Shares                                                   --                        --
  Institutional Shares                                             --                        --
-----------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                              144,250                   174,393
-----------------------------------------------------------------------------------------------
  Total Increase (Decrease)                                   109,535                   157,473
-----------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                         951,406                   793,933
-----------------------------------------------------------------------------------------------
  End of Period                                            $1,060,941                  $951,406
===============================================================================================

*Includes fiscal 2004 and 2003 short-term gain distributions totaling $0 and $6,345,000, respectively. Short-term gain distributions are treated as ordinary income for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

TOTAL BOND MARKET INDEX FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                                   JUNE 30,         --------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         2004       2003     2002      2001     2000    1999
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $10.31     $10.38   $10.15    $ 9.96    $9.56  $10.27
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                .219       .465     .572      .632     .648    .617
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                   (.201)     (.060)     .239      .190     .400  (.695)
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   .018       .405     .811      .822    1.048  (.078)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                               (.223)     (.475)   (.570)    (.632)   (.648)  (.617)
  Distributions from Realized Capital Gains                          (.015)     .   --   (.011)      . --     . --  (.015)
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                              (.238)     (.475)   (.581)    (.632)   (.648)  (.632)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $10.09     $10.31   $10.38    $10.15    $9.96  $ 9.56
==========================================================================================================================
Total Return*                                                         0.16%      3.97%    8.26%     8.43%   11.39%  -0.76%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                              $17,693    $17,032  $16,676   $14,116  $11,180  $9,477
  Ratio of Total Expenses to Average Net Assets                     0.22%**      0.22%    0.22%     0.22%    0.22%   0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                              4.31%**      4.46%    5.63%     6.21%    6.72%   6.26%
  Portfolio Turnover Rate                                             41%**        66%      75%       67%      53%     55%
==========================================================================================================================

Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

FINANCIAL HIGHLIGHTS (CONTINUED)

Total Bond Market Index Fund Admiral Shares
------------------------------------------------------------------------------------------------------------------
                                                           SIX MONTHS ENDED                            NOV. 12* TO
                                                                   JUNE 30,      YEAR ENDED DEC. 31,      DEC. 31,
                                                                                -------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                         2004        2003        2002           2001
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.31      $10.38      $10.15         $10.44
------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                .224        .472        .578           .082
  Net Realized and Unrealized Gain (Loss) on Investments             (.201)      (.060)        .239         (.290)
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   .023        .412        .817         (.208)
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                               (.228)      (.482)      (.576)         (.082)
  Distributions from Realized Capital Gains                          (.015)        . --      (.011)           . --
------------------------------------------------------------------------------------------------------------------
   Total Distributions                                               (.243)      (.482)      (.587)         (.082)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $10.09      $10.31      $10.38         $10.15
==================================================================================================================
Total Return                                                          0.21%       4.04%       8.32%         -2.00%
==================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                               $2,176      $2,092      $1,805           $866
  Ratio of Total Expenses to Average Net                            0.12%**       0.15%       0.17%        0.17%**
  Ratio of Net Investment Income to Average Assets                  4.40%**       4.52%       5.66%        5.97%**
  Portfolio Turnover Rate                                             41%**         66%         75%            67%
==================================================================================================================

*Inception.
**Annualized.

TOTAL BOND MARKET INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                              JUNE 30,         ------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    2004          2003       2002      2001      2000        1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.31        $10.38     $10.15    $ 9.96     $9.56      $10.27
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                           .226          .477       .585      .644      .659        .627
  Net Realized and Unrealized Gain (Loss)
    on Investments                                              (.201)        (.060)       .239      .190      .400      (.695)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              .025          .417       .824      .834     1.059      (.068)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.230)        (.487)     (.583)    (.644)    (.659)      (.627)
  Distributions from Realized Capital Gains                     (.015)          . --     (.011)      . --     . --       (.015)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (.245)        (.487)     (.594)    (.644)    (.659)      (.642)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $10.09        $10.31     $10.38    $10.15     $9.96      $ 9.56
===============================================================================================================================
TOTAL RETURN                                                     0.22%         4.10%      8.39%     8.56%    11.52%      -0.66%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                          $6,995        $6,593     $6,525    $6,778    $4,570      $3,204
  Ratio of Total Expenses to Average Net Assets                 0.09%*         0.10%      0.10%     0.10%     0.10%       0.10%
  Ratio of Net Investment Income to Average Net Assets          4.43%*         4.60%      5.77%     6.32%     6.84%       6.36%
  Portfolio Turnover Rate                                         41%*           66%        75%       67%       53%         55%
===============================================================================================================================

*Annualized.

SHORT-TERM BOND INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                       YEAR ENDED DECEMBER 31,
                                                              JUNE 30,        -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    2004          2003       2002      2001      2000        1999
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.28        $10.32     $10.19    $ 9.96     $9.73      $10.10
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                           .146          .329       .452      .568      .601        .539
  Net Realized and Unrealized Gain (Loss)
    on Investments                                              (.163)          .015       .152      .299      .230      (.336)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            (.017)          .344       .604      .867      .831        .203
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                          (.146)        (.329)     (.452)    (.568)    (.601)      (.539)
  Distributions from Realized Capital Gains                     (.007)        (.055)     (.022)    (.069)      . --      (.034)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (.153)        (.384)     (.474)    (.637)    (.601)      (.573)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $10.11        $10.28     $10.32    $10.19     $9.96      $ 9.73
===============================================================================================================================
TOTAL RETURN*                                                   -0.17%         3.37%      6.10%     8.88%     8.84%       2.08%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                          $3,301        $3,041     $2,553    $1,680    $1,287      $1,156
  Ratio of Total Expenses to Average Net Assets                0.19%**         0.20%      0.21%     0.21%     0.21%       0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                         2.88%**         3.17%      4.37%     5.45%     6.16%       5.48%
  Portfolio Turnover Rate                                       108%**          111%       139%      156%       74%        108%
===============================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

SHORT-TERM BOND INDEX FUND ADMIRAL SHARES
-------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                              NOV. 12* TO
                                                                  JUNE 30,        YEAR ENDED DEC. 31,      DEC. 31,
                                                                                ---------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2004           2003        2002          2001
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                $10.28         $10.32      $10.19        $10.44
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                               .151           .334         457          .069
  Net Realized and Unrealized Gain (Loss) on Investments            (.163)           .015        .152        (.181)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                (.012)           .349        .609        (.112)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                              (.151)         (.334)      (.457)        (.069)
  Distributions from Realized Capital Gains                         (.007)         (.055)      (.022)        (.069)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.158)         (.389)      (.479)        (.138)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $10.11         $10.28      $10.32        $10.19
===================================================================================================================
TOTAL RETURN                                                        -0.13%          3.43%       6.15%        -1.08%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                              $1,306         $1,177        $773          $273
  Ratio of Total Expenses to Average Net Assets                    0.11%**          0.15%       0.16%       0.17%**
  Ratio of Net Investment Income to Average Net Assets             2.96%**          3.21%       4.37%       5.01%**
  Portfolio Turnover Rate                                           108%**           111%        139%          156%
===================================================================================================================

*Inception.
**Annualized.

INTERMEDIATE-TERM BOND INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                                                            JUNE 30,      -------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                 2004      2003     2002     2001    2000    1999
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $10.69   $10.75   $10.28   $10.02 $ 9.51   $10.48
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                         .251     .532     .597     .651   .654     .628
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                            (.275)     .064     .478     .260   .510   (.936)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                          (.024)     .596    1.075     .911  1.164   (.308)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                        (.251)   (.532)   (.597)   (.651) (.654)   (.628)
  Distributions from Realized Capital Gains                                   (.015)   (.124)   (.008)     . --   . --   (.034)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                       (.266)   (.656)   (.605)   (.651) (.654)   (.662)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                $10.40   $10.69   $10.75   $10.28 $10.02   $ 9.51
===============================================================================================================================
TOTAL RETURN*                                                                 -0.26%    5.65%   10.85%    9.28% 12.78%   -3.00%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                        $2,976   $2,749   $2,415   $2,096 $1,642   $1,449
  Ratio of Total Expenses to Average Net Assets                              0.20%**    0.20%    0.21%    0.21%  0.21%    0.20%
  Ratio of Net Investment Income to
    Average Net Assets                                                       4.74%**    4.91%    5.75%    6.33%  6.83%    6.33%
  Portfolio Turnover Rate                                                      79%**      98%     141%     135%    81%     120%
===============================================================================================================================

Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Annualized.

INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL SHARES
-------------------------------------------------------------------------------------------------------------------
                                                          SIX MONTHS ENDED                              NOV. 12* TO
                                                                  JUNE 30,        YEAR ENDED DEC. 31,      DEC. 31,
                                                                                ---------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                        2004           2003        2002          2001
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.69         $10.75      $10.28        $10.65
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                               .256           .538        .602          .085
  Net Realized and Unrealized Gain (Loss) on Investments            (.275)           .064        .478        (.370)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                (.019)           .602       1.080        (.285)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                              (.256)         (.538)      (.602)        (.085)
  Distributions from Realized Capital Gains                         (.015)         (.124)      (.008)          . --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (.271)         (.662)      (.610)        (.085)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                      $10.40         $10.69      $10.75        $10.28
===================================================================================================================
TOTAL RETURN                                                        -0.22%          5.70%      10.91%        -2.68%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                $884           $756        $662          $348
  Ratio of Total Expenses to Average Net Assets                    0.12%**          0.15%       0.16%       0.17%**
  Ratio of Net Investment Income to Average Net Assets             4.82%**          4.96%       5.78%       6.17%**
  Portfolio Turnover Rate                                            79%**            98%        141%          135%
===================================================================================================================

*Inception.
**Annualized.


LONG-TERM BOND INDEX FUND
---------------------------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                   JUNE 30,      ----------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD         2004      2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $11.50    $11.67   $10.83   $10.66   $ 9.77   $11.32
---------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                .307      .627     .658     .683     .679     .662
  Net Realized and Unrealized Gain (Loss)
    on Investments                                   (.350)      .004     .840     .170     .890  (1.531)
---------------------------------------------------------------------------------------------------------
  Total from Investment Operations                   (.043)      .631    1.498     .853    1.569   (.869)
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income               (.307)    (.627)   (.658)   (.683)   (.679)   (.662)
  Distributions from Realized Capital Gains              --    (.174)       --       --       --   (.019)
---------------------------------------------------------------------------------------------------------
  Total Distributions                                (.307)    (.801)   (.658)   (.683)   (.679)   (.681)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $11.15    $11.50   $11.67   $10.83   $10.66   $ 9.77
=========================================================================================================
TOTAL RETURN*                                        -0.42%     5.50%   14.35%    8.17%   16.64%   -7.85%
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                $1,061      $951     $794     $542     $417     $313
 Ratio of Total Expenses to Average Net Assets      0.20%**     0.20%    0.21%    0.21%    0.21%    0.20%
 Ratio of Net Investment Income to
   Average Net Assets                               5.38%**     5.34%    5.92%    6.30%    6.71%    6.39%
Portfolio Turnover Rate                               79%**       76%     141%     107%      56%      61%
=========================================================================================================
*Total returns do not reflect the $10 annual account  maintenance fee applied on balances under $10,000.
**Annualized.



SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS. NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Funds comprise the Total Bond Market Index, Short-Term Bond Index, Intermediate-Term Bond Index, and Long-Term Bond Index Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the funds' investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

The Total Bond Market Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Short-Term Bond Index and Intermediate-Term Bond Index Funds each offer two classes of shares, Investor Shares and Admiral Shares. The Long-Term Bond Index Fund offers only Investor Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. SWAP CONTRACTS: The Total Bond Market Index Fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:


--------------------------------------------------------------------------------
                  CAPITAL CONTRIBUTION       PERCENTAGE            PERCENTAGE OF
                           TO VANGUARD          OF FUND               VANGUARD'S
INDEX FUND                       (000)       NET ASSETS           CAPITALIZATION
--------------------------------------------------------------------------------
Total Bond Market               $3,884            0.01%                    3.88%
Short-Term Bond                    680             0.01                     0.68
Intermediate-Term Bond             556             0.01                     0.56
Long-Term Bond                     152             0.01                     0.15
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended June 30, 2004, the Total Bond Market Index Fund realized $748,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

Realized and unrealized gains (losses) on certain of the Total Bond Market Index Fund's swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund's income dividends to shareholders is offset by a change in principal return. Realized gains on swap contracts of $8,358,000 have been reclassified from accumulated net realized gains to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month.

At June 30, 2004, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                            (000)
                                               ---------------------------------
                                                                  NET UNREALIZED
                          APPRECIATED         DEPRECIATED           APPRECIATION
INDEX FUND                 SECURITIES          SECURITIES         (DEPRECIATION)
--------------------------------------------------------------------------------
Total Bond Market            $464,031          $(347,110)               $116,921
Short-Term Bond                21,909            (46,563)               (24,654)
Intermediate-Term Bond         66,984            (57,802)                  9,182
Long-Term Bond                 31,913            (17,593)                 14,320
--------------------------------------------------------------------------------

At June 30, 2004, the Total Bond Market Index Fund had the following open swap contracts:

TOTAL RETURN SWAPS
--------------------------------------------------------------------------------------------------------------
                                                                                                    UNREALIZED
                                                          NOTIONAL              FLOATING          APPRECIATION
                                                            AMOUNT              INTEREST        (DEPRECIATION)
REFERENCE ENTITY/TERMINATION DATE               DEALER*      (000)           RATE PAID**                 (000)
--------------------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities Index
7/31/2004                                           DBS   $ 55,000                 0.59%               $ (773)
9/30/2004                                            BA    100,000                  0.51               (3,795)
10/31/2004                                           BA     70,000                  0.51                 (873)
Federal Home Loan Mortgage Corp., 5.5% 30-Year
7/1/2004                                            UBS     40,000                  0.96               (1,426)
Federal Home Loan Mortgage Corp., 6.0% 30-Year
7/31/2004                                           UBS     34,000                  1.01                 (616)
Federal Home Loan Mortgage Corp., 5.5% 30-Year
8/31/2004                                           UBS     60,000                  1.11                   444
Federal Home Loan Mortgage Corp., 5.0% 15-Year
10/31/2004                                          UBS     30,000                  1.11                  (81)
Federal National Mortgage Association, 5.5% 30-Year
7/1/2004                                            UBS     80,000                  1.11               (1,993)
Federal National Mortgage Association, 4.5% 15-Year
7/31/2004                                           UBS     40,000                  1.16                 (181)
--------------------------------------------------------------------------------------------------------------
                                                                                                      $(9,294)
                                                                                                     ---------
--------------------------------------------------------------------------------------------------------------

*BA-Bank of America.
  DBS-Deutsche Bank Securities.
  UBS-UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR).

D. During the six months ended June 30, 2004, purchases and sales of investment securities other than temporary cash investments were:

-------------------------------------------------------------------------------------------------
                                   U.S. GOVERNMENT                       OTHER INVESTMENT
                                     SECURITIES                             SECURITIES
                                        (000)                                 (000)
                                      -----------------------------------------------------------
INDEX FUND                 PURCHASES             SALES                PURCHASES             Sales
-------------------------------------------------------------------------------------------------
Total Bond Market         $7,368,920        $3,995,069               $1,210,196        $1,346,971
Short-Term Bond            2,431,225         2,077,032                  475,363           315,745
Intermediate-Term Bond     1,383,828         1,182,743                  551,703           284,456
Long-Term Bond               428,503           317,834                  111,815            82,028
-------------------------------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at June 30, 2004, and collateral received with respect to such loans, were:


--------------------------------------------------------------------------------
                                                                   (000)
                         -------------------------------------------------------
                                                      Collateral Received
                                             -----------------------------------
                          Market Value                           U.S. Government
                             of Loaned                                and Agency
Index Fund                  Securities           Cash                 Securities
--------------------------------------------------------------------------------
Total Bond Market           $4,347,381       $757,789                 $3,685,650
Short-Term Bond                985,386        400,519                    609,678
Intermediate-Term Bond         689,318        239,417                    463,484
Long-Term Bond                 219,304        128,609                     94,057
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                                 JUNE 30, 2004             DECEMBER 31, 2003
                                            ------------------------------------------------
                                               AMOUNT     SHARES        AMOUNT        SHARES
INDEX FUND                                      (000)      (000)         (000)         (000)
--------------------------------------------------------------------------------------------
TOTAL BOND MARKET
Investor Shares
Issued                                     $ 2,576,387   250,272   $ 4,786,619       462,256
Issued in Lieu of Cash Distributions           383,203    37,312       731,638        70,607
Redeemed                                   (1,896,495) (184,646)   (5,038,171)     (488,069)
                                          --------------------------------------------------
Net Increase (Decrease)--Investor Shares     1,063,095   102,938       480,086        44,794
                                          --------------------------------------------------
Admiral Shares
Issued                                         524,786    50,935       996,181        96,273
Issued in Lieu of Cash Distributions            41,182     4,009        72,894         7,036
Redeemed                                     (432,758)  (42,053)     (768,513)      (74,404)
                                          --------------------------------------------------
Net Increase (Decrease)--Admiral Shares        133,210    12,891       300,562        28,905
                                          --------------------------------------------------
Institutional Shares
Issued                                       1,332,058   129,438     2,575,989       248,753
Issued in Lieu of Cash Distributions           150,858    14,690       264,763        25,552
Redeemed                                     (920,325)  (89,769)   (2,731,318)     (263,720)
                                          --------------------------------------------------
Net Increase (Decrease)--Institutional Shares  562,591    54,359       109,434        10,585
--------------------------------------------------------------------------------------------
SHORT-TERM BOND
Investor Shares
Issued                                       $ 957,618    93,312   $ 1,682,030       162,602
Issued in Lieu of Cash Distributions            42,018     4,103        90,783         8,788
Redeemed                                     (686,062)  (66,982)   (1,268,914)     (122,787)
                                          --------------------------------------------------
Net Increase (Decrease)--Investor Shares       313,574    30,433       503,899        48,603
                                          --------------------------------------------------
Admiral Shares
Issued                                         481,344    46,939       694,054        67,158
Issued in Lieu of Cash Distributions            15,895     1,552        31,894         3,088
Redeemed                                     (345,641)  (33,854)     (316,937)      (30,655)
                                          --------------------------------------------------
Net Increase (Decrease)--Admiral Shares        151,598    14,637       409,011        39,591
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                    YEAR ENDED
                                                 JUNE 30, 2004             DECEMBER 31, 2003
                                            ------------------------------------------------
                                               AMOUNT     SHARES        AMOUNT        SHARES
INDEX FUND                                      (000)      (000)         (000)         (000)
--------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND
Investor Shares
Issued                                        $700,016    65,530      $1,223,547     112,866
Issued in Lieu of Cash Distributions            62,850     5,898         136,726      12,665
Redeemed                                     (448,891)  (42,247)     (1,006,654)    (93,144)
                                          --------------------------------------------------
Net Increase (Decrease)--Investor Shares       313,975    29,181         353,619      32,387
                                          --------------------------------------------------
Admiral Shares
Issued                                         298,665    27,822         409,003      37,890
Issued in Lieu of Cash Distributions            15,139     1,421          31,575       2,926
Redeemed                                     (157,390)  (14,868)       (342,176)    (31,724)
                                          --------------------------------------------------
Net Increase (Decrease)--Admiral Shares        156,414    14,375          98,402       9,092
--------------------------------------------------------------------------------------------
LONG-TERM BOND
Issued                                        $284,637    24,714        $493,636      41,982
Issued in Lieu of Cash Distributions            23,484     2,049          53,848       4,613
Redeemed                                     (163,871)  (14,337)       (373,091)    (31,880)
                                          --------------------------------------------------
Net Increase (Decrease)                        144,250    12,426         174,393      14,715
--------------------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND
--------------------------------------------------------------------------------
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of
--------------------------------------------------------------------------------

                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (129)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (129)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (129)                Chairman (January-September 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (129)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL Trustee              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (127)                Director of Vanguard Investment Series plc (Irish investment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.
--------------------------------------------------------------------------------

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (129)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (129)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (129)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (129)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
--------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. They are also available from the SEC's website, www.sec.gov.

In addition, beginning August 31, 2004, you may obtain a free report on how the fund voted on proxies for securities it owned during the 12 months ended June
30. To get the report, visit either www.vanguard.com or www.sec.gov.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                               (C) 2004 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.
                                                                     Q842 082004

Item 2: Not applicable.

Item 3: Not applicable.

Item 4: Not applicable.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.
        (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD BOND INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD BOND INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 16, 2004

       VANGUARD BOND INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date:  August 16, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.